January 31, 2002
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HIGHMARK
   The smart approach to investing.

                                                                        semi-
                                                                        annual
                                                                          REPORT
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


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                                TABLE OF CONTENTS

letter to shareholders ................................................   2

message from the investment adviser ...................................   3

management's discussion & analysis ....................................   4

statements of net assets/schedule of investments ......................  23 statement of assets & liabilities .....................................  65 statements of operations ..............................................  66

statements of changes in net assets ...................................  70 financial highlights ..................................................  74

notes to financial statements .........................................  81 shareholder voting results ............................................  90 fund information ......................................................  92



This report and the financial statements contained herein are submitted for the general information of HighMark(R) Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by Union Bank of California, N.A., or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. SEI Investments Distribution Co., serves as Distributor for HighMark Funds and is not affiliated with the Advisor, HighMark Capital Management, Inc. or with Union Bank of California, N.A.

                                                           WWW.HIGHMARKFUNDS.COM

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[PHOTO OMITTED]
GREG KNOPF

LETTER TO SHAREHOLDERS

MY FELLOW SHAREHOLDERS:
We are pleased to present your HighMark Funds Semi-Annual Report for the period ending January 31, 2002. Please take the time to review your Fund Manager's commentary. It will give you a good overview of the Fund(s) you own and will help make you a more informed investor.

As is quite evident, the period just ended presented many challenges for our country. The events of September 11th will forever be a part of our memories. Our thoughts and prayers go out to those who lost loved ones in the horrific terrorist attacks. The damage done has left every American deeply saddened. However, in the subsequent days, it became clear very quickly that our nation's pride, confidence, and determination were not damaged at all. In fact, adversity strengthened the very things that make our country great. It has brought out the best in us.

CHANGES FOR HIGHMARK FUNDS
During the period we made several important changes that we feel will benefit the long- term performance of HighMark Funds. We have increased our focus on our Value, Core, and Fixed Income strategies and additional resources have been added to the teams that manage Funds using these strategies. In addition, Waddell & Reed Investment Management, LSV Asset Management, and Deutsche Asset Management were hired as sub-advisers for the Growth, Small Cap Value, and International Equity Funds, respectively. Each is recognized as an industry leader in its area of expertise and we are excited by the long term potential for the performance of these Funds.

OUTLOOK FOR 2002
Although the economy remains in recession as the year begins and financial markets continue to be volatile, we feel a number of factors are in place that bode well for a recovery later in the year. The combination of monetary and fiscal stimulus, the decline in oil prices, inventory restocking, and improving demand by both businesses and consumers, should result in improving economic fundamentals and stronger corporate earnings. This should contribute to improving equity valuations. In addition, given our expectation of a core inflation rate in the 1.5% range, we believe the near term fundamentals of the bond market also appear sound. Please see Luke Mazur's comments on the following page for a more indepth discussion of our outlook.

Though recent times have proved challenging, we believe that investors who remain patient and maintain a diversified portfolio will be rewarded over the long term. As always, we thank you for your investment in HighMark Funds and the confidence you have placed in us as manager of your assets.

Sincerely,



/s/ Greg Knopf

Greg Knopf
Managing Director
HighMark Capital Management, Inc.

2  1.800.433.6884
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LUKE MAZUR

MESSAGE FROM
THE INVESTMENT ADVISER

MY FELLOW SHAREHOLDERS:
The six-month period beginning August 1, 2001 through January 31, 2002 was volatile for the markets, with stocks languishing during the late summer, declining sharply after September 11th, staging an impressive rally in the fall, but giving up ground in early 2002.

During the period, businesses slashed inventories as well as spending on equipment and technology. The September terrorist attacks exacerbated the economic downturn, causing a short-term depression in travel-related industries. In November, the National Bureau of Economic Research declared that a recession began the prior March. Enron, once considered a Wall Street darling and leader of free-market energy markets, collapsed into bankruptcy. Accounting irregularities called into question the quality of financial reports in general. Argentina descended deeper into an economic malaise that seems to be a recurring event in that country. Christmas sales were slow, although retailers wisely held back inventory purchases as a slow back-to-school selling season forewarned of anticipated sluggishness.

On the plus side, low mortgage rates kept housing affordable, and the record level of mortgage refinancing was a major reason why consumer spending stayed in tact. Real GDP contracted at an annual rate of 1.3% in the third calendar quarter, but grew at 1.4% in the fourth quarter. The Federal Reserve Board's late January decision to leave interest rates unchanged for the first time in over a year was justified by signs that weakness in economic activity was abating.

Indeed, given the better-than expected fourth quarter report, many economists are now forecasting an imminent economic recovery. Our view is more cautious. Although the average recession since World War II has lasted 11 months, the economic expansion that began in March 1991 lasted a well-above average 10 years, suggesting that historical averages are not predictive. While a depletion of inventory bodes well for an economic rebound, since companies will need to boost production to replace these goods, GDP growth in early 2002 could be lower than otherwise would be the case because zero percent financing probably accelerated significant auto purchases into 2001. On the business front, we do not see capital spending rebounding significantly in the near term. However, further cutbacks in capital spending should trim the capacity overhang to a more manageable level. Meanwhile, we would not be surprised to see unemployment continue to rise in the first quarter of 2002.

The good news is that wage pressure has diminished considerably while lower oil prices are helping to propel the recovery. OPEC producers have failed in their attempt to reign in non-OPEC producing countries, namely Russia, which is more concerned with its economy than bowing to its Arab neighbor's wishes. Because of the economic slack that is expected to continue for some time, there is little reason for policymakers to raise interest rates through the first half of 2002.

The turnaround in stocks has been driven by a rebound in investor confidence that began in early October as investors began to expect an economic recovery. Typically, the first leg of a bull market is driven by liquidity. However, a liquidity driven market eventually needs something tangible to sustain it, like profits. With the market trading at about 25 times 2001 corporate profits, it's hard to visualize a price/earnings expansion. Meanwhile, expectations of core inflation in the 1.5% zone still bode well for bond portfolios.

We are optimistic that consumer, business and government actions taken during the past six months are positioning the economy for recovery and a return to growth. Crises can derail the markets, but only temporarily. Time and again, the U.S. markets have rebounded following a severe national challenge. Such a challenge occurred last September, and the markets - as well as the nation - responded.

Sincerely,

/s/ Luke Mazur

Luke Mazur
Chief Investment Officer
HighMark Capital Management, Inc.



                                                         WWW.HIGHMARKFUNDS.COM 3
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         TOP TEN HOLDINGS*
COMPANY                     % OF
                         PORTFOLIO
PFIZER                      4.9
MICROSOFT                   4.0
FOREST LABORATORIES         3.6
CISCO SYSTEMS               3.5
PHILIP MORRIS               3.1
GOLDMAN SACHS GROUP         2.6
AMERICAN HOME PRODUCTS      2.5
APPLIED MATERIALS           2.5
MEDTRONIC                   2.4
CITIGROUP                   2.2



          TOP FIVE SECTORS
SECTOR                      % OF
                          PORTFOLIO
HEALTH CARE                24.0
INFORMATION TECHNOLOGY     18.8
CONSUMER DISCRETION        13.7
FINANCIALS                 12.2
SEMICONDUCTORS              9.9

*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

GROWTH FUND

PERFORMANCE
For the six months ended January 31, 2002, the HighMark Growth Fund produced a total return of -6.34% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500/BARRA Growth Index returned -1.79% while the Morningstar Large Growth Category, a measure of the Fund's peer group, returned -7.85%.

FACTORS AFFECTING PERFORMANCE
On October 1, 2001, Waddell & Reed Investment Management Company became the sub-adviser and began managing the HighMark Growth Fund. Founded in 1937, Waddell & Reed has $33.8 billion in total assets under management. The Fund's new management team focuses on premier blue-chip companies growing at 10-20% annually that possess a sustainable competitive advantage such as brand, cost structure or market share.

Prior to the change in management team on October 1, the Fund's unbalanced weighting in technology and capital goods hampered performance as the U.S. economy was entering a recession. The September 11th terrorist attacks darkened the economic climate and caused cyclical stocks to sell off sharply.

Since the change in management, the Fund has benefited from a balance between stable growth stocks and more cyclical companies that benefit from a stronger economy. The Fund added semiconductor and software companies at extremely discounted prices, and performance was rewarded.

The Fund's retailing exposure also helped performance, with holdings in such leading companies as Home Depot, Lowe's (home improvement) and Kohl's (discount department stores). Detractors during the period include stable growth companies, particularly pharmaceutical stocks such as American Home Products and Pfizer, which saw investment outflows as cyclical stocks performed better.

CURRENT STRATEGY & OUTLOOK
In the months ahead, we expect continued market volatility as weak near-term corporate earnings reports challenge the conviction of investors that economic recovery is at hand. Our strategy, which mixes stable growth stocks with more cyclical companies that are likely to benefit from a stronger economy later in 2002 and into 2003, is likely to be successful in many different environments.

4  1.800.433.6884
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HIGHMARK GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK GROWTH FUND VERSUS THE S&P 500/BARRA GROWTH INDEX, THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

[PHOTO OMITTED]                                      [PHOTO OMITTED]
TEAM LEADER                                          TEAM LEADER
DAN BECKER                                           PHIL SANDERS
WADDELL & REED INVESTMENT                            WADDELL & REED INVESTMENT
MANAGEMENT CO.                                       MANAGEMENT CO.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

              HighMark          HighMark         HighMark         HighMark             S&P 500/           S&P 500       Morningstar
            Growth Fund,       Growth Fund,     Growth Fund,     Growth Fund,            BARRA            Composite     Large Growth
          Fiduciary Shares    Class A Shares+  Class B Shares+  Class C Shares+      Growth Index          Index          Category
11/30/93      $10,000            $ 9,450          $10,000          $10,000             $10,000            $10,000         $10,000
7/94            9,650              9,129            9,650            9,650              10,100              9,809           9,933
7/95           12,085             11,420           12,085           12,085              12,733             12,598          12,985
7/96           13,622             12,891           13,622           13,622              14,841             13,784          15,277
7/97           20,234             19,142           20,234           20,234              22,574             19,825          23,908
7/98           24,805             23,403           24,698           24,805              26,926             23,344          29,864
7/99           29,082             27,363           28,714           29,082              32,374             28,954          37,094
7/00           32,319             30,337           31,637           32,144              35,278             37,047          43,388
7/01           17,546             16,434           17,011           17,303              30,222             25,625          30,602
1/02           16,433             15,366           15,872           16,125              28,406             24,103          30,054

-------------------------------------------------------------------------------------------------------------------------------
                                                                           ANNUALIZED          ANNUALIZED         ANNUALIZED
                                       SIX MONTH         ONE YEAR            3 YEAR              5 YEAR              SINCE
                                        RETURN            RETURN             RETURN              RETURN            INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                      -6.34%            -37.56%            -16.95%             -0.48%              6.46%
-------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                        -6.50%            -37.69%            -17.15%             -0.70%              7.14%
-------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*            -11.64%            -41.11%            -18.69%             -1.82%              6.35%
-------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                        -6.70%            -38.10%            -17.68%             -1.17%+            -7.46%
-------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**           -11.36%            -41.19%            -18.32%             -1.40%+            -7.97%
-------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                        -6.81%            -38.10%            -17.47%+            -0.86%+           -26.30%
-------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***           -7.74%            -38.71%            -17.47%+            -0.86%+           -26.30%
-------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                                                         WWW.HIGHMARKFUNDS.COM 5

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           TOP TEN HOLDINGS*
 COMPANY                          % OF
                                PORTFOLIO
 CITIGROUP                         3.4
 TARGET                            3.4
 BAXTER INTERNATIONAL              3.1
 GENERAL ELECTRIC                  2.8
 EXXON MOBIL                       2.6
 VERIZON COMMUNICATIONS            2.5
 MORGAN STANLEY DEAN WITTER        2.3
 MARSH & MCLENNAN                  2.2
 INTERNATIONAL BUSINESS MACHINES   2.1
 EL PASO                           2.1

           TOP FIVE SECTORS
 SECTOR                           % OF
                                PORTFOLIO
 INDUSTRIALS                      17.0
 FINANCIALS                       11.9
 HEALTH CARE                      10.6
 CONSUMER DISCRETION              10.2
 BANKS                             8.5

*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

VALUE MOMENTUM FUND

PERFORMANCE
For the six months ended January 31, 2002, the HighMark Value Momentum Fund returned -5.38% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Composite Index returned -6.01% while the Morningstar Large Value Category returned -5.10% during the period.

FACTORS AFFECTING PERFORMANCE
After a two-year lull, the performance of growth stocks dominated value during most of the six-month period ending January 31, 2002. The Fund, which focuses on value investing, lagged the S&P 500 Index, which is a mixture of growth and value. As the period came to a close, value began to reassert itself, as investors remained cautious. The Enron scandal and the dot.com collapse suggested that paying high prices for growth was a risky strategy, as investors became more skeptical of management and analyst projections.

The Fund benefited from its cautious approach with investments in such reliable companies as McGraw-Hill, a publisher that managed to post modest earnings growth in 2001 despite the difficult advertising environment. It did so by being diversified in other fields such as educational publishing and its Standard & Poor's division. Another successful investment for the Fund was Target, the discount retailer that benefited from the difficult economy because shoppers were value conscious. However, the Fund's performance was hurt by its investments in utilities and gas pipeline companies, which have done poorly as energy prices declined.

CURRENT STRATEGY AND OUTLOOK
The economy appears to have bottomed, with unemployment claims flattening and wages continuing to gain at a 4% rate. Corporate earnings are likely to improve over the next few years and stocks should outperform bonds and cash equivalents, which are yielding 5% and 1%, respectively.

We continue to emphasize diversification, valuation and reliable earnings in our investment strategy. Attractive candidates include pharmaceutical companies, which have recently been poor performers as patent expirations and poor product flow have led to price competition from generic drug companies. In addition, utilities offer 5-6% dividend yields and appear inexpensive. Given that earnings have yet to recover, overall high valuations may mean that investors will have to be patient in awaiting this recovery in stock prices.

6  1.800.433.6884
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HIGHMARK VALUE MOMENTUM FUND
INVESTMENT OBJECTIVE

THE HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF INCOME.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[PHOTO OMITTED]
TEAM LEADER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.



[CHART GRAPHIC OMITTED]
Plot points are as follows:

          HighMark Value     HighMark Value   HighMark Value   HighMark Value          S&P 500         Morningstar
          Momentum Fund,     Momentum Fund,   Momentum Fund,   Momentum Fund,         Composite        Large Growth
         Fiduciary Shares    Class A Shares+  Class B Shares+  Class C Shares+           Index           Category
7/31/91       $10,000            $ 9,450          $10,000          $10,000             $10,000            $10,000
7/92           11,158             10,545           11,158           11,158              11,282             11,345
7/93           12,545             11,856           12,545           12,545              12,265             12,714
7/94           13,081             12,363           13,081           13,081              12,894             13,400
7/95           16,404             15,504           16,404           16,404              16,255             16,093
7/96           19,162             18,075           19,162           19,162              18,946             18,375
7/97           28,264             26,595           28,264           28,264              28,818             26,392
7/98           30,870             28,978           30,731           30,870              34,374             29,076
7/99           34,908             32,684           34,385           34,908              41,328             32,679
7/00           36,468             34,067           35,589           36,252              45,035             31,979
7/01           36,267             33,794           35,062           35,719              38,582             34,186
1/02           34,316             31,941           33,032           33,640              36,263             32,442

-----------------------------------------------------------------------------------------------------------------------------
                                                              ANNUALIZED        ANNUALIZED       ANNUALIZED       ANNUALIZED
                              SIX MONTH       ONE YEAR          3 YEAR            5 YEAR           10 YEAR           SINCE
                               RETURN          RETURN           RETURN            RETURN           RETURN          INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares              -5.38%         -11.90%            1.90%             7.65%           12.41%            13.10%
-----------------------------------------------------------------------------------------------------------------------------
  Class A Shares                -5.48%         -12.11%            1.65%             7.39%           12.24%+           12.56%
-----------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*    -10.68%         -16.95%           -0.25%             6.17%           11.60%+           11.92%
-----------------------------------------------------------------------------------------------------------------------------
  Class B Shares                -5.79%         -12.72%            0.93%             6.83%+          11.98%+            2.33%
-----------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**   -10.20%         -16.81%            0.08%             6.52%+          11.98%+            1.70%
-----------------------------------------------------------------------------------------------------------------------------
  Class C Shares                -5.82%         -12.72%            1.22%+            7.22%+          12.18%+           -1.90%
-----------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***   -6.70%         -13.54%            1.22%+            7.22%+          12.18%+           -1.90%
-----------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on February 1, 1991 with the performance of Class A Shares on April
    12, 1994, Class B Shares on February 2, 1998 or Class C Shares on November 30,
    1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance presented from
    February 1, 1991 (commencement of operations of Fiduciary Shares) and April
    2, 1992, (commencement of operations of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Value Momentum Fund.

                                                         WWW.HIGHMARKFUNDS.COM 7
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[HighMark Funds logo omitted]

          TOP TEN HOLDINGS*
COMPANY                       % OF
                            PORTFOLIO
CITIGROUP                      3.5
EXXON MOBIL                    2.4
CHEVRONTEXACO                  2.4
BELLSOUTH                      2.1
BANK OF AMERICA                2.0
SBC COMMUNICATIONS             1.5
AMERICAN INTERNATIONAL GROUP   1.5
AT&T                           1.5
LOEWS                          1.4
HEWLETT-PACKARD                1.4

          TOP FIVE SECTORS
SECTOR                        % OF
                            PORTFOLIO
BANKS                         15.2
FINANCIALS                    14.1
CONSUMER DISCRETION           12.8
ENERGY                        12.8
INDUSTRIALS                   10.5

*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

LARGE CAP VALUE FUND

PERFORMANCE
For the six months ended January 31, 2002, the HighMark Large Cap Value Fund returned -10.34% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500/BARRA Value Index returned -10.47% while the Morningstar Large Value Category returned -5.10%.

FACTORS AFFECTING PERFORMANCE
The value investment style generally outperformed growth during August and December, while growth outperformed value during September, October, November and January. The Fund lost ground when growth dominated value.

The Fund's performance relative to the S&P 500/BARRA Value Index was due in part to an underweight in shares of automobile stocks, which declined due to investor fears that zero percent financing offers would diminish profitability. The Fund's investments in defensive consumer staple stocks such as Archer-Daniels-Midland and Conagra Foods were also beneficial to performance as was its holdings in basic materials stocks such as chemicals and paper companies.

The Fund's investments in energy, financial services and utilities were generally detrimental to performance. In energy, the dramatic drop in oil and natural gas prices adversely affected corporate profits. Financial services concerns were adversely affected by the economic slowdown while utilities were hurt by collapsing electricity rates as well as fallout from the Enron scandal.

CURRENT STRATEGY AND OUTLOOK
According to the U.S. Commerce Department, the Gross Domestic Product advanced at a 1.4% rate during the fourth quarter, better than most economists expected. As the economy improves, traditional value areas of the market that have lagged, such as energy and utilities, should provide better returns for investors.

The Enron bankruptcy has called into question the integrity of accounting procedures that companies use in calculating profits. Potential abuses in accounting can potentially affect value as well as growth companies. The Enron debacle may cause the federal government to impose more stringent accounting standards on the nation's corporations. Meanwhile, it is increasingly important for investors to consider the quality as well as the quantity of earnings that are reported to shareholders.



8  1.800.433.6884

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HIGHMARK LARGE CAP VALUE FUND
INVESTMENT OBJECTIVE

THE HIGHMARK LARGE CAP VALUE FUND SEEKS TOTAL RETURN ON INVESTMENT, WITH DIVIDEND INCOME AS AN IMPORTANT COMPONENT OF THAT RETURN. A SECONDARY GOAL IS TO MAINTAIN A LOW LEVEL OF PRICE VOLATILITY.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP VALUE FUND VERSUS THE S&P 500/BARRA VALUE INDEX, THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[PHOTO OMITTED]
TEAM LEADER
MICHAEL MCBURNEY
HIGHMARK CAPITAL MANAGEMENT, INC.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

             HighMark          HighMark         HighMark         HighMark              S&P 500/
            Large Cap          Large Cap        Large Cap        Large Cap              BARRA             S&P 500      Morningstar
            Value Fund,       Value Fund,      Value Fund,      Value Fund,             Value            Composite     Large Growth
         Fiduciary Shares    Class A Shares+  Class B Shares+  Class C Shares+          Index               Index         Category
7/31/91       $10,000            $ 9,450          $10,000          $10,000             $10,000            $10,000         $10,000
7/92           11,603             10,965           11,603           11,603              11,326             11,282          11,345
7/93           12,734             12,034           12,734           12,734              13,113             12,265          12,714
7/94           13,273             12,543           13,273           13,273              13,806             12,894          13,400
7/95           15,564             14,740           15,564           15,564              16,759             16,255          16,093
7/96           18,406             17,425           18,406           18,406              19,365             18,946          18,375
7/97           25,792             24,389           25,792           25,792              28,580             28,818          26,392
7/98           28,575             26,950           28,451           28,575              32,390             34,374          29,076
7/99           32,641             30,707           32,221           32,641              37,397             41,328          32,679
7/00           29,485             27,679           28,838           29,335              37,345             45,035          31,979
7/01           28,630             26,788           27,730           28,202              38,831             38,582          34,186
1/02           25,669             23,994           24,780           25,182              34,766             36,263          32,442

-----------------------------------------------------------------------------------------------------------------------------
                                                               ANNUALIZED       ANNUALIZED       ANNUALIZED       ANNUALIZED
                              SIX MONTH       ONE YEAR           3 YEAR           5 YEAR           10 YEAR           SINCE
                               RETURN          RETURN            RETURN           RETURN           RETURN          INCEPTION
------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares            -10.34%         -18.35%           -5.86%             3.56%             9.17%           11.93%
------------------------------------------------------------------------------------------------------------------------------
  Class A Shares              -10.43%         -18.53%           -6.11%             3.30%             9.05%+           9.04%
------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*   -15.33%         -23.01%           -7.85%             2.14%             8.44%+           8.23%
------------------------------------------------------------------------------------------------------------------------------
  Class B Shares              -10.64%         -19.00%           -6.70%             2.83%+            8.78%+          -1.88%
------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**  -15.10%         -23.04%           -7.37%             2.60%+            8.78%+          -2.34%
------------------------------------------------------------------------------------------------------------------------------
  Class C Shares              -10.71%         -19.07%           -6.47%+            3.16%+            8.96%+          -8.59%
------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load*** -11.60%         -19.88%           -6.47%+            3.16%+            8.96%+          -8.59%
------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on February 9, 1984 with the performance of Class A Shares on June 20,
    1994, Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999.
    Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                                                         WWW.HIGHMARKFUNDS.COM 9

[Grand Tetons Graphic Omitted]
[HighMark Funds logo omitted]

          TOP TEN HOLDINGS*
COMPANY                                           % OF
                                                PORTFOLIO
GENERAL ELECTRIC                                   3.3
MICROSOFT                                          3.1
PFIZER                                             2.5
INTEL                                              2.2
CITIGROUP                                          2.1
INTERNATIONAL BUSINESS MACHINES                    2.0
WAL-MART STORES                                    1.8
EXXON MOBIL                                        1.7
VERIZON COMMUNICATIONS                             1.7
SAP, ADR                                           1.6
          TOP FIVE SECTORS
SECTOR                                            % OF
                                                PORTFOLIO
CONSUMER DISCRETION                               13.4
INFORMATION TECHNOLOGY                            13.2
HEALTH CARE                                       11.7
FINANCIALS                                        10.4
INDUSTRIALS                                        9.2

*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

CORE EQUITY FUND

PERFORMANCE
For the six months ended January 31, 2002, the HighMark Core Equity Fund produced a return of -6.40% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Composite Index returned -6.01% during the period, while the Morningstar Large Blend Category returned -6.40%.

FACTORS AFFECTING PERFORMANCE
On a relative basis, the Fund performed in line with its benchmark and peer group. However, absolute returns were negative. The stock market declined primarily because of a weakening economy as well as one of the worst periods for corporate earnings in over 30 years. In addition, stocks sold off sharply after the September 11th terrorist attacks.

However, many stocks have recovered from their September lows. In general, the number-two ranked company in a category outperformed the leader, so that, for example, shares of Target topped those of Wal-Mart Stores while Lowe's outpaced Home Depot. In addition, those stocks that declined the most in the two weeks following the September 11th terrorist attacks outperformed through January. This is particularly true for travel-related companies such as Delta Air Lines and Hilton Hotels.

CURRENT STRATEGY AND OUTLOOK
The HighMark Core Equity Fund's mandate is to outperform the S&P 500 Composite Index while maintaining a similar risk profile. Sector and industry weights are limited to 90%-to-110% of the market while the Fund's beta (or relative stock market variability) is maintained within +/- 10% of the market. The Fund's stock selection focuses on three categories: 1) core positions, including the largest 50-80 companies within the S&P 500 Composite Index; 2) industry/sector selections, 30-60 stocks to allow diversification; and 3) opportunistic stocks, 10-20 stocks purchased solely on appreciation potential.

In addition to the uncertain economic environment, there are a number of other risks in the market. While shares of energy, pharmaceuticals and utility companies are attractive at current levels, we are concerned about the high valuations of consumer companies, which did not pull back significantly during the recession and do not appear poised to rebound. Additionally, the Enron debacle has called into question the integrity of financial reporting. Asbestos liability has also re-emerged as an issue because of some large jury verdicts. Nevertheless, corporations have shed costs and reduced inventories, which should allow a solid earnings rebound when the economy recovers.

10  1.800.433.6884

[Grand Tetons Graphic Omitted]

HIGHMARK CORE EQUITY FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

[PHOTO OMITTED]
TEAM LEADER
CARL COLOMBO
HIGHMARK CAPITAL MANAGEMENT, INC.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

             HighMark           HighMark          HighMark         S&P 500          Morningstar
         Core Equity Fund,  Core Equity Fund, Core Equity Fund,   Composite          Large Blend
         Fiduciary Shares    Class A Shares+   Class B Shares+      Index              Category
5/31/00       $10,000            $ 9,450          $10,000          $10,000             $10,000
7/00            9,768              9,231            9,758           10,086              10,149
7/01            8,312              7,829            8,230            8,641               8,616
1/02            7,780              7,319            7,363            8,122               8,065

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           ANNUALIZED
                                                  SIX MONTH                   ONE YEAR                        SINCE
                                                   RETURN                      RETURN                       INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                                  -6.40%                     -17.12%                       -13.98%
-----------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                    -6.51%                     -17.24%                       -14.26%
-----------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*                        -11.65%                     -21.77%                       -17.29%
-----------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                                    -6.81%                     -17.81%                       -14.79%
-----------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**                       -11.47%                     -21.92%                       -16.95%
-----------------------------------------------------------------------------------------------------------------------------------

 + The performance presented links the performance of Fiduciary Shares from its inception on May 31, 2000 with the performance of Class A or Class B Shares on June 30, 2000. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A or Class B Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
 * Reflects 5.50% sales charge.
** Reflects maximum CDSC of 5.00%.
   Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                                                        WWW.HIGHMARKFUNDS.COM 11

[Grand Tetons Graphic Omitted]
[HighMark Funds logo omitted]

          TOP TEN HOLDINGS*
COMPANY                        % OF
                             PORTFOLIO
GENERAL ELECTRIC                2.3
MICROSOFT                       2.2
PFIZER                          1.7
U.S. TREASURY BOND,
    7.250%, 05/15/16            1.5
CITIGROUP                       1.5
INTEL                           1.5
INTERNATIONAL BUSINESS MACHINES 1.4
WAL-MART STORES                 1.3
VERIZON COMMUNICATIONS          1.2
EXXON MOBIL                     1.2

          TOP FIVE SECTORS
SECTOR                         % OF
                             PORTFOLIO
CONSUMER DISCRETION             9.5
INFORMATION TECHNOLOGY          9.4
HEALTH CARE                     8.4
FINANCIALS                      7.2
INDUSTRIALS                     6.5

*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

BALANCED FUND

PERFORMANCE
For the six months ended January 31, 2002, the HighMark Balanced Fund produced a return of -3.13% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Composite Index returned -6.01% and the Lehman Brothers U.S. Aggregate Bond Index rose 3.19%, while the Morningstar Balanced Objective returned -2.62%.

FACTORS AFFECTING PERFORMANCE
On a relative basis, the Fund performed in line with its benchmark, a blend of the S&P 500 and the Lehman aggregate bond index. It also returned within 50 basis points of its Morningstar peer group. However, absolute returns were negative. The stock market declined primarily because of a weakening economy as well as one of the worst periods for corporate earnings in over 30 years. In addition, stocks sold off sharply after the September 11th terrorist attacks.

The bond market counterbalanced the negative stock market environment. The U.S. Federal Reserve Board continued to aggressively reduce short-term interest rates, which had a positive impact on bond prices. The Fund's emphasis on corporate bonds proved beneficial to performance, as investors began to anticipate an economic recovery.

CURRENT STRATEGY & OUTLOOK
The Balanced Fund's stock selection focuses on three categories: 1) core positions, including the largest 50-80 companies within the S&P 500 Composite Index; 2) industry/sector selections, 30-60 stocks to allow diversification; and
3) opportunistic stocks, 10-20 stocks purchased solely on appreciation potential. The Fixed Income portion of the Fund is managed with an emphasis on high quality corporate and mortgage-backed securities.

Since investors anticipate an economic recovery in 2002, bond yields have risen significantly, causing prices to decline. However, we believe that the optimism for the economy may be overdone, and that intermediate-term and long-term interest rates may ease.

On the equity side, while shares of energy, pharmaceuticals and utility companies are attractive at current levels, we are concerned about the high valuations of consumer companies, which did not pull back significantly during the recession and do not appear poised to rebound. Nevertheless, corporations have shed costs and reduced inventories, which should allow a solid earnings rebound when the economy recovers.

12  1.800.433.6884

[Grand Tetons Graphic Omitted]
HIGHMARK BALANCED FUND
INVESTMENT OBJECTIVE

THE HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BALANCED FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR BALANCED OBJECTIVE.

[PHOTO OMITTED]
TEAM LEADER
CARL COLOMBO
HIGHMARK CAPITAL MANAGEMENT, INC.

[CHART GRAPHIC OMITTED]
Plot points are as follows:


             HighMark           HighMark         HighMark         HighMark             S&P 500       Lehman Brothers    Morningstar
          Balanced Fund,     Balanced Fund,   Balanced Fund,   Balanced Fund,         Composite       U.S. Aggregate      Balanced
         Fiduciary Shares    Class A Shares+  Class B Shares+  Class C Shares+          Index           Bond Index       Objective
7/31/91       $10,000            $ 9,450          $10,000          $10,000             $10,000            $10,000         $10,000
7/92           11,117             10,506           11,117           11,117              11,282             11,478          11,371
7/93           12,275             11,590           12,275           12,275              12,265             12,646          12,602
7/94           12,634             11,929           12,634           12,634              12,894             12,658          12,872
7/95           15,047             14,208           15,047           15,047              16,255             13,938          14,937
7/96           16,693             15,731           16,693           16,693              18,946             14,708          16,390
7/97           21,779             20,463           21,779           21,779              28,818             16,294          21,189
7/98           23,371             21,920           23,302           23,371              34,374             17,575          23,270
7/99           25,699             24,033           25,378           25,699              41,328             18,010          25,499
7/00           26,285             24,521           25,715           26,131              45,035             19,084          27,060
7/01           24,748             23,013           23,995           24,375              38,582             21,506          26,527
1/02           23,973             22,265           23,129           23,498              36,263             22,192          25,832

-----------------------------------------------------------------------------------------------------------------------------------
                                                               ANNUALIZED       ANNUALIZED       ANNUALIZED       ANNUALIZED
                              SIX MONTH       ONE YEAR           3 YEAR           5 YEAR           10 YEAR           SINCE
                               RETURN          RETURN            RETURN           RETURN           RETURN          INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares              -3.13%          -8.95%           -1.08%             4.53%           8.25%            9.08%
-----------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                -3.25%          -9.24%           -1.34%             4.26%           8.06%+           8.30%
-----------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*     -8.60%         -14.24%           -3.19%             3.09%           7.45%+           7.64%
-----------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                -3.61%          -9.81%           -2.00%             3.78%+          7.87%+           0.34%
-----------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**    -8.30%         -14.17%           -2.82%             3.48%+          7.87%+          -0.26%
-----------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                -3.60%          -9.82%           -1.74%+            4.11%+          8.04%+          -4.22%
-----------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***   -4.53%         -10.69%           -1.74%+            4.11%+          8.04%+          -4.22%
-----------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on February 1, 1991 with the performance of Class A Shares on November
    13, 1992, Class B Shares on February 2, 1998 or Class C Shares on November 30,
    1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance presented from
    February 1,1991 (commencement of operations of Fiduciary Shares) to November
    13, 1992 (commencement of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Balanced Fund.

                                                        WWW.HIGHMARKFUNDS.COM 13

[Grand Tetons Graphic Omitted]
[HighMark Funds logo omitted]

           TOP TEN HOLDINGS*
 COMPANY                     % OF
                           PORTFOLIO
 SCOTTISH ANNUITY
    & LIFE HOLDINGS           2.0
 IKON OFFICE SOLUTIONS        1.9
 GTECH HOLDINGS               1.6
 TOLL BROTHERS                1.5
 STATEN ISLAND BANCORP        1.5
 YORK INTERNATIONAL           1.4
 AUTODESK                     1.4
 RYDER SYSTEM                 1.4
 MOOG, CL A                   1.3
 STORAGE TECHNOLOGY           1.3

           TOP FIVE SECTORS
 SECTOR                      % OF
                           PORTFOLIO
 CONSUMER DISCRETION         24.8
 INDUSTRIALS                 20.0
 BANKS                       13.0
 INFORMATION TECHNOLOGY       9.4
 CONSUMER STAPLES             8.3

*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

SMALL CAP VALUE FUND

PERFORMANCE
For the six months ended January 31, 2002, the HighMark Small Cap Value Fund returned 2.86% (Fiduciary Shares). In comparison, the unmanaged Frank Russell 2000 Value Index returned 4.85% while the Morningstar Small Value Category returned 3.39%.

FACTORS AFFECTING PERFORMANCE
Small cap value stocks were the best performers in the market during the six months ended January 31, 2002. However, there were two distinct market periods within those six months. In August and September, the Russell 2000 Value Index was down 11% while it rebounded 18% during the subsequent four months.

A strong recovery began in October as an aggressive Federal Reserve Board sought to stimulate the economy with interest rate cuts after the September 11th terrorist attacks. Small cap value led the charge and was the only market segment to fully recover its losses. The Fund did well during this recovery period as its smaller, deep value stocks capitalized on their momentum.

On October 1, 2001 LSV Asset Management became the sub-adviser and began managing the Small Cap Value Fund. LSV Asset Management's investment philosophy is based upon years of academic research on value investing and investor behavior. LSV's primary objective is to produce a diversified, conservative portfolio that tracks the benchmark. The firm uses a quantitative investment strategy that combines a deep value discipline with momentum to take advantage of the behavioral tendencies of investors to extrapolate past performance into the future.

CURRENT STRATEGY & OUTLOOK
The Fund's strategy is to buy companies that are inexpensive, out of favor and have disappointed investors over a long period of time but are starting to show signs of recovery. As a contrary indicator, if a company has been a disappointing investment over the past five years, then that is a positive factor because investors typically punish such stocks below the appropriate price. In addition, the Fund prefers companies where management owns shares and where the company buys back shares when prices decline.

Currently, the quantitative model is finding attractive investment opportunities in the energy, financial services and home building sectors. As of January 31, 2002, the Fund's stock portfolio is trading at a price/earnings multiple of about 13, substantially below the benchmark valuation of 25.

14  1.800.433.6884

HIGHMARK SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP VALUE FUND VERSUS THE S&P SMALL CAP 600/BARRA VALUE INDEX, THE FRANK RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

[PHOTO OMITTED]
TEAM LEADER
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT

[CHART GRAPHIC OMITTED]
Plot points are as follows:

             HighMark           HighMark         HighMark         HighMark
            Small Cap          Small Cap        Small Cap         Small Cap                           Frank Russell     Morningstar
            Value Fund,        Value Fund,      Value Fund,       Value Fund,    S&P Small Cap 600/        2000         Small Value
         Fiduciary Shares    Class A Shares+  Class B Shares+  Class C Shares+   BARRA Value Index      Value Index      Objective
9/30/98       $10,000            $ 9,450          $10,000          $10,000             $10,000            $10,000         $10,000
7/99           12,479             11,778           12,398           12,479              12,076             11,208          11,868
7/00           14,529             13,670           14,336           14,488              12,451             11,752          12,579
7/01           14,122             13,246           13,504           13,950              15,604             14,543          15,588
1/02           14,526             13,617           14,158           14,298              16,226             15,248          16,116

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       ANNUALIZED              ANNUALIZED
                                         SIX MONTH                ONE YEAR               3 YEAR                   SINCE
                                          RETURN                   RETURN                RETURN                 INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                         2.86%                    0.65%                 10.39%                 11.92%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                           2.80%                    0.49%                 10.08%                 11.61%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*               -2.82%                   -5.04%                  8.03%                  9.75%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                           2.57%                   -0.09%                  9.56%                 11.04%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**              -2.29%                   -4.83%                  8.72%                 10.34%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                           2.49%                   -0.09%                  9.81%+                 6.29%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***              1.52%                   -1.04%                  9.81%+                 6.29%
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception September 17, 1998 with the performance of Class C Shares on November
    30, 1999. Fiduciary Shares performance has been adjusted for the maximum sales charge applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                                                        WWW.HIGHMARKFUNDS.COM 15

[Grand Tetons Graphic Omitted]
[HighMark Funds logo omitted]

          TOP TEN HOLDINGS*
COMPANY                              % OF
                                   PORTFOLIO
VODAFONE GROUP                        2.8
KONINKLIJKE PHILIPS ELECTRONICS       2.6
BANK OF IRELAND                       2.0
AVENTIS                               2.0
GLAXOSMITHKLINE                       1.9
UNICREDITO ITALIANO                   1.9
BP                                    1.9
INTERBREW                             1.8
KONINKLIJKE AHOLD                     1.7
ENI-ENTE NAZIONALE IDROCARBURI        1.7

                TOP
           FIVE COUNTRIES
COUNTRY                             % OF
                                  PORTFOLIO
UNITED KINGDOM                       15.4
FRANCE                               13.6
GERMANY                               9.2
JAPAN                                 8.3
NETHERLANDS                           7.2

*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

INTERNATIONAL EQUITY
FUND

PERFORMANCE
For the six months ended January 31, 2002, the HighMark International Equity Fund produced a total return of -9.32% (Fiduciary Shares). In comparison, the Morgan Stanley Capital International EAFE Index, a benchmark made up of companies in 21 nations, reflected a return of -11.28% while the Morningstar Foreign Stock Category returned -9.93% during the period.

FACTORS AFFECTING PERFORMANCE
International corporate profitability continued to falter amidst slack demand and overcapacity. In response to economic slowing and negative consumer sentiment, the European Central Bank cut interest rates. The easing of inflationary pressure raised expectations that the European Central Bank may begin to cut rates further which would boost economic growth. On expectations of a recovery, sectors such as technology, media and telecommunications started to rally despite profit warnings. This perception of a bottom enabled investors to focus on prospects for longer-term growth rather than near-term earnings weakness.

The Fund's underweight in technology and overweight in energy detracted from performance during the quarter. Energy stocks sold off over increased concerns related to exposure to Enron, which declared bankruptcy in November. Although the Fund's underweight position in Japan was beneficial, a strong yen in August and September detracted from the Fund's performance as the portfolio held export-oriented companies. However, as the yen weakened throughout the rest of 2001, many of these companies began to rebound. Although stocks fell in continental Europe, Emerging Markets were particularly weak in September as uncertainty following the terrorist attacks pervaded the market place. Semiconductor stocks in the portfolio performed well towards the end of the year as microchip prices reversed their downward trend. Other emerging markets such as Mexico have benefited from increased foreign direct investment as well as closer ties to the US.

CURRENT STRATEGY & OUTLOOK
We expect Europe's economy to recover towards the second half of 2002, as the benefits of lower interest rates are felt across the region and as consumer confidence begins to rise. However, Japan's outlook remains poor, as the nation's reform packages have not adequately addressed the banking system.

16  1.800.433.6884

HIGHMARK INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE

THE HIGHMARK INTERNATIONAL EQUITY FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES OF NON-U.S. ISSUERS.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CALIFORNIA INTERNATIONAL EQUITY FUND VERSUS THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX AND THE MORNINGSTAR FOREIGN STOCK CATEGORY.

[PHOTO OMITTED]
TEAM LEADER
CLARE BRODY
DEUTSCHE ASSET MANAGEMENT, INC.

             HighMark            HighMark         HighMark         HighMark     Morgan Stanley Capital
           International      International     International    International      International      Morningstar
            Equity Fund,       Equity Fund,     Equity Fund,     Equity Fund,          Equity         Foreign Stock
          Fiduciary Shares    Class A Shares+  Class B Shares+  Class C Shares+       EAFE Index         Category
2/28/95       $10,000            $ 9,450          $10,000          $10,000             $10,000            $10,000
7/95           11,143             10,530           11,143           11,143              11,368             11,346
7/96           11,650             11,009           11,650           11,650              11,770             12,046
7/97           12,585             11,893           12,585           12,585              13,902             14,980
7/98           12,482             11,795           12,482           12,482              14,663             16,089
7/99           13,218             12,491           13,218           13,218              16,085             17,268
7/00           14,700             13,858           14,615           14,614              17,534             20,637
7/01           10,853             10,190           10,699           10,698              13,698             15,663
1/02            9,842              9,224            9,664            9,663              12,179             14,108

----------------------------------------------------------------------------------------------------------------------------
                                                                           ANNUALIZED          ANNUALIZED        ANNUALIZED
                                       SIX MONTH         ONE YEAR            3 YEAR              5 YEAR             SINCE
                                        RETURN            RETURN             RETURN              RETURN           INCEPTION
----------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                      -9.32%            -27.18%            -7.81%              -2.60%             -0.38%
----------------------------------------------------------------------------------------------------------------------------
  Class A Shares                        -9.48%            -27.55%            -8.06%+             -2.76%+           -17.45%
----------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*            -14.45%            -31.53%            -9.78%+             -3.86%+           -19.58%
----------------------------------------------------------------------------------------------------------------------------
  Class B Shares                        -9.67%            -27.77%            -8.37%+             -2.96%+           -17.83%
----------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**           -14.19%            -31.38%            -9.22%+             -3.31%+           -18.88%
----------------------------------------------------------------------------------------------------------------------------
  Class C Shares                        -9.67%            -27.77%            -8.37%+             -2.96%+           -17.84%
----------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***          -10.58%            -28.49%            -8.37%+             -2.96%+           -17.84%
----------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on February 1, 1995 with the performance of Class A Shares, Class B
    Shares or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or
    Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance presented from
    February 1, 1995 (commencement of operations of Fiduciary Shares) to April
    25, 1997 reflects the performance of the Stepstone International Equity Fund.

                                                        WWW.HIGHMARKFUNDS.COM 17

[Grand Tetons Graphic Omitted]
[HighMark Funds logo omitted]

          TOP TEN HOLDINGS
HOLDING                                           % OF
                                                PORTFOLIO
CONTRA COSTA,
  TRANSPORTATION AUTHORITY,
  SALES TAX, SER A
  6.000%, 03/01/06                                 2.1
PROVIDENT CALIFORNIA TAX FREE
  MONEY MARKET                                     2.0
LOS ANGELES COUNTY,
  PUBLIC WORKS FINANCING
  AUTHORITY, REGIONAL PARK
  & OPEN SPACE DISTRICT,
  SER A
  5.500%, 10/01/08                                 1.8
LOS ANGELES, DEPARTMENT
  OF AIRPORTS, SER B
  6.500%, 05/15/04                                 1.7
ORANGE COUNTY,
  LOCAL TRANSPORTATION
  AUTHORITY, MEASURE M,
  SECOND SENIOR, SER A
  5.500%, 02/15/08                                 1.7
SAN FRANCISCO,
  BAY AREA RAPID TRANSIT
  5.500%, 07/01/05                                 1.6
SAN DIEGO COUNTY,
  REGIONAL TRANSPORTATION
  COMMISSION, SECOND
  SENIOR, SER A
  6.000%, 04/01/06                                 1.6
SAN DIEGO,
  PUBLIC FACILITIES
  FINANCING AUTHORITY
  6.000%, 05/15/06                                 1.5
SAN DIEGO COUNTY,
  WATER AUTHORITY, SER A
  5.000%, 05/01/04                                 1.3
CONTRA COSTA,
  WATER DISTRICT
  AUTHORITY, SER G
  5.700%, 10/01/06                                 1.3

          TOP FIVE SECTORS
SECTOR                                            % OF
                                                PORTFOLIO
REVENUE BONDS                                     55.3
GOVERNMENT OBLIGATIONS                            20.0
PARTICIPATION NOTES                               14.4
TAX ALLOCATION NOTES                               7.4
PREREFUNDED                                        0.9

CALIFORNIA
INTERMEDIATE
TAX-FREE BOND FUND

PERFORMANCE
For the six months ended January 31, 2002, the HighMark California Intermediate Tax-Free Bond Fund returned 2.52% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 2.43% while the Morningstar Municipal California Intermediate Category returned 2.42%.

FACTORS AFFECTING PERFORMANCE
The Fund's relative performance was strong because of its emphasis on maturities under seven years, where yields fell the furthest due to aggressive monetary policy. Since August 1, 2001, the Federal Reserve Board has lowered the federal funds rate, the rate banks lend to each other, by 200 basis points from 3.75% to its current level of 1.75%.

Issuance volume continued to be heavy due to the decline in interest rates, causing a large increase in refunding activity. Issuance volume was particularly heavy in the general purpose, education and transportation sectors. More than half of all bonds issued contained some type of credit support such as private insurance, reflecting investor concerns about credit quality. California remains the largest issuer of municipal bonds, followed by Texas and New York.

CURRENT STRATEGY & OUTLOOK
We have been trying to structure the portfolio more defensively to mitigate the damage that occurs when interest rates rise, as they likely will. As a result, we have been adding securities - including callable bonds - with higher coupons that hold up better in a rising rate environment.

In addition, the slowing economy has reduced revenues causing credit quality to decline. Although most state and local governments have been prudent to create rainy day reserve funds, we believe that we have reached the top of the credit quality cycle. As a result, we continue to look for opportunities to improve the portfolio's credit quality.

18  1.800.433.6884

[Grand Tetons Graphic Omitted]

HIGHMARK CALIFORNIA INTERMEDIATE
TAX-FREE BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL AND STATE OF CALIFORNIA INCOME TAXES.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE CATEGORY.

[PHOTO OMITTED]
TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

       HighMark California  HighMark California  HighMark California
          Intermediate        Intermediate          Intermediate    Lehman Brothers
             Tax-Free           Tax-Free              Tax-Free          7-Year            Morningstar
             Bond Fund,         Bond Fund,            Bond Fund,       Municipal     Municipal California
          Fiduciary Shares    Class A Shares+       Class B Shares+   Bond Index     Intermediate Category
10/31/93      $10,000            $ 9,675               $10,000          $10,000             $10,000
7/94            9,702              9,377                 9,702            9,953               9,881
7/95           10,407             10,060                10,407           10,760              10,493
7/96           11,102             10,721                11,102           11,307              11,159
7/97           12,079             11,667                12,079           12,284              12,129
7/98           12,652             12,210                12,652           12,930              12,701
7/99           13,100             12,644                13,100           13,355              13,027
7/00           13,713             13,237                13,615           13,968              13,615
7/01           14,799             14,276                14,550           15,252              14,696
1/02           15,172             14,637                14,853           15,623              15,051

----------------------------------------------------------------------------------------------------------------------------
                                                                           ANNUALIZED         ANNUALIZED         ANNUALIZED
                                      SIX MONTH          ONE YEAR            3 YEAR             5 YEAR              SINCE
                                       RETURN             RETURN             RETURN             RETURN            INCEPTION
----------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                       2.52%             4.94%              4.53%               5.66%             5.05%
----------------------------------------------------------------------------------------------------------------------------
  Class A Shares                         2.53%             4.86%              4.51%               5.64%             5.01%
----------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*             -0.84%             1.49%              3.35%               4.94%             4.58%
----------------------------------------------------------------------------------------------------------------------------
  Class B Shares                         2.08%             3.93%              3.79%+              5.21%+            5.84%
----------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**            -2.92%            -1.07%              2.85%+              4.89%+            4.53%
----------------------------------------------------------------------------------------------------------------------------

 + The performance presented links the performance of Fiduciary Shares from its inception on October 15, 1993 with the performance of Class B Shares on November
   30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class B, but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With those adjustments, performance would be lower than that shown.
 * Reflects 3.25% sales charge.
** Reflects maximum CDSC of 5.00%.
   Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance presented from
   October 15, 1993 (commencement of operations of Fiduciary and Class A Shares) to
   April 25, 1997 reflects the performance of the Stepstone California Intermediate
   Tax-Free Bond Fund.

                                                        WWW.HIGHMARKFUNDS.COM 19

[Grand Tetons Graphic Omitted]
[HighMark Funds logo omitted]

            TOP TEN HOLDINGS
  HOLDING                     % OF
                            PORTFOLIO
U.S. TREASURY BONDS
 7.250%, 05/15/16              3.5
U.S. TREASURY BONDS
 8.125%, 05/15/19              2.9
FNMA
 6.000%, 12/01/28              2.6
FNMA
 7.000%, 12/01/10              2.5
GNMA
 6.500%, 05/15/29              2.2
FNMA
 6.375%, 06/15/09              2.2
KOREA DEVELOPMENT BANK
 7.125%, 04/22/04              2.0
FNMA
 6.500%, 01/01/29              1.9
FNMA
 7.125%, 02/15/05              1.9
FNMA
 6.500%, 05/01/30              1.9

         TOP FIVE SECTORS
SECTOR                        % OF
                            PORTFOLIO
CORPORATE OBLIGATIONS         47.8
MORTGAGE BACKED SECURITIES    32.4
U.S. TREASURY/AGENCIES        13.7
ASSET BACKED SECURITIES        4.9
    CASH/SHORT TERM            1.2

BOND FUND

PERFORMANCE
For the six months ended January 31, 2002, the HighMark Bond Fund returned 2.10% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers U.S. Aggregate Bond Index reflected a return of 3.19% while the Morningstar Intermediate-Term Bond Category returned 2.18%.

FACTORS AFFECTING PERFORMANCE
The Fund slightly underperformed its benchmark due to credit downgrades in its corporate bond portfolio.

But, despite record issuance, declining corporate profits and the Enron debacle, investment-grade corporate bonds performed very well overall, except for September due to the terrorist attacks. At that point, investors were understandably pessimistic about the economy. Meanwhile, lower interest rates had a dampening impact on the performance of mortgage-backed securities. Indeed, refinancing activity was brisk during the period - a big plus for homeowners but a negative for investors.

During the period, the Federal Reserve Board reduced short-term interest rates from 3.75% to 1.75% while the two-year U.S. Treasury note declined in yield from 3.79% to 3.15%. In contrast, yields on 5-, 10- and 30-year securities did not decline much at all. As a result, intermediate- and long-term Treasury securities were among the weakest performing bonds, as the nation's fight against terrorism and economic recession eroded the budget surplus.

CURRENT STRATEGY & OUTLOOK
Since investors anticipate an economic recovery in 2002, bond yields have risen significantly. However, we believe that the optimism may be overdone. With the economies of Europe and Japan performing weakly, and U.S. capacity utilization at only 74%, it is unlikely that the Fed will begin to raise rates anytime soon. There is little pent-up demand for housing, automobiles or other consumer items.

In short, we are more bullish on bonds than many of our peers who are expecting interest rates to rise. Therefore, our strategy is to maintain a slightly longer average maturity and duration to take advantage of what we believe are relatively high yields offered on all but the shortest securities.

20  1.800.433.6884

[Grand Tetons Graphic Omitted]

HIGHMARK BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BOND FUND VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

[PHOTO OMITTED]
TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.


              HighMark           HighMark         HighMark     Lehman Brothers       MorningStar
             Bond Fund,         Bond Fund,       Bond Fund,     U.S. Aggregate   Intermediate-Term
         Fiduciary Shares    Class A Shares+  Class B Shares+     Bond Index        Bond Category
7/31/91       $10,000            $ 9,675          $10,000          $10,000             $10,000
7/91           10,000              9,675           10,000           10,000              10,000
7/92           11,444             11,072           11,444           11,478              11,516
7/93           12,595             12,186           12,595           12,646              12,691
7/94           12,200             11,722           12,200           12,658              12,613
7/95           13,350             12,811           13,350           13,938              13,788
7/96           13,992             13,445           13,992           14,708              14,482
7/97           15,474             14,881           15,474           16,294              16,025
7/98           16,621             15,992           16,621           17,575              17,127
7/99           16,887             16,235           16,887           18,010              17,389
7/00           17,707             17,031           17,707           19,084              18,167
7/01           19,962             19,202           19,827           21,506              20,270
1/02           20,381             19,590           20,124           22,192              20,712

----------------------------------------------------------------------------------------------------------------------------
                                                             ANNUALIZED        ANNUALIZED       ANNUALIZED       ANNUALIZED
                              SIX MONTH       ONE YEAR         3 YEAR            5 YEAR           10 YEAR           SINCE
                               RETURN          RETURN          RETURN            RETURN           RETURN          INCEPTION
---------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares               2.10%           6.24%          5.35%             6.82%            6.66%            8.68%
---------------------------------------------------------------------------------------------------------------------------
  Class A Shares                 2.02%           6.10%          5.37%             6.84%            6.59%+           7.01%
---------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*     -1.27%           2.64%          4.21%             6.13%            6.23%+           6.55%
---------------------------------------------------------------------------------------------------------------------------
  Class B Shares                 1.50%           5.07%          4.91%+            6.55%+           6.52%+           7.61%
---------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**    -3.45%           0.08%          4.02%+            6.23%+           6.52%+           4.22%
---------------------------------------------------------------------------------------------------------------------------

 + The performance presented links the performance of Fiduciary Shares from its inception on February 15, 1984 with the performance of Class A Shares on June
   20, 1994 or Class B Shares on November 30, 2000. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A or Class B
   Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
 * Reflects 3.25% sales charge.
** Reflects maximum CDSC of 5.00%.
   Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                                                        WWW.HIGHMARKFUNDS.COM 21

[Grand Tetons Graphic Omitted]
[HighMark Funds logo omitted]

MONEY MARKET FUNDS

HIGHMARK TAXABLE MONEY MARKET FUNDS*

PERFORMANCE
The HighMark Taxable Money Market Funds (Fiduciary Shares) produced the following one-month effective yields as of January 31, 2002: 100% U.S. Treasury Money Market Fund, 1.72%; U.S. Government Money Market Fund, 1.75%; and Diversified Money Market Fund, 1.86%.**

FACTORS AFFECTING PERFORMANCE
The driving force behind the Funds' performance has been maintaining a longer weighted average maturity in the face of dramatic cuts in short-term interest rates. The events of September 11, 2001 caused policymakers to immediately flood the financial markets with liquidity by initiating two rate cuts totaling 1% over a two-week period. Overall, since August 1, 2001, the Federal Reserve Board has made five rate cuts taking key overnight rates from 3.75% to 1.75%.

CURRENT STRATEGY AND OUTLOOK
After lowering interest rates from 6.5% to 1.75% in 2001, the Federal Reserve Board held rates unchanged at their January 30, 2002 meeting, suggesting that the Fed expects the economy to recover without further rate cuts. We are in the process of realigning our portfolios to be more responsive to rising rate expectations, and will be moving average maturity to a more moderate stance than last year.

HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND*
PERFORMANCE
The Fund's one-month effective yield as of January 31, 2002 (Fiduciary Shares) was 1.00%.*** Using a combined federal and California state income tax rate of 41.50%, the one-month effective yield is equivalent to a 1.71% taxable yield.

FACTORS AFFECTING PERFORMANCE
Municipal yields fell as the Federal Reserve Board continued to lower rates to revive an economy that became recessionary after the September 11th terrorist attacks. Within California, tax and capital gain revenues declined as the stock market fell and unemployment rose.

CURRENT STRATEGY AND OUTLOOK
Because the Fed appears likely to keep short-term interest rates steady in early 2002, our strategy is to selectively increase weighted average maturity. Credit quality will remain a priority as municipal debt issuers sustain the impact of a sluggish California economy.

   * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive for the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.
  ** For the Class A Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the one-month effective yield as of January 31, 2002 was 1.47%, 1.50% and 1.61%, respectively. The one-month effective yield for the U.S. Government Money Market Fund's Class B Shares was 0.75% for the same period. For the Class S Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the one-month effective yield as of January 31, 2002 was 1.17%, 1.20% and 1.31%, respectively.
 *** The one-month effective yield as of January 31, 2002 for the California
     Tax-Free Money Market Fund's Class A Shares and Class S Shares was 0.75% and 0.45%, respectively.

22  1.800.433.6884

[Grand Tetons Graphic Omitted]


STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

GROWTH FUND

--------------------------------------------------------------------------------
Description                            Shares   Value (000)
--------------------------------------------------------------------------------

   COMMON STOCK - 96.6%
   BANKS - 6.6%
     Bank of America                   66,400     $  4,185
     Citigroup                        108,200        5,129
     JP Morgan Chase                   76,700        2,612
     Wells Fargo                       69,400        3,219
                                                  --------
                                                    15,145
                                                  --------
   CONSUMER DISCRETION - 13.7%
     AOL Time Warner*                  96,700        2,544
     Circuit City Stores               75,700        2,259
     Comcast, Cl A*                    58,000        2,061
     Harley-Davidson (A)               57,800        3,295
     Home Depot                        89,400        4,478
     Kohl's*                           46,200        3,062
     Lowe's                           104,100        4,796
     Target                            94,600        4,201
     Viacom, Cl A*                     31,630        1,263
     Viacom, Cl B*                     41,600        1,663
     Walt Disney                       83,324        1,755
                                                  --------
                                                    31,377
                                                  --------
   CONSUMER STAPLES - 5.3%
     Colgate-Palmolive                 38,400        2,195
     Kraft Foods, Cl A                 76,700        2,842
     Philip Morris                    142,100        7,121
                                                  --------
                                                    12,158
                                                  --------
   ENERGY - 1.7%
     Cooper Cameron* (A)               92,400        3,930
                                                  --------
   FINANCIALS - 12.2%
     Charles Schwab                   159,280        2,289
     Fannie Mae                        61,500        4,978
     Freddie Mac                       74,200        4,980
     Goldman Sachs Group               69,500        6,045
     Hartford Financial Services Group 48,700        3,224
     Morgan Stanley Dean Witter        78,830        4,336
     Prudential Financial*             72,600        2,254
                                                  --------
                                                    28,106
                                                  --------
   HEALTH CARE - 24.0%
     Abbott Laboratories               77,200        4,454
     American Home Products            88,500        5,722
     Forest Laboratories*              98,800        8,190
     Guidant*                          48,200        2,316
     Health Management Associates,
       Cl A* (A)                      256,700        4,988


--------------------------------------------------------------------------------
Description                            Shares   Value (000)
--------------------------------------------------------------------------------

   COMMON STOCK - (CONTINUED)
   HEALTH CARE - (CONTINUED)
     Johnson & Johnson                 76,300     $  4,388
     King Pharmaceuticals*             62,900        2,290
     Medtronic                        110,200        5,430
     Merck                             48,700        2,882
     Pfizer                           269,647       11,236
     Pharmacia                         79,800        3,232
                                                  --------
                                                    55,128
                                                  --------
   INDUSTRIALS - 3.3%
     Danaher (A)                       17,200        1,096
     Deere                             59,000        2,594
     Lockheed Martin                   43,000        2,278
     SPX*                              15,200        1,735
                                                  --------
                                                     7,703
                                                  --------
   INFORMATION TECHNOLOGY - 18.8%
     Accenture, Cl A*                 151,400        3,903
     BEA Systems*                     100,550        1,823
     Cisco Systems*                   401,600        7,952
     EMC*                             254,630        4,176
     First Data                        42,400        3,508
     Hewlett-Packard                   58,000        1,282
     Lexmark International*            20,800        1,155
     Micromuse*                        73,600          802
     Microsoft*                       145,200        9,251
     Nortel Networks                  217,800        1,577
     Oracle*                          151,000        2,606
     Peoplesoft*                       29,500          958
     SAP, ADR                          68,000        2,384
     Veritas Software*                 42,020        1,788
                                                  --------
                                                    43,165
                                                  --------
   SEMICONDUCTORS - 9.9%
     Altera*                           73,300        1,841
     Analog Devices*                   69,400        3,040
     Applied Materials*               129,300        5,644
     Intel                             84,192        2,950
     Lam Research* (A)                 93,700        2,179
     Maxim Integrated Products*        61,900        3,435
     Microchip Technology*             65,400        2,465
     Teradyne*                         39,400        1,177
                                                  --------
                                                    22,731
                                                  --------
   TELECOMMUNICATION - 1.1%
     Vodafone Group, ADR              120,745        2,620
                                                  --------
     TOTAL COMMON STOCK
       (Cost $222,672)                             222,063
                                                  --------

The accompanying notes are an integral part of the financial statements.

                                                        WWW.HIGHMARKFUNDS.COM 23

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET
ASSETS JANUARY 31, 2002 (UNAUDITED)

GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                  Par (000)   Value (000)
--------------------------------------------------------------------------------

   COMMERCIAL PAPER -- 2.2%
     Kaiser Foundation Hospital (B)
       2.120%, 02/01/02                        $5,000    $  5,000
                                                         --------
     TOTAL COMMERCIAL PAPER
       (Cost $5,000)                                        5,000
                                                         --------
   REPURCHASE AGREEMENTS - 7.7%
     JPMorgan Chase
       1.830%, dated 01/31/02, matures
       02/01/02, repurchase price $7,703,919
       (collateralized by various U.S. Treasury
       obligations, par value $20,445,000,
       0.000%, 05/15/16-11/15/18, total
       market value $7,858,542)                 7,704       7,704
     Lehman Brothers, Inc.
       1.935%, dated 01/31/02, matures
       02/01/02, repurchase price $9,977,932
       (collateralized by various corporate
       obligations, par value $10,530,910,
       6.750%-6.945%, 05/15/09-09/25/31,
       total market value $10,474,222) (B)      9,977       9,977
                                                         --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $17,681)                                      17,681
                                                         --------
   TOTAL INVESTMENTS - 106.5%
     (Cost $245,353)                                      244,744
                                                         --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (6.5)%   (14,977)
     OTHER ASSETS AND LIABILITIES -- 0.0%                      73
                                                         --------
   OTHER ASSETS AND LIABILITIES, NET - (6.5)%             (14,904)
                                                         --------
--------------------------------------------------------------------------------
Description                                                 Value (000)
--------------------------------------------------------------------------------

   NET ASSETS:
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 23,998,765 outstanding shares
       of beneficial interest                                $ 301,194
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 2,610,141 outstanding shares
       of beneficial interest                                   44,164
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 1,655,752 outstanding shares
       of beneficial interest                                   28,657
     Paid-in-Capital of Class C Shares
       (unlimited authorized - no par value)
       based on 109,899 outstanding shares
       of beneficial interest                                    1,705
     Accumulated net investment loss                              (165)
     Accumulated net realized loss on investments             (145,106)
     Net unrealized depreciation on investments                   (609)
                                                              --------
   TOTAL NET ASSETS - 100.0%                                  $229,840
                                                              ========

Net Asset Value, Offering and Redemption
Price Per Share -- Fiduciary Shares                              $8.13
                                                              ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES                           $8.05
                                                              ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($8.05 / 94.5%)                              $8.52
                                                              ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS B SHARES (C)                       $7.80
                                                              ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS C SHARES (C)                       $7.80
                                                              ========


--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2002 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2002 WAS $14,385,554.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
    LENDING.
(C) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

24  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                            Shares   Value (000)
--------------------------------------------------------------------------------

   COMMON STOCK - 96.6%
   BANKS - 8.5%
     Bank of America                  122,047     $  7,692
     Citigroup (A)                    364,222       17,264
     JP Morgan Chase                  275,470        9,380
     Washington Mutual                250,805        8,608
                                                  --------
                                                    42,944
                                                  --------
   CONSUMER DISCRETION - 10.2%
     Federated Department Stores* (A) 198,300        8,253
     Hasbro (A)                       237,100        3,912
     Leggett & Platt (A)              280,000        6,785
     Lowe's#                           53,200        2,451
     McGraw-Hill#                     136,600        8,753
     Target                           386,400       17,160
     TRW                               92,700        3,928
                                                  --------
                                                    51,242
                                                  --------
   CONSUMER STAPLES - 4.7%
     Kimberly-Clark                   136,620        8,238
     Kroger*                           80,400        1,656
     Philip Morris                    187,200        9,381
     Universal                        124,600        4,558
                                                  --------
                                                    23,833
                                                  --------
   ENERGY - 6.3%
     ChevronTexaco                     80,400        6,738
     Conoco                           157,376        4,432
     Exxon Mobil                      336,928       13,157
     Halliburton#                     162,200        2,230
     Ocean Energy                      57,600          977
     Royal Dutch Petroleum, ADR        88,400        4,417
                                                  --------
                                                    31,951
                                                  --------
   FINANCIALS - 11.9%
     Allstate                         106,052        3,421
     AMB Property                     207,100        5,304
     Bear Stearns (A)                 103,345        6,009
     BRE Properties, Cl A             120,162        3,500
     Equity Office Properties Trust    76,800        2,211
     Fannie Mae                        71,100        5,756
     Kimco Realty                     107,550        3,282
     Marsh & McLennan                 110,050       11,209
     Morgan Stanley Dean Witter       212,600       11,693
     Post Properties                  146,000        4,913
     Providian Financial               40,000          154
     Waddell & Reed Financial, Cl A    72,371        2,365
                                                  --------
                                                    59,817
                                                  --------
--------------------------------------------------------------------------------
Description                               Shares   Value (000)
--------------------------------------------------------------------------------

   COMMON STOCK - (CONTINUED)
   HEALTH CARE - 10.6%
     American Home Products              103,800     $  6,712
     Amgen*                              145,600        8,081
     Applied Biosystems Group - Applera  108,700       2,427
     Baxter International (A)            283,100       15,805
     Merck                               148,800        8,806
     Pharmacia                            64,400        2,608
     Tenet Healthcare*#                  132,700        8,465
     Watson Pharmaceuticals*#             10,000          293
                                                     --------
                                                       53,197
                                                     --------
   INDUSTRIALS - 17.0%
     American Power Conversion*          161,000        2,446
     Avery Dennison                      169,600       10,091
     Burlington Northern Santa Fe        127,100        3,589
     Cendant* (A)                        379,479        6,633
     Certegy*                             74,400        2,581
     Comdisco* (A)                       275,000          124
     Equifax                             164,900        4,152
     Florida East Coast Industries, Cl A 119,800        2,634
     Gatx (A)                            138,600        4,019
     General Electric                    386,000       14,340
     HON Industries                      166,500        4,632
     Manpower (A)                        131,800        4,601
     Masco (A)                           193,000        5,165
     Parker Hannifin                     201,000        9,857
     Tyco International#                 107,300        3,772
     United Technologies                  69,490        4,776
     Wallace Computer Services           110,000        2,173
                                                     --------
                                                       85,585
                                                     --------
   INFORMATION TECHNOLOGY - 7.1%
     Agilent Technologies* (A)           103,789        3,150
     Avnet                                72,300        1,927
     Cabot Microelectronics* (A)          36,296        2,406
     Cisco Systems*                      237,100        4,694
     CTS                                 301,500        4,553
     Hewlett-Packard                     102,200        2,260
     International Business Machines# (A) 98,000       10,573
     Lucent Technologies                  80,816          528
     Tektronix*                          240,100        5,878
                                                     --------
                                                       35,969
                                                     --------
   MATERIALS - 5.3%
     Alcoa                               175,300        6,285
     Cabot                               182,000        6,110
     Ecolab (A)                           91,200        3,902
     Engelhard                           197,800        5,511
     Weyerhaeuser (A)                     83,200        4,852
                                                     --------
                                                       26,660
                                                     --------

The accompanying notes are an integral part of the financial statements.

                                                        WWW.HIGHMARKFUNDS.COM 25

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

VALUE MOMENTUM FUND (CONTINUED)

--------------------------------------------------------------------------------
Description        Shares/Par (000)/Contracts   Value (000)
--------------------------------------------------------------------------------

   COMMON STOCK - (CONTINUED)
   SEMICONDUCTORS - 2.2%
     Applied Materials*               105,600     $  4,609
     Intel                            191,300        6,703
                                                  --------
                                                    11,312
                                                  --------
   TELECOMMUNICATION - 5.5%
     AT&T                              95,400        1,688
     CenturyTel                       187,850        5,782
     SBC Communications               181,734        6,806
     Sprint (FON Group)                52,300          926
     Verizon Communications (A)       275,356       12,763
                                                  --------
                                                    27,965
                                                  --------
   UTILITIES - 7.3%
     Duke Energy (A)                   85,900        2,995
     EL Paso                          276,912       10,509
     Oneok                            241,300        4,162
     Questar                          380,300        9,108
     Sempra Energy                    198,200        4,747
     TXU                               54,200        2,641
     Williams (A)                     155,800        2,755
                                                  --------
                                                    36,917
                                                  --------
     TOTAL COMMON STOCK
       (Cost $310,474)                             487,392
                                                  --------
   CORPORATE BONDS -- 5.9%
     Bear Stearns (B) (C)
       2.035%, 07/19/02               $25,000       25,000
     Washington Mutual Bank (B)(C)
       1.920%, 01/10/03                 5,000        4,998
                                                  --------
     TOTAL CORPORATE BONDS
       (Cost $29,998)                               29,998
                                                  --------
   COMMERCIAL PAPER -- 4.2%
     Kaiser Foundation Hospital (B)
       2.120%, 02/01/02                16,000       15,999
     Plantation Pipe Line (B)
       2.122%, 02/05/02                 5,000        4,996
                                                  --------
     TOTAL COMMERCIAL PAPER
       (Cost $20,995)                               20,995
                                                  --------

   EQUITY OPTIONS - 0.0%
     Halliburton April 20 Put             200          126
     Halliburton April 30 Calls          (200)          (2)
     IBM April 120 Calls                  (50)          (8)
     Lowe's April 35 Put                  496            7
--------------------------------------------------------------------------------
Description                  Shares/Par (000)/Contracts   Value (000)
--------------------------------------------------------------------------------

   EQUITY OPTIONS - (CONTINUED)
     Lowe's April 42.5 Calls                       (200)   $   (106)
     Lowe's April 50 Calls                          (96)        (12)
     McGraw-Hill February 65 Calls                 (100)         (9)
     McGraw-Hill May 50 Put                         100           2
     McGraw-Hill May 60 Calls                      (100)        (64)
     Tenet Healthcare February 65 Calls            (100)         (7)
     Tyco International April 42.5 Calls           (100)         (9)
     Tyco International April 50 Calls             (200)        (12)
     Watson Pharmaceuticals February
       55 Put                                       100         252
     Watson Pharmaceuticals February
       60 Calls                                    (100)         (2)
                                                           --------
     TOTAL EQUITY OPTIONS
       (Cost $(142))                                            156
                                                           --------
   RIGHTS - 0.0%
     Bank United (D)                            119,800          11
                                                           --------
     TOTAL RIGHTS
       (Cost $19)                                                11
                                                           --------
   REPURCHASE AGREEMENTS - 4.8%
     JP Morgan Chase
       1.830%, dated 01/31/02, matures
       02/01/02, repurchase price $16,589,079
      (collateralized by various U.S. Treasury
      obligations, par value $48,236,000,
      0.000%, 11/15/18-11/15/21, total
      market value $16,920,101)                 $16,588      16,588
     Lehman Brothers, Inc.
       1.935%, dated 01/31/02, matures
       02/01/02, repurchase price $7,510,169
       (collateralized by various corporate
       obligations, par value $7,926,383,
       6.750%-6.945%, 05/15/09-09/25/31,
       total market value $7,883,715) (B)         7,510       7,510
                                                           --------
   TOTAL REPURCHASE AGREEMENTS
         (Cost $24,098)                                      24,098
                                                           --------
   TOTAL INVESTMENTS - 111.5%
     (Cost $385,442)                                        562,650
                                                           --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (11.6)%    (58,503)
     OTHER ASSETS AND LIABILITIES -- 0.1%                       431
                                                          ---------
   OTHER ASSETS AND LIABILITIES, NET - (11.5)%              (58,072)
                                                          ---------

        The accompanying notes are an integral part of the financial statements.

26  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                   Value (000)
--------------------------------------------------------------------------------

   NET ASSETS:
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 19,026,950 outstanding shares
       of beneficial interest                     $258,822
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 1,659,471 outstanding shares
       of beneficial interest                       42,356
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 415,506 outstanding shares
       of beneficial interest                       13,717
     Paid-in-Capital of Class C Shares
       (unlimited authorized - no par value)
       based on 50,676 outstanding shares
       of beneficial interest                        1,611
     Undistributed net investment income               140
     Accumulated net realized gain on investments   10,724
     Net unrealized appreciation on investments    177,208
                                                  --------
   TOTAL NET ASSETS - 100.0%                      $504,578
                                                  ========

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES             $23.86
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES               $23.85
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($23.85 / 94.5%)                $25.24
                                                  ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (E)           $23.67
                                                  ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (E)           $23.65
                                                  ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITIES
# SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN EQUITY OPTION CONTRACTS.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT
    JANUARY 31, 2002 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2002 WAS $56,106,275. (B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY.
(D) THIS SECURITY REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL
    CLAIM.
(E) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

The accompanying notes are an integral part of the financial statements.

                                                        WWW.HIGHMARKFUNDS.COM 27

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                             Shares   Value (000)
--------------------------------------------------------------------------------

   COMMON STOCK - 96.9%
   BANKS - 15.1%
     Amsouth Bancorporation            92,900     $  1,937
     Bank of America (A)               50,500        3,183
     Citigroup                        118,917        5,637
     Comerica                          10,550          594
     Huntington Bancshares             98,150        1,719
     JP Morgan Chase                   57,225        1,948
     National City                     36,600        1,029
     Regional Bank HOLDRs Trust (A)     8,000          901
     Suntrust Banks                    10,400          641
     Union Planters (A)                29,800        1,334
     US Bancorp                        83,575        1,740
     Wachovia                          59,000        1,962
     Washington Mutual                 44,562        1,529
                                                  --------
                                                    24,154
                                                  --------
   CONSUMER DISCRETION - 12.8%
     AOL Time Warner*                  83,950        2,209
     Best Buy* (A)                      4,000          296
     Carnival                          24,800          671
     Circuit City Stores               12,400          370
     Darden Restaurants                27,250        1,123
     Eastman Kodak (A)                  8,750          248
     Federated Department Stores*      18,400          766
     Ford Motor (A)                    23,625          361
     General Motors (A)                30,980        1,584
     Hilton Hotels                     42,150          506
     JC Penney (A)                     21,275          529
     Johnson Controls                   8,250          693
     KB Home                            6,900          297
     Limited                           16,650          309
     Mattel                            18,000          342
     Maytag                            10,350          330
     McDonald's                        24,000          652
     Newell Rubbermaid                 38,275        1,057
     Office Depot*                     40,350          664
     Reebok International*             13,900          412
     Retail HOLDRs Trust                3,200          314
     Sears Roebuck                     32,300        1,707
     TRW                               19,450          824
     VF                                12,100          492
     Viacom, Cl B*                     41,600        1,664
     Walt Disney                       97,125        2,045
                                                  --------
                                                    20,465
                                                  --------
-------------------------------------------------------------------------------
Description                           Shares   Value (000)
-------------------------------------------------------------------------------

   COMMON STOCK - (CONTINUED)
   CONSUMER STAPLES - 4.1%
     Albertson's (A)                   22,425     $    645
     Archer-Daniels-Midland            46,065          642
     Coca-Cola Enterprises             15,500          252
     Conagra Foods                     53,175        1,319
     Coors (Adolph), Cl B               2,950          155
     Philip Morris                     20,750        1,040
     Procter & Gamble                  12,450        1,017
     Supervalu                         60,400        1,490
                                                  --------
                                                     6,560
                                                  --------
   ENERGY - 12.7%
     Apache (A)                        21,725        1,053
     Ashland                           44,200        2,067
     Baker Hughes                      19,700          693
     Burlington Resources              13,250          454
     ChevronTexaco                     45,763        3,835
     Exxon Mobil                       99,246        3,876
     Marathon Oil                      77,050        2,161
     Noble Drilling*                   21,000          671
     Phillips Petroleum (A)            37,050        2,166
     Royal Dutch Petroleum, ADR        43,225        2,160
     Schlumberger                      17,300          976
     Sunoco                             7,950          307
                                                  --------
                                                    20,419
                                                  --------
   FINANCIALS - 14.0%
     Allstate                          19,300          623
     AMBAC Financial Group             16,250          969
     American Express                  37,050        1,328
     American International Group (A)  32,406        2,403
     Apartment Investment &
       Management, Cl A                11,000          480
     Bear Stearns (A)                  26,950        1,567
     Countrywide Credit                12,150          483
     Fannie Mae                        11,075          896
     Freddie Mac                       14,900        1,000
     Hartford Financial Services Group 31,975        2,116
     Household International (A)        9,875          506
     John Hancock Financial Services   18,500          710
     Kimco Realty                      15,325          468
     Lehman Brothers Holdings (A)       4,650          301
     Lincoln National                  26,750        1,378
     Loews                             37,500        2,267
     MBIA                              30,300        1,632
     Metlife (A)                       19,050          579
     Morgan Stanley Dean Witter        27,450        1,510
     Simon Property Group (A)          31,700          960
     St Paul                            7,400          331
                                                  --------
                                                    22,507
                                                  --------

The accompanying notes are an integral part of the financial statements.

28  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

LARGE CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                             Shares   Value (000)
--------------------------------------------------------------------------------

   COMMON STOCK - (CONTINUED)
   HEALTH CARE - 2.6%
     Becton Dickinson                  27,600     $  1,000
     Humana*                           40,700          507
     Manor Care* (A)                    6,750          134
     Tenet Healthcare*                 17,425        1,111
     Wellpoint Health Networks*        10,700        1,358
                                                  --------
                                                     4,110
                                                  --------
   INDUSTRIALS - 10.5%
     Boeing                            23,850          977
     Caterpillar (A)                   13,500          679
     Cendant*                          26,300          460
     Cooper Industries                 15,600          568
     Crane                             12,200          288
     Danaher (A)                       14,950          953
     Delta Air Lines                    5,050          160
     Emerson Electric                  19,725        1,143
     Goodrich                          50,950        1,417
     Honeywell International           14,275          480
     Illinois Tool Works (A)            9,050          646
     Masco (A)                         30,250          809
     Norfolk Southern                  20,050          452
     Pall                              32,700          754
     Pitney Bowes                      15,900          665
     Raytheon                          21,650          829
     Ryder System                      16,150          403
     Southwest Airlines                31,387          594
     Textron                           25,750        1,180
     Union Pacific                     18,150        1,126
     United Technologies               14,500          997
     Waste Management                  18,325          528
     WW Grainger                       12,150          660
                                                  --------
                                                    16,768
                                                  --------
   INFORMATION TECHNOLOGY - 5.3%
     Agilent Technologies*             16,800          510
     Apple Computer*                   17,650          436
     Broadband HOLDRs Trust            15,000          232
     Compaq Computer                   60,350          745
     Computer Associates International 41,150        1,418
     Computer Sciences*                 5,650          251
     Compuware*                        23,300          317
     Hewlett-Packard (A)              101,800        2,251
     Internet HOLDRs Trust* (A)        20,100          634
     Lucent Technologies (A)          118,750          777
     Motorola                          20,050          267
     Scientific-Atlanta                 5,800          154
     Software HOLDRs Trust (A)          6,900          314
     Tektronix*                         6,300          154
                                                  --------
                                                     8,460
                                                  --------
-------------------------------------------------------------------------------
Description                           Shares   Value (000)
-------------------------------------------------------------------------------

   COMMON STOCK - (CONTINUED)
   MATERIALS - 5.4%
     Air Products & Chemicals          13,450     $    622
     Alcan                             12,400          482
     Alcoa                             11,925          427
     Barrick Gold                      28,300          486
     E.I. du Pont de Nemours            7,000          309
     Eastman Chemical                  25,200        1,012
     Engelhard                         38,150        1,063
     International Flavors &
       Fragrances                      25,500          767
     International Paper (A)           31,225        1,305
     Phelps Dodge                       4,450          155
     PPG Industries                     3,100          151
     Temple-Inland                      2,450          136
     United States Steel               16,350          327
     Weyerhaeuser                      14,450          843
     Worthington Industries            37,200          550
                                                  --------
                                                     8,635
                                                  --------
   SEMICONDUCTORS - 1.4%
     Advanced Micro Devices* (A)       32,625          524
     Broadcom, Cl A* (A)               14,000          594
     Intel                             13,650          478
     Semiconductor HOLDRs Trust (A)    14,700          666
                                                  --------
                                                     2,262
                                                  --------
   TELECOMMUNICATION - 6.6%
     Alltel                            11,750          652
     AT&T (A)                         135,512        2,399
     BellSouth                         82,300        3,292
     CenturyTel                        16,000          492
     SBC Communications                65,750        2,462
     Sprint (FON Group)                31,100          550
     Verizon Communications             7,142          331
     WorldCom*                         44,925          452
                                                  --------
                                                    10,630
                                                  --------
   UTILITIES - 6.4%
     Ameren                            33,550        1,438
     CMS Energy                        17,500          400
     Entergy                           53,350        2,197
     FPL Group                         23,450        1,257
     Nicor                             36,950        1,502
     Pinnacle West Capital             39,150        1,560
     Progress Energy                   37,800        1,652
     Sempra Energy                     11,125          266
                                                  --------
                                                    10,272
                                                  --------
     TOTAL COMMON STOCK
       (Cost $157,376)                             155,242
                                                  --------

The accompanying notes are an integral part of the financial statements.

                                                        WWW.HIGHMARKFUNDS.COM 29

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                   Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

   COMMERCIAL PAPER -- 6.9%
     Kaiser Foundation Hospital (B)
       2.120%, 02/01/02                $7,000     $  7,000
     Plantation Pipe Line (B)
       2.122%, 02/05/02                 4,000        3,997
                                                  --------
     TOTAL COMMERCIAL PAPER
       (Cost $10,997)                               10,997
                                                  --------

   REGULATED INVESTMENT COMPANIES - 0.5%
     Basic Industries Select Sector
       SPDR Fund (A)                   19,650          431
     iShares S&P 500/BARRA
       Value Index Fund                 8,600          462
                                                  --------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $979)                                     893
                                                  --------
   REPURCHASE AGREEMENTS - 8.2%
     JP Morgan Chase
       1.830%, dated 01/31/02, matures
       02/01/02, repurchase price
       $3,258,058 (collateralized
       by a U.S.  Treasury obligation,
       par value $3,720,000, 0.000%,
       02/15/05, total market value
       $3,323,820)                    $3,258         3,258
     Lehman Brothers, Inc.
       1.935%, dated 01/31/02, matures
       02/01/02, repurchase price
       $9,836,876 (collateralized by
       various corporate obligations,
       par value $10,382,036, 6.750%-6.945%,
       05/15/09-09/25/31, total market
       value $10,326,149) (B)          9,836         9,836
                                                  --------
     TOTAL REPURCHASE  AGREEMENTS
        (Cost $13,094)                              13,094
                                                  --------
   TOTAL INVESTMENTS - 112.5%
     (Cost $182,446)                               180,226
                                                  --------
     PAYABLE UPON RETURN OF SECURITIES
       LOANED -- (13.0)%                           (20,833)
     OTHER ASSETS AND LIABILITIES -- 0.5%              792
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET - (12.5)%     (20,041)
                                                  --------
--------------------------------------------------------------------------------
Description                                     Value (000)
--------------------------------------------------------------------------------

   NET ASSETS:
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 11,807,294 outstanding shares
       of beneficial interest                     $134,289
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 4,155,655 outstanding shares
       of beneficial interest                       56,841
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 298,353 outstanding shares
       of beneficial interest                        5,282
     Paid-in-Capital of Class C Shares
       (unlimited authorized - no par value)
       based on 4,828 outstanding shares
       of beneficial interest                           50
     Undistributed net investment income                75
     Accumulated net realized loss on
         investments                               (34,132)
     Net unrealized depreciation on investments     (2,220)
                                                  --------
   TOTAL NET ASSETS - 100.0%                      $160,185
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES              $9.84
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES                $9.86
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($9.86 / 94.5%)                 $10.43
                                                  ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (C)            $9.78
                                                  ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (C)            $9.76
                                                  ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITIES
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2002 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2002 WAS $20,090,230.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM
    SECURITIES LENDING.
(C) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPT

    The accompanying notes are an integral part of the financial statements.

30  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

CORE EQUITY FUND

-------------------------------------------------------------------------------
Description                             Shares  Value (000)
-------------------------------------------------------------------------------

  COMMON STOCK - 94.3%
   BANKS - 7.4%
     Bank of America                    5,630     $    355
     Bank of New York                  43,175        1,769
     Citigroup                         55,578        2,635
     FleetBoston Financial             48,415        1,628
     JP Morgan Chase                   33,899        1,154
     US Bancorp                         8,945          186
     Wells Fargo                       26,905        1,248
                                                  --------
                                                     8,975
                                                  --------
   CONSUMER DISCRETION - 13.7%
     AOL Time Warner*                  57,192        1,505
     Carnival                          15,230          412
     Comcast, Cl A*                    25,465          905
     Costco Wholesale*                 37,995        1,748
     Federated Department Stores* (A)  24,220        1,008
     Ford Motor (A)                     8,766          134
     Fortune Brands                    22,544          918
     Gannett                            7,405          500
     Hilton Hotels                     47,200          566
     Home Depot                        21,550        1,079
     Lowe's                            11,285          520
     McDonald's                        36,345          988
     McGraw-Hill                       11,690          749
     Target                            26,035        1,156
     Viacom, Cl B*                     21,460          858
     Wal-Mart Stores                   38,095        2,285
     Walt Disney                       40,250          848
     Washington Post, Cl B                885          495
                                                  --------
                                                    16,674
                                                  --------
   CONSUMER STAPLES - 6.9%
     Albertson's (A)                   22,690          652
     Anheuser-Busch                     2,110          100
     Coca-Cola                         27,685        1,211
     Colgate-Palmolive                 25,200        1,440
     Gillette                          10,880          362
     HJ Heinz                           1,530           63
     Kimberly-Clark                    15,910          960
     Kraft Foods, Cl A (A)             13,055          484
     PepsiCo                           33,900        1,698
     Procter & Gamble                  14,475        1,182
     Safeway*                           5,380          218
                                                  --------
                                                     8,370
                                                  --------
--------------------------------------------------------------------------------
Description                            Shares   Value (000)
--------------------------------------------------------------------------------

   COMMON STOCK - (CONTINUED)
   ENERGY - 6.7%
     Anadarko Petroleum                 3,875     $    190
     ChevronTexaco                     14,130        1,184
     Conoco                            27,313          769
     Exxon Mobil                       54,638        2,134
     Halliburton                       10,805          149
     Marathon Oil                      24,905          699
     Royal Dutch Petroleum, ADR        22,740        1,136
     Schlumberger                       6,995          395
     Unocal                            34,805        1,216
     Valero Energy                      5,506          253
                                                  --------
                                                     8,125
                                                  --------
   FINANCIALS - 10.6%
     Aflac                             40,230        1,051
     American Express                  40,620        1,456
     American International Group      23,855        1,769
     Berkshire Hathaway, Cl B*            434        1,065
     BRE Properties, Cl A              19,700          574
     Equity Office Properties Trust     9,210          265
     Fannie Mae                        16,770        1,357
     Hartford Financial Services Group 19,420        1,285
     Kimco Realty                      24,955          762
     Loews                              1,090           66
     Marsh & McLennan                  12,735        1,297
     Merrill Lynch                     14,440          736
     Morgan Stanley Dean Witter         9,430          519
     Post Properties                   19,340          651
     T Rowe Price Group                 1,710           64
                                                  --------
                                                    12,917
                                                  --------
   HEALTH CARE - 11.9%
     Abbott Laboratories                1,810          104
     American Home Products            14,620          945
     Amgen*                            18,550        1,030
     Applied Biosystems Group -
       Applera                         12,825          286
     Baxter International              23,995        1,340
     Bristol-Myers Squibb              27,070        1,228
     Eli Lilly                          7,870          591
     Genentech*                         6,245          309
     Johnson & Johnson                 15,255          877
     Medtronic                         20,040          987
     Merck                             22,715        1,344
     Pfizer                            74,002        3,084
     Pharmacia                         27,150        1,100
     Schering-Plough                   33,155        1,074
     Watson Pharmaceuticals*            4,630          136
     Zimmer Holdings*                   2,401           78
                                                  --------
                                                    14,513
                                                  --------

The accompanying notes are an integral part of the financial statements.

                                                        WWW.HIGHMARKFUNDS.COM 31

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET
ASSETS JANUARY 31, 2002 (UNAUDITED)

CORE EQUITY FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                            Shares   Value (000)
-------------------------------------------------------------------------------

   COMMON STOCK - (CONTINUED)
   INDUSTRIALS - 9.5%
     Automatic Data Processing          4,695     $    254
     Avery Dennison                    20,595        1,225
     Burlington Northern Santa Fe      34,770          982
     Delta Air Lines                   10,975          347
     Emerson Electric                   1,510           88
     General Electric                 110,205        4,094
     Honeywell International           29,100          978
     Ingersoll-Rand, Cl A              30,110        1,332
     Minnesota Mining & Manufacturing   2,600          288
     Parker Hannifin                   26,415        1,295
     Tyco International#               17,595          618
                                                  --------
                                                    11,501
                                                  --------
   INFORMATION TECHNOLOGY - 13.5%
     Agilent Technologies*              7,043          214
     Cisco Systems*                    69,945        1,385
     Computer Associates International 19,145          660
     Computer Sciences*                10,915          486
     Corning                            3,750           30
     Dell Computer*                    26,610          731
     Electronic Data Systems           16,705        1,046
     EMC*                               9,395          154
     Hewlett-Packard (A)               32,145          711
     International Business Machines   23,310        2,515
     Intuit*                           14,360          564
     Lucent Technologies (A)           15,020           98
     Microsoft*                        61,490        3,917
     Motorola                          34,350          457
     Nortel Networks                   14,925          108
     Oracle*                           59,000        1,018
     SAP, ADR (A)                      56,690        1,988
     Sun Microsystems*                 36,460          392
                                                  --------
                                                    16,474
                                                  --------
   MATERIALS - 2.1%
     Alcoa                             19,450          697
     E.I. du Pont de Nemours           14,973          661
     MeadWestvaco*                      5,480          177
     PPG Industries                     6,500          316
     Weyerhaeuser                      12,600          735
                                                  --------
                                                     2,586
                                                  --------
------------------------------------------------------------------------------
Description                  Shares/Par (000)   Value (000)
------------------------------------------------------------------------------

   COMMON STOCK - (CONTINUED)
   SEMICONDUCTORS - 4.6%
     Applied Materials*                31,820     $  1,389
     Intel                             77,545        2,717
     JDS Uniphase*                      3,225           22
     Qualcomm*                         16,545          729
     Texas Instruments                 17,615          550
     Xilinx*                            3,360          146
                                                  --------
                                                     5,553
                                                  --------
   TELECOMMUNICATION - 5.4%
     AT&T (A)                          31,115          551
     AT&T Wireless Services*            5,255           60
     BellSouth                         16,580          663
     CenturyTel                         6,970          215
     Nextel Communications, Cl A* (A)  26,390          212
     Qwest Communications
       International                   19,305          203
     SBC Communications                44,735        1,675
     Sprint (FON Group)                19,265          341
     Sprint (PCS Group)* (A)           14,440          237
     Verizon Communications            45,070        2,089
     Williams Communications Group* (A)46,045           58
     WorldCom*                         26,275          264
                                                  --------
                                                     6,568
                                                  --------
   UTILITIES - 2.0%
     AES* (A)                          15,860          215
     Constellation Energy Group        13,820          390
     Duke Energy (A)                    5,015          175
     EL Paso                            8,060          306
     Exelon                             3,865          190
     FirstEnergy                       12,890          479
     Williams (A)                      36,920          653
                                                  --------
                                                     2,408
                                                  --------
     TOTAL COMMON STOCK
       (Cost $127,565)                             114,664
                                                  --------
   COMMERCIAL PAPER - 4.1%
     Kaiser Foundation Hospital (B)
       2.120%, 02/01/02                $5,000        5,000
                                                  --------
     TOTAL COMMERICAL PAPER
       (Cost $5,000)                                 5,000
                                                  --------


The accompanying notes are an integral part of the financial statements.

32  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

------------------------------------------------------------------------------
Description        Shares/Par (000)/Contracts   Value (000)
------------------------------------------------------------------------------

   EQUITY OPTIONS - 0.0%
     Tyco International
        April 50 Calls                (13)        $     (1)
                                                  --------
     TOTAL EQUITY OPTIONS
       (Cost $(3))                                      (1)
                                                  --------
   REGULATED INVESTMENT COMPANIES - 2.5%
     Nasdaq 100-Index Tracking
        Stock* (A)                 25,360              976
     SPDR Trust Series 1            8,525              965
     Vanguard Total Stock Market
        VIPERs                     10,785            1,127
                                                  --------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $3,154)                                 3,068
                                                  --------
   REPURCHASE AGREEMENTS - 7.0%
     JP Morgan Chase
       1.830%, dated 01/31/02, matures
       02/01/02, repurchase price
       $6,668,768 (collateralized
       by a U.S. Treasury obligation,
       par value $6,865,000, 0.000%,
       08/15/02, total market value
       $6,805,206)                 $6,668            6,668
     Lehman Brothers, Inc.
       1.935%, dated 01/31/02, matures
       02/01/02, repurchase price
       $1,827,473 (collateralized
       by various corporate
       obligations, par value
       $1,928,752,
       6.750%-6.945%, 05/15/09-
       09/25/31, total market
       value $1,918,369) (B)        1,827            1,827
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $8,495)                                 8,495
                                                  --------
   TOTAL INVESTMENTS - 107.9%
     (Cost $144,211)                               131,226
                                                  --------
     PAYABLE UPON RETURN OF SECURITIES
        LOANED -- (5.6)%                            (6,827)
     OTHER ASSETS AND LIABILITIES -- (2.3)%         (2,772)
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET - (7.9)%       (9,599)
                                                  --------
--------------------------------------------------------------------------------
Description                                    Value (000)
--------------------------------------------------------------------------------

   NET ASSETS:
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 15,190,695 outstanding shares
       of beneficial interest                     $134,761
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 244,321 outstanding shares
       of beneficial interest                        2,308
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 334,061 outstanding shares
       of beneficial interest                        2,858
     Undistributed net investment income                22
     Accumulated net realized loss
       on investments                               (5,337)
     Net unrealized depreciation
       on investments                              (12,985)
                                                  --------
   TOTAL NET ASSETS - 100.0%                      $121,627
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES              $7.71
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES                $7.70
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($7.70 / 94.5%)                  $8.15
                                                  ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (C)            $7.66
                                                  ========

-------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITIES
# SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN EQUITY OPTION CONTRACTS.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT
    JANUARY 31, 2002 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2002 WAS $6,495,797.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
    LENDING.
(C) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPT

The accompanying notes are an integral part of the financial statements.

                                                       WWW.HIGHMARKFUNDS.COM 33

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                            Shares   Value (000)
--------------------------------------------------------------------------------

   COMMON STOCK - 65.0%
   BANKS - 5.1%
     Bank of America                   10,600     $    668
     Bank of New York                  75,900        3,110
     Citigroup                         98,051        4,648
     FleetBoston Financial             84,887        2,854
     JP Morgan Chase                   58,070        1,977
     US Bancorp                        16,840          351
     Wells Fargo                       48,175        2,235
                                                  --------
                                                    15,843
                                                  --------
   CONSUMER DISCRETION - 9.5%
     AOL Time Warner*                 101,062        2,659
     Carnival                          27,785          751
     Comcast, Cl A*                    44,135        1,568
     Costco Wholesale*                 66,635        3,065
     Federated Department Stores*      41,765        1,738
     Ford Motor (A)                    20,565          315
     Fortune Brands                    41,677        1,698
     Gannett                           14,585          984
     Hilton Hotels                     92,100        1,105
     Home Depot                        37,055        1,856
     Lowe's                            22,010        1,014
     McDonald's                        63,320        1,721
     McGraw-Hill                       20,415        1,308
     Target                            44,315        1,968
     Viacom, Cl B*                     34,955        1,398
     Wal-Mart Stores                   69,925        4,194
     Walt Disney                       69,625        1,466
     Washington Post, Cl B              1,214          679
                                                  --------
                                                    29,487
                                                  --------
   CONSUMER STAPLES - 4.6%
     Albertson's (A)                   38,630        1,111
     Anheuser-Busch                     4,280          202
     Coca-Cola                         44,815        1,961
     Colgate-Palmolive                 42,960        2,455
     Gillette                          20,395          679
     HJ Heinz                           2,700          112
     Kimberly-Clark                    28,860        1,740
     Kraft Foods, Cl A (A)             24,780          918
     PepsiCo                           55,120        2,761
     Procter & Gamble                  25,715        2,101
     Safeway*                           7,200          291
                                                  --------
                                                    14,331
                                                  --------
   ENERGY - 4.5%
     Anadarko Petroleum                 7,595          373
     ChevronTexaco                     25,605        2,146
     Conoco                            46,508        1,310
     Exxon Mobil                       93,063        3,634
-------------------------------------------------------------------------------
Description                            Shares   Value (000)
-------------------------------------------------------------------------------

   COMMON STOCK - (CONTINUED)
   ENERGY - (CONTINUED)
     Halliburton                       18,715     $    257
     Marathon Oil                      43,485        1,220
     Royal Dutch Petroleum, ADR        39,005        1,949
     Schlumberger                      12,900          727
     Unocal                            60,295        2,107
     Valero Energy                      9,135          420
                                                  --------
                                                    14,143
                                                  --------
   FINANCIALS - 7.2%
     Aflac                             70,880        1,851
     American Express                  64,315        2,306
     American International Group      41,177        3,053
     Berkshire Hathaway, Cl B*            746        1,830
     BRE Properties, Cl A              34,035          992
     Equity Office Properties Trust    17,240          496
     Fannie Mae                        29,220        2,365
     Hartford Financial Services Group 35,460        2,347
     Kimco Realty                      41,912        1,279
     Loews                              2,060          125
     Marsh & McLennan                  21,955        2,236
     Merrill Lynch                     25,150        1,282
     Morgan Stanley Dean Witter        17,270          950
     Post Properties                   34,510        1,161
     T Rowe Price Group                 3,400          128
                                                  --------
                                                    22,401
                                                  --------
   HEALTH CARE - 8.3%
     Abbott Laboratories                3,650          211
     American Home Products            25,785        1,667
     Amgen*                            34,775        1,930
     Applied Biosystems Group -
       Applera                         23,425          523
     Baxter International              44,110        2,463
     Bristol-Myers Squibb              47,690        2,164
     Eli Lilly                         15,495        1,164
     Genentech*                        10,455          517
     Johnson & Johnson                 28,840        1,659
     Medtronic                         34,295        1,690
     Merck                             40,180        2,378
     Pfizer                           130,082        5,420
     Pharmacia                         47,985        1,943
     Schering-Plough                   57,275        1,854
     Watson Pharmaceuticals*            8,745          256
     Zimmer Holdings*                   4,767          155
                                                  --------
                                                    25,994
                                                  --------
   INDUSTRIALS - 6.5%
     Automatic Data Processing          7,300          394
     Avery Dennison                    35,830        2,132
     Burlington Northern Santa Fe      60,785        1,717

 The accompanying notes are an integral part of the financial statements.

34  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

BALANCED FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                             Shares  Value (000)
-------------------------------------------------------------------------------

   COMMON STOCK - (CONTINUED)
   INDUSTRIALS - (CONTINUED)
     Delta Air Lines                   19,935     $    630
     Emerson Electric                   2,825          164
     General Electric                 192,390        7,147
     Honeywell International           54,665        1,837
     Ingersoll-Rand, Cl A              53,505        2,367
     Minnesota Mining & Manufacturing   5,075          562
     Parker Hannifin                   46,645        2,288
     Tyco International                29,795        1,047
                                                  --------
                                                    20,285
                                                  --------
   INFORMATION TECHNOLOGY - 9.3%
     Agilent Technologies*             12,765          387
     Cisco Systems*                   118,985        2,356
     Computer Associates International 31,707        1,093
     Computer Sciences*                20,660          919
     Corning                            7,310           58
     Dell Computer*                    47,935        1,318
     Electronic Data Systems           28,965        1,813
     EMC*                              16,160          265
     Hewlett-Packard (A)               64,475        1,426
     International Business Machines   41,535        4,481
     Intuit*                           24,230          951
     Lucent Technologies (A)           19,050          125
     Microsoft*                       107,390        6,842
     Motorola                          59,895          797
     Nortel Networks                   26,660          193
     Oracle*                          106,945        1,846
     SAP, ADR (A)                     101,230        3,549
     Sun Microsystems*                 61,410          661
                                                  --------
                                                    29,080
                                                  --------
   MATERIALS - 1.6%
     Alcoa                             36,270        1,300
     E.I. du Pont de Nemours           29,776        1,315
     MeadWestvaco*                      9,090          294
     PPG Industries                    12,735          619
     Weyerhaeuser                      24,110        1,406
                                                  --------
                                                     4,934
                                                  --------
   SEMICONDUCTORS - 3.2%
     Applied Materials*                56,525        2,468
     Intel                            131,705        4,615
     JDS Uniphase*                      6,295           44
     Qualcomm*                         29,330        1,292
     Texas Instruments                 33,325        1,040
     Xilinx*                            8,860          384
                                                  --------
                                                     9,843
                                                  --------
--------------------------------------------------------------------------------
Description                   Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

   COMMON STOCK - (CONTINUED)
   TELECOMMUNICATION - 3.8%
     AT&T (A)                          57,465     $  1,017
     AT&T Wireless Services*           10,268          118
     BellSouth                         31,075        1,243
     CenturyTel                        12,010          370
     Nextel Communications, Cl A*      50,775          409
     Qwest Communications
       International                   33,405          351
     SBC Communications                79,080        2,961
     Sprint (FON Group)                30,700          543
     Sprint (PCS Group)* (A)           24,950          409
     Verizon Communications            79,910        3,704
     Williams Communications
       Group* (A)                      98,582          125
     WorldCom*                         54,370          546
                                                  --------
                                                    11,796
                                                  --------
   UTILITIES - 1.4%
     AES* (A)                          29,705          402
     Constellation Energy Group        22,580          637
     Duke Energy (A)                    8,845          308
     EL Paso                           14,225          540
     Exelon                             7,245          357
     FirstEnergy                       23,080          859
     Williams (A)                      65,740        1,162
                                                  --------
                                                     4,265
                                                  --------
     TOTAL COMMON STOCK
       (Cost $169,704)                             202,402
                                                  --------
   U.S. TREASURY OBLIGATIONS - 3.2%
     U.S. Treasury Bonds (A)
       8.125%, 08/15/19                $2,000        2,544
       7.250%, 05/15/16                 4,000        4,663
       7.125%, 02/15/23                 1,500        1,761
     U.S. Treasury Note (A)
       6.125%, 08/15/07                 1,000        1,074
                                                  --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $9,462)                                10,042
                                                  --------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.3%
     FHLMC (A)
       5.750%, 03/15/09                 2,000        2,042
     FNMA (A)
       6.375%, 06/15/09                 2,000        2,116
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $3,986)                                 4,158
                                                  --------

The accompanying notes are an integral part of the financial statements.

                                                       WWW.HIGHMARKFUNDS.COM 35

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

BALANCED FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
-------------------------------------------------------------------------------

   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 11.5%
     FHLMC
       6.000%, 02/01/28                $2,095     $  2,082
     FNMA
       8.000%, 08/01/24                   160          170
       8.000%, 05/01/25                   489          521
       8.000%, 07/01/26                   192          204
       7.500%, 09/01/26                   298          312
       7.500%, 03/01/27                   256          268
       7.000%, 09/01/25                   617          635
       7.000%, 07/01/26                   714          734
       7.000%, 09/01/26                   481          494
       7.000%, 12/01/27                 1,163        1,195
       6.500%, 05/01/14                 1,779        1,829
       6.500%, 03/01/24                   201          204
       6.500%, 10/01/27                   883          893
       6.500%, 01/01/28                 1,546        1,564
       6.500%, 05/01/29                 1,870        1,888
       6.000%, 03/01/28                 2,829        2,803
       6.000%, 05/01/28                   714          707
     GNMA
       7.500%, 05/15/24                   153          161
       7.500%, 09/15/25                   301          316
       7.500%, 09/15/26                 1,100        1,155
       7.500%, 01/15/27                   922          968
       7.000%, 02/15/26                   463          477
       7.000%, 08/15/26                 1,262        1,301
       7.000%, 10/15/27                 1,020        1,050
       7.000%, 03/15/29                 1,372        1,411
       6.500%, 09/15/08                 1,084        1,129
       6.500%, 06/15/23                   133          135
       6.500%, 02/15/24                    53           54
       6.500%, 04/15/26                   525          533
       6.500%, 05/15/28                   651          658
       6.500%, 01/15/29                 2,073        2,095
       6.000%, 11/15/08                   891          922
       6.000%, 12/15/28                 1,927        1,907
       6.000%, 02/15/29                 1,835        1,812
     6.000%, 04/15/29                   3,365        3,321
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $34,997)                               35,908
                                                  --------
-------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
-------------------------------------------------------------------------------

   CORPORATE OBLIGATIONS - 16.2%
   CONSUMER DISCRETION - 1.7%
     JC Penney
       6.000%, 05/01/06                $2,250     $  2,042
     Sears Roebuck Acceptance
       6.900%, 08/01/03                 2,000        2,085
     Wal-Mart Stores
       5.875%, 10/15/05                 1,000        1,039
                                                  --------
                                                     5,166
                                                  --------
   CONSUMER STAPLES - 2.2%
     General Mills, Ser E, MTN
       5.400%, 12/08/08                 2,500        2,416
     Pepsi Bottling Holdings (C)
       5.375%, 02/17/04                 2,000        2,062
     Ralston Purina
       7.750%, 10/01/15                 2,000        2,343
                                                  --------
                                                     6,821
                                                  --------
   ENERGY - 0.3%
     CMS Energy
       7.875%, 08/15/04                 1,000        1,077
                                                  --------
   FINANCIALS - 5.6%
     American General
       6.750%, 06/15/05                 2,000        2,112
     American General Finance,
       Ser E, MTN
       6.250%, 12/18/02                 1,000        1,032
     General Motors Acceptance
       5.750%, 11/10/03                 2,600        2,646
     Golden West Financial
       6.700%, 07/01/02                   150          152
     John Deere Capital
       7.000%, 10/15/02                 1,500        1,545
     JP Morgan Chase Bank
       6.700%, 08/15/08                 1,500        1,553
     Lehman Brothers Holdings
       8.500%, 05/01/07                 2,000        2,235
     Qwest Capital Funding
       6.375%, 07/15/08                 2,000        1,893
     Royal Bank of Scotland Group
       6.375%, 02/01/11                 2,500        2,500
     U.S. Bancorp
       6.875%, 09/15/07                 1,750        1,833
                                                  --------
                                                    17,501
                                                  --------

The accompanying notes are an integral part of the financial statements.

36  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------

   CORPORATE OBLIGATIONS - (CONTINUED)
   FOREIGN GOVERNMENTS - 0.5%
     Hydro Quebec, Ser IO
       8.050%, 07/07/24                $  150     $    177
     Province of British Columbia,
       Ser 1
       7.000%, 01/15/03                 1,500        1,543
                                                  --------
                                                     1,720
                                                  --------
   HEALTH CARE - 1.5%
     Dow Chemical
       6.850%, 08/15/13                 2,000        2,007
     Pharmacia
       5.875%, 12/01/08                 2,500        2,544
                                                  --------
                                                     4,551
                                                  --------
   INDUSTRIALS - 2.2%
     Caterpillar Tractor
       6.000%, 05/01/07                   605          622
     Johnson Controls
       6.300%, 02/01/08                 2,000        2,012
     Lockheed Martin
       7.700%, 06/15/08                 2,000        2,182
     Raytheon
       6.550%, 03/15/10                 2,000        2,003
                                                  --------
                                                     6,819
                                                  --------
   INFORMATION TECHNOLOGY - 0.9%
     IBM
       8.375%, 11/01/19                   200          239
     IBM, MTN
       5.370%, 09/22/03                 2,500        2,578
                                                  --------
                                                     2,817
                                                  --------
   TELECOMMUNICATION - 1.3%
     Bell Atlantic of Maryland
       8.000%, 10/15/29                   175          198
       6.000%, 05/01/03                 1,500        1,554
     New England Telephone & Telegraph
       7.875%, 11/15/29                   250          282
     Vodafone Group
       6.650%, 05/01/08                 2,000        2,082
                                                  --------
                                                     4,116
                                                  --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $49,071)                               50,588
                                                  --------
--------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------------------------

   ASSET BACKED SECURITIES - 1.2%
     Citibank Credit Card Master Trust,
       Ser 1998-3, Cl A
       5.800%, 02/07/05                $3,000     $  3,081
     EQCC Home Equity Loan Trust,
       Ser 1996-3, Cl A6
       7.400%, 12/15/19                   379          393
     Green Tree Financial, Ser 1995-9,
       Cl A5
       6.800%, 12/15/25                   178          183
                                                  --------
     TOTAL ASSET BACKED SECURITIES
       (Cost $3,493)                                 3,657
                                                  --------
   COMMERCIAL PAPER - 6.4%
     Kaiser Foundation Hospital (B)
       2.120%, 02/01/02                15,000       14,999
     Plantation Pipe Line (B)
       2.122%, 02/05/02                 5,000        4,996
                                                  --------
     TOTAL COMMERICAL PAPER
       (Cost $19,995)                               19,995
                                                  --------
   REPURCHASE AGREEMENTS - 2.9%
     JPMorgan Chase 1.830%, dated
       01/31/02, matures 02/01/02,
       repurchase price $3,948,182
       (collateralized by various
       U.S. Treasury obligations, par
       value $12,801,000, 0.000%,
       05/15/21-11/15/21, total
       market value $4,027,818)         3,948        3,948
     Lehman Brothers, Inc.
       1.935%, dated 01/31/02, matures
       02/01/02, repurchase price
       $4,990,084 (collateralized by
       various corporate obligations,
       par value $5,266,635, 6.750%-
       6.945%, 05/15/09-09/25/31,
       total market value
       $5,238,285) (B)                  4,990       4,990
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $8,938)                                 8,938
                                                  --------
   TOTAL INVESTMENTS - 107.7%
     (Cost $299,646)                               335,688
                                                  --------
     PAYABLE UPON RETURN OF SECURITIES
       LOANED -- (8.0)%                            (24,985)
     OTHER ASSETS AND LIABILITIES -- 0.3%              850
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET - (7.7)%      (24,135)
                                                  --------

The accompanying notes are an integral part of the financial statements.


                                                        WWW.HIGHMARKFUNDS.COM 37

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

BALANCED FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                     Value (000)
--------------------------------------------------------------------------------

   NET ASSETS:
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 22,562,652 outstanding shares
       of beneficial interest                     $265,993
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 685,590 outstanding shares
       of beneficial interest                        8,390
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 385,772 outstanding shares
       of beneficial interest                        6,249
     Paid-in-Capital of Class C Shares
       (unlimited authorized - no par value)
       based on 12,317 outstanding shares
       of beneficial interest                          178
     Undistributed net investment income                82
     Accumulated net realized loss on investments   (5,381)
     Net unrealized appreciation on investments     36,042
                                                  --------
   TOTAL NET ASSETS - 100.0%                      $311,553
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES             $13.18
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES               $13.16
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($13.16 / 94.5%)                $13.93
                                                  ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)           $13.13
                                                  ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (D)           $13.13
                                                  ========


* NON-INCOME PRODUCING SECURITIES
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2002 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2002 WAS $24,196,760.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
    LENDING.
(C) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
(D) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

38  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                             Shares  Value (000)
--------------------------------------------------------------------------------

   COMMON STOCK - 97.8%
   BANKS - 13.1%
     BankAtlantic Bancorp, Cl A        61,000      $   685
     Banner                            12,900          257
     BSB Bancorp                       33,900          941
     Dime Community Bancshares         12,400          358
     Downey Financial                   9,400          432
     First Citizens Bancshares, Cl A    2,700          272
     Flagstar Bancorp                  37,100          732
     Gold Banc                         75,300          531
     Hudson River Bancorp (A)          27,100          657
     Independence Community Bank       37,800          984
     Independent Bank - Michigan       22,890          686
     Provident Bankshares              17,500          428
     Seacoast Financial Services       22,100          401
     Staten Island Bancorp             60,600        1,176
     Susquehanna Bancshares            29,100          653
     Webster Financial                 28,100          934
                                                   -------
                                                    10,127
                                                   -------
   CONSUMER DISCRETION - 25.0%
     Action Performance*               12,700          510
     American Axle & Manufacturing
       Holdings*                       21,200          572
     Applied Industrial Technologies   44,100          820
     Aztar*                            47,700          922
     BorgWarner                         8,300          460
     Boyd Gaming*                      80,500          663
     Brown Shoe                        49,000          781
     Burlington Coat Factory Warehouse 18,200          314
     Bush Industries, Cl A             49,400          547
     Crestline Capital*                18,200          564
     Dillard's, Cl A                   25,200          362
     Foot Locker*                      54,500          845
     Gtech Holdings*                   24,600        1,252
     Handleman*                        25,100          298
     K2*                               42,100          295
     Landry's Restaurants              37,200          892
     Lone Star Steakhouse & Saloon     34,900          681
     M/I Schottenstein Homes           10,000          575
     MDC Holdings                      24,970        1,002
     Movado Group                      27,500          487
     NVR*                               3,100          744
     Phillips-Van Heusen               27,200          335
     Polaris Industries                 5,700          324
     Pulte Homes                       12,800          604
--------------------------------------------------------------------------------
Description                            Shares   Value (000)
--------------------------------------------------------------------------------

   COMMON STOCK - (CONTINUED)
   CONSUMER DISCRETION - (CONTINUED)
     Ryland Group                      11,600      $   908
     Stride Rite                       70,400          491
     TBC*                              50,000          590
     Toll Brothers* (A)                26,400        1,204
     Toro                              19,700          964
     Walter Industries                 36,200          386
                                                   -------
                                                    19,392
                                                   -------
   CONSUMER STAPLES - 8.4%
     Central Garden and Pet*           41,000          313
     Chattem*                          63,200          901
     DIMON                             57,200          440
     Dole Food                         30,600          857
     Fleming (A)                       17,100          351
     Great Atlantic & Pacific Tea*     12,100          312
     Interstate Bakeries               23,500          566
     Lance                             32,700          476
     Ruddick                           39,700          617
     Standard Commercial               47,600          871
     Universal                         21,700          794
                                                   -------
                                                     6,498
                                                   -------
   ENERGY - 2.4%
     Frontier Oil                      46,800          952
     Holly (A)                         33,800          690
     Offshore Logistics*               14,000          233
                                                   -------
                                                     1,875
                                                   -------
   FINANCIALS - 5.5%
     Cash America International        29,700          244
     Commerce Group                    20,000          692
     CompuCredit* (A)                  90,700          495
     Fremont General                   47,000          301
     Presidential Life                  9,400          198
     Scottish Annuity & Life Holdings  91,800        1,570
     Stancorp Financial Group           8,000          407
     Vesta Insurance Group             49,700          354
                                                   -------
                                                     4,261
                                                   -------
   HEALTH CARE - 2.5%
     Sola International*               46,000          920
     US Oncology*                      70,400          602
     West Pharmaceutical Services      17,300          445
                                                   -------
                                                     1,967
                                                   -------

The accompanying notes are an integral part of the financial statements.

                                                        WWW.HIGHMARKFUNDS.COM 39

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                            Shares   Value (000)
--------------------------------------------------------------------------------

   COMMON STOCK - (CONTINUED)
   INDUSTRIALS - 20.1%
     Ameron International               8,700      $   557
     Banta                             31,000          984
     Century Business Services*        11,800           34
     Consolidated Graphics*            15,200          307
     Daisytek International*           38,000          543
     EMCOR Group*                       7,000          335
     Gencorp                           36,500          415
     General Cable                     64,000          864
     Griffon*                          59,600          937
     Harland (John H.)                 21,800          533
     Harsco                            27,100          954
     Information Resources*            47,700          405
     Integrated Electrical Services*   71,400          321
     JLG Industries (A)                26,200          298
     Kennametal                        12,100          460
     Lincoln Electric Holdings         11,500          293
     Moog, Cl A*                       39,700        1,036
     Nacco Industries, Cl A            13,100          734
     Nortek*                           24,700          692
     Paxar*                            34,900          576
     Pittston Brink's Group             8,700          195
     Ryder System                      42,500        1,062
     Standex International              9,900          218
     Timken                            14,500          241
     URS*                              32,100          969
     Usfreightways                     14,200          521
     York International                28,700        1,091
                                                   -------
                                                    15,575
                                                   -------
   INFORMATION TECHNOLOGY - 9.4%
     Autodesk                          26,500        1,087
     Checkpoint Systems*               47,600          643
     Gerber Scientific*                34,300          332
     IKON Office Solutions            107,100        1,485
     Imation*                          31,200          721
     Inter-Tel                         30,700          681
     Itron*                            28,700          791
     Methode Electronics, Cl A         59,500          536
     Storage Technology*               41,800        1,023
                                                   -------
                                                     7,299
                                                   -------
   MATERIALS - 5.4%
     Calgon Carbon                     83,800          666
     Chesapeake                        22,600          654
     Commercial Metals                  7,200          262
     HB Fuller                         25,300          685
     International Specialty Products* 59,200          515
--------------------------------------------------------------------------------
Description                   Shares/Par (000)        Value (000)
--------------------------------------------------------------------------------

   COMMON STOCK - (CONTINUED)
   MATERIALS - (CONTINUED)
     Pactiv*                           53,300             $   959
     Rayonier                           9,600                 478
                                                          -------
                                                            4,219
                                                          -------
   UTILITIES - 6.0%
     Avista                            46,900                 642
     Cascade Natural Gas               16,900                 328
     EL Paso Electric*                 52,100                 732
     Idacorp                           12,400                 469
     Northwest Natural Gas             11,000                 288
     PNM Resources                     30,700                 829
     Southwestern Energy*              45,200                 520
     UGI                               19,700                 559
     Unisource Energy                  15,500                 285
                                                          -------
                                                            4,652
                                                          -------
     TOTAL COMMON STOCK
       (Cost $70,144)                                      75,865
                                                          -------
   COMMERCIAL PAPER - 1.9%
     Kaiser Foundation Hospital (B)
       2.120%, 02/01/02                $1,500               1,500
                                                         --------
     TOTAL COMMERICAL PAPER
       (Cost $1,500)                                        1,500
                                                         --------
   REPURCHASE AGREEMENTS - 3.4%
     JP Morgan Chase
       1.830%, dated 01/31/02,
       matures 02/01/02, repurchase
       price $2,198,398 (collateralized
       by a U.S. Treasury obligation,
       par value  $2,255,000, 0.000%,
       05/15/02, total market value
       $2,245,146)                      2,198               2,198
     Lehman Brothers, Inc.
       1.935%, dated 01/31/02,
       matures 02/01/02, repurchase
       price $474,614 (collateralized
       by various corporate obligations,
       par value $500,917, 6.750%-6.945%,
       05/15/09-09/25/31, total market
       value $498,220) (B)                475                 475
                                                          -------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $2,673)                                        2,673
                                                          -------
   TOTAL INVESTMENTS - 103.1%
     (Cost $74,317)                                        80,038
                                                          -------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (2.5)%    (1,975)
     OTHER ASSETS AND LIABILITIES -- (0.6)%                  (459)
                                                          -------
   OTHER ASSETS AND LIABILITIES, NET - (3.1)%              (2,434)
                                                          -------

        The accompanying notes are an integral part of the financial statements.

40  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                     Value (000)
--------------------------------------------------------------------------------

   NET ASSETS:
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 5,398,862 outstanding shares
       of beneficial interest                      $57,098
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 696,682 outstanding shares
       of beneficial interest                        9,104
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 580,162 outstanding shares
       of beneficial interest                        7,204
     Paid-in-Capital of Class C Shares
       (unlimited authorized - no par value)
       based on 57,467 outstanding shares
       of beneficial interest                          746
     Accumulated net investment loss                   (45)
     Accumulated net realized loss on investments   (2,223)
     Net unrealized depreciation on translation of
       other assets and liabilities denominated
       in foreign currency                              (1)
     Net unrealized appreciation on investments      5,721
                                                   -------
   TOTAL NET ASSETS - 100.0%                       $77,604
                                                   =======
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES             $11.56
                                                   =======
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES               $11.46
                                                   =======
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($11.46 / 94.5%)                $12.13
                                                   =======
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (C)           $11.30
                                                   =======
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (C)           $11.26
                                                  ========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITIES
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2002 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2002 WAS $1,892,365.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM
    SECURITIES LENDING.
(C) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
CL -- CLASS


The accompanying notes are an integral part of the financial statements.

                                                        WWW.HIGHMARKFUNDS.COM 41

[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2002 (UNAUDITED)

INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
Description                             Shares  Value (000)
--------------------------------------------------------------------------------

   FOREIGN COMMON STOCK - 84.1%
   AUSTRALIA - 1.6%
     Commonwealth Bank of Australia    21,100      $   350
     Mim Holdings                     298,240          198
     News, ADR                          2,700           64
                                                   -------
                                                       612
                                                   -------
   BELGIUM - 1.7%
     Interbrew                         24,451          631
                                                   -------
   BRAZIL - 1.0%
     Embraer Aircraft, ADR              7,603          167
     Petrobras, ADR                     9,900          207
                                                   -------
                                                       374
                                                   -------
   CANADA - 3.1%
     Bombardier, Cl B                  28,500          263
     Manulife Financial                18,512          470
     Royal Bank of Canada              13,883          437
                                                   -------
                                                     1,170
                                                   -------
   DENMARK - 1.1%
     Danske Bank                        8,640          131
     Tdc                                9,100          294
                                                   -------
                                                       425
                                                   -------
   FINLAND - 1.6%
     Nokia Oyj                         13,900          320
     Nokia Oyj, ADR                    12,388          290
                                                   -------
                                                       610
                                                   -------
   FRANCE - 12.7%
     Aventis                           10,001          694
     BNP Paribas                        5,700          530
     Groupe Danone                      3,000          346
     Havas Advertising                 11,400           84
     Peugeot                            7,200          284
     Sanofi-Synthelabo (A)              8,472          567
     Societe Generale, Cl A             8,691          512
     STMicroelectronics                11,300          350
     Suez                              16,750          476
     TotalFinaElf                       3,830          537
     Vinci                              7,710          460
                                                   -------
                                                     4,840
                                                   -------
   GERMANY - 8.6%
     Allianz                            2,050          460
     Bayer                              8,360          266
     Deutsche Lufthansa                12,826          188
     E.on                               9,383          477
     Fresenius Medical Care             4,800          267
     Henkel KGaA                        6,700          370
     Metro                              5,300          172
--------------------------------------------------------------------------------
Description                            Shares   Value (000)
--------------------------------------------------------------------------------

   FOREIGN COMMON STOCK - (CONTINUED)
   GERMANY - (CONTINUED)
     Muenchener Ruckvers                1,455       $  344
     Schering                           8,650          480
     Siemens                            4,059          241
                                                   -------
                                                     3,265
                                                   -------
   GREECE - 0.3%
     Hellenic Telecom*                  7,600          120
                                                   -------
   HONG KONG - 1.0%
     Aluminum Corp of China*          503,400          106
     Cathay Pacific Airways            73,000          108
     Hutchison Whampoa                 20,000          185
                                                   -------
                                                       399
                                                   -------
   HUNGARY - 0.8%
     OTP Bank Rt                        4,523          318
                                                   -------
   IRELAND - 2.7%
     Bank of Ireland                   73,770          695
     CRH                               20,250          318
                                                   -------
                                                     1,013
                                                   -------
   ITALY - 5.9%
     ENI-Ente Nazionale Idrocarburi    46,190          601
     Ras (A)                           34,292          382
     Saipem (A)                        21,328          109
     Telecom Italia (A)                60,213          481
     Unicredito Italiano (A)          177,871          681
                                                   -------
                                                     2,254
                                                   -------
   JAPAN - 7.7%
     Bridgestone                       42,000          455
     Canon                              6,000          197
     Chugai Pharmaceutical (A)         19,000          197
     Dentsu*                               39          172
     Hitachi                           26,000          163
     Ito-Yokado                         4,000          148
     JGC (A)                           60,000          422
     Nintendo                           2,300          332
     Nissan Motor                      68,000          362
     NTT Docomo (A)                        14          146
     Sharp                             17,000          174
     Yamanouchi Pharmaceutical          7,000          170
                                                   -------
                                                     2,938
                                                   -------
   MEXICO - 2.5%
     America Movil, Ser L, ADR          6,600          131
     Cemex, ADR                         9,788          258
     Grupo Financiero BBVA Bancomer,
       Ser O*                         204,800          223
     Grupo Televisa, ADR*               7,500          335
                                                   -------
                                                       947
                                                   -------

        The accompanying notes are an integral part of the financial statements.

42  1.800.433.6884

[Grand Tetons Graphic Omitted]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2002 (UNAUDITED)

INTERNATIONAL EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                             Shares  Value (000)
--------------------------------------------------------------------------------

   FOREIGN COMMON STOCK - (CONTINUED)
   NETHERLANDS - 6.7%
     Buhrmann                          22,139      $   227
     ING Groep                          8,100          203
     Koninklijke Ahold                 24,132          619
     Koninklijke KPN*                  16,200           77
     Koninklijke Philips Electronics   34,565          940
     TPG                               24,004          498
                                                   -------
                                                     2,564
                                                   -------
   POLAND - 0.9%
     Bank Pekao, GDR (C)*              14,479          362
                                                   -------
   RUSSIA - 0.9%
     Lukoil, ADR                        3,199          181
     Surgutneftegaz, ADR                8,900          145
                                                   -------
                                                       326
                                                   -------
   SOUTH KOREA - 1.4%
     Kookmin Bank                       3,692          162
     Korea Telecom, ADR                 5,000           98
     Samsung Electronics                1,170          268
                                                   -------
                                                       528
                                                   -------
   SPAIN - 3.2%
     Banco Popular Espanol             11,283          383
     Iberdrola                         35,613          423
     Telefonica*                       35,816          421
                                                   -------
                                                     1,227
                                                   -------
   SWEDEN - 1.2%
     Skandinaviska Enskilda Banken,
       Cl A                            31,190          276
     Telefonaktiebolaget LM Ericsson,
       B Shares (A)                    40,320          175
                                                   -------
                                                       451
                                                   -------
   SWITZERLAND - 3.1%
     Converium Holding*                 1,140           52
     Nestle, B Shares                   2,590          561
     Swiss Reinsurance                  2,800          254
     Swisscom                             300           87
     UBS*                               5,400          244
                                                   -------
                                                     1,198
                                                   -------
   UNITED KINGDOM - 14.4%
     AstraZeneca                        5,700          262
     BAE Systems                       62,308          299
     BHP Billiton                      66,300          356
     BP                                85,400          661
     British American Tobacco          32,000          280
     British Sky Broadcasting*         23,810          225
     CMG                               73,900          257
     GlaxoSmithKline                   28,958          691
     Invensys                         220,170          356
     Lloyds Tsb Group                  25,100          269
     P&O Princess Cruises               4,670           26
     Reckitt Benckiser                 35,101          514
--------------------------------------------------------------------------------
Description                  Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

   FOREIGN COMMON STOCK - (CONTINUED)
   UNITED KINGDOM - (CONTINUED)
     Shell Transport & Trading         43,129      $   293
     Vodafone Group                   459,385          989
                                                   -------
                                                     5,478
                                                   -------
     TOTAL FOREIGN COMMON STOCK
       (Cost $32,228)                               32,050
                                                  --------
   COMMERCIAL PAPER - 3.9%
     Kaiser Foundation Hospital (B)
       2.120%, 02/01/02               $ 1,500        1,500
                                                  --------
     TOTAL COMMERICAL PAPER
       (Cost $1,500)                                 1,500
                                                  --------
   FOREIGN RIGHTS - 0.0%
   SPAIN - 0.0%
     Telefonica                        28,178            7
                                                   -------
     TOTAL FOREIGN RIGHTS
       (Cost $6)                                         7
                                                   -------
   REPURCHASE AGREEMENTS - 11.7%
     JP Morgan Chase
       1.830%, dated 01/31/02, matures
       02/01/02, repurchase price
       $3,494,350 (collateralized by
       a U.S. Treasury  obligation,
       par value $7,455,000,  11.250%,
       02/15/15, total market
       value $3,564,385)              $ 3,494        3,494
     Lehman Brothers, Inc.
       1.935%, dated 01/31/02, matures
       02/01/02, repurchase price
       $975,909 (collateralized by
       various corporate obligations,
       par  value $1,029,994, 6.750%-
       6.945%,  05/15/09-09/25/31,
       total market value
       $1,024,450) (B)                    976          976
                                                   -------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $4,470)                                 4,470
                                                   -------
   TOTAL INVESTMENTS - 99.7%
     (Cost $38,204)                                $38,027
                                                   =======

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $38,126,054.
   * NON-INCOME PRODUCING SECURITIES
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT
    JANUARY 31, 2002 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2002 WAS $2,143,021.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
    LENDING.
(C) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITORY RECEIPT
SER -- SERIES


The accompanying notes are an integral part of the financial statements.

                                                        WWW.HIGHMARKFUNDS.COM 43

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                 Par (000)  Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - 96.3%
     Alameda County, Santa Rita Jail
       Project, COP, MBIA Insured
       5.250%, 12/01/04                        $ 500     $    544
     Anaheim, Public Financing Authority,
       Electric Utility Projects, RB, MBIA
       Insured Callable 04/01/03 @ 102
       5.500%, 10/01/10                        1,750        1,827
     Anaheim, Water Authority, RB
       Callable 03/08/02 @ 100
       5.750%, 04/01/04                          250          251
     Atascadero, Unified School District,
       Measure B, Capital Projects,
       Ser A, COP, MBIA Insured
       Callable 08/01/06 @ 102
       5.200%, 08/01/08                        1,000        1,094
     Bakersfield, Convention Center
       Expansion Project, COP,
       MBIA Insured
       5.300%, 04/01/06                          500          546
     Berkeley, Unified School District,
       Ser D, GO, FGIC Insured
       8.250%, 08/01/05                          345          409
     Berryessa, Unified School District,
       GO, MBIA Insured
       5.375%, 03/01/12                          460          508
     Brentwood, Unified School District,
       Election 1997 Project, Ser B, GO,
       FGIC Insured Callable 08/01/10 @ 101
       4.850%, 08/01/14                          410          424
     Burlingame, Elementary School District,
       GO, FSA Insured
       5.250%, 07/15/16                          795          853
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser J-2, RB
       6.000%, 12/01/06                        1,400        1,589
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser Q, RB
       6.000%, 12/01/07                        1,500        1,712
       6.000%, 12/01/09                          500          573
     California State, Educational
       Facilities Authority, Loyola-
       Marymount University, RB, MBIA
       Insured Callable 10/01/11 @ 101
       4.500%, 10/01/12                        1,560        1,615
     California State, Educational
       Facilities Authority, Pooled
       College & University Projects,
       Ser C, RB, MBIA Insured
       5.000%, 03/01/06                          655          707
--------------------------------------------------------------------------------
Description                                Par (000)  Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - (CONTINUED)
     California State, Educational
       Facilities Authority, Stanford
       University, Ser P, RB
       5.250%, 12/01/13                        $ 500     $    551
     California State, Educational
       Facilities Authority, Stanford
       University, Ser R, RB
       5.000%, 11/01/11                          500          542
     California State, GO
       7.000%, 08/01/07                        1,000        1,156
       6.250%, 04/01/08                        1,000        1,126
       6.250%, 09/01/08                          695          788
     California State, GO,
       AMBAC Insured
       6.500%, 09/01/06                        1,000        1,141
     California State, GO,
       FGIC Insured
       4.500%, 09/01/10                        1,000        1,042
     California State, Public
       Works Board Lease,
       Department of Corrections,
       State Prison Project, Ser E,
       RB, FSA Insured
       6.000%, 06/01/08                        1,165        1,321
     California State, Public
       Works Board Lease,
       Various University of
       California Projects,
       Ser A, RB, AMBAC Insured
       Callable 12/01/07 @ 102
       5.100%, 12/01/10                        1,000        1,076
     Central Coast, Water
       Authority, Water
       Project Regional
       Facilities, Ser A, RB,
       AMBAC Insured Callable
       10/01/06 @ 102
       5.000%, 10/01/07                        2,250        2,458
     Coachella Valley, Water
       District Improvement
       Authority, Flood Control
       Project, COP,
       AMBAC Insured
       4.500%, 10/01/06                        1,045        1,116
     Coast Community College,
       Coastline Community College
       Center Project, COP,
       MBIA Insured Callable
       02/01/06 @ 102
       5.500%, 02/01/11                          640          690
       5.200%, 02/01/08                          500          543
     Conejo Valley, Unified
       School District, GO
       5.000%, 08/01/09                        1,250        1,352
     Contra Costa County,
       Merrithew Memorial
       Hospital Project, COP,
       MBIA Insured
       Callable 11/01/07 @ 102
       5.500%, 11/01/12                        2,160        2,352
       5.200%, 11/01/09                        2,000        2,192
     Contra Costa, Transportation
       Authority, Sales Tax,
       Ser A, ETM, RB
       Callable 03/08/02 @ 101
       6.875%, 03/01/07                          500          564

        The accompanying notes are an integral part of the financial statements.

44  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                 Par (000)  Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - (CONTINUED)
     Contra Costa, Transportation
       Authority, Sales Tax, Ser A,
       RB, FGIC Insured
       6.000%, 03/01/06                        $4,000    $  4,460
       6.000%, 03/01/09                         1,000       1,139
     Contra Costa, Transportation
       Authority, Sales Tax, Ser A,
       RB, FGIC Insured
       Callable 03/01/05 @ 100
       5.300%, 03/01/06                          600          643
     Contra Costa, Water District
       Authority, Ser G, RB,
       MBIA Insured
       Callable 10/01/04 @ 102
       5.700%, 10/01/06                        2,500        2,737
     Cupertino, Ser A, COP
       Callable 01/01/03 @ 102
       5.500%, 01/01/05                          500          523
     Desert Sands, Unified School
       District,
       Capital Projects, COP, FSA Insured
       Callable 03/01/05 @ 102
       5.500%, 03/01/09                          565          607
       5.400%, 03/01/08                          660          711
     Downey, Civic Center Project, COP,
       MBIA Insured
       5.300%, 02/01/06                          600          653
     East Bay, Municipal Utility District,
       Wastewater Treatment System,
       RB, FGIC Insured
       6.000%, 06/01/06                          750          841
     East Bay, Municipal Utility District,
       Water System Project, RB, MBIA
       Insured Callable 06/01/11 @ 100
       5.250%, 06/01/13                          500          542
       5.250%, 06/01/14                        1,000        1,071
     Eastern Municipal Water District, COP
       Prerefunded @ 100 (A)
       6.900%, 11/01/02                        1,755        1,828
     Eastern Municipal Water District,
       Ser A, COP, FGIC Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/12                          300          327
       5.250%, 07/01/13                        1,000        1,085
     Escondido, Unified High School District,
       ETM, GO, MBIA Insured
       5.200%, 11/01/06                        1,000        1,102
     Escondido, Unified High School District,
       ETM, GO, MBIA Insured
       Callable 11/01/06 @ 102
       5.600%, 11/01/09                        1,000        1,099
--------------------------------------------------------------------------------
Description                                Par (000)   Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - (CONTINUED)
     Escondido, Unified School District,
       Ser A, GO, FGIC Insured
       Callable 09/01/07 @ 102
       5.000%, 09/01/08                        $ 500     $    545
     Fallbrook, Unified High School District,
       GO, FGIC Insured
       5.375%, 09/01/12                          250          277
     Fremont, Unified High School District,
       Santa Clara, Ser B, GO
       5.000%, 09/01/10                          600          650
     Fremont, Unified High School District,
       Ser B, GO Callable 09/01/10 @ 100
       5.250%, 09/01/15                        1,000        1,059
     Fresno, Joint Powers Financing Authority,
       Fresno City Hall, RB, AMBAC Insured
       Callable 08/01/10 @ 100
       4.600%, 08/01/11                          500          521
     Glendale, Unified School District,
       Ser A, GO, FGIC Insured
       5.500%, 09/01/05                          600          660
     Glendale, Unified School District,
       Ser B, GO, FSA Insured
       Callable 09/01/08 @ 101
       4.625%, 09/01/09                          670          711
     Hawthorne, School District,
       Ser A, GO, FGIC Insured
       4.650%, 11/01/06                        1,000        1,076
     Hollister, Redevelopment Agency,
       Community Development Project,
       TA, AMBAC Insured
       Callable 10/01/07 @ 102
       5.000%, 10/01/08                          740          808
     Industry, GO, FGIC Insured
       Callable 07/01/05 @ 100.625
       5.500%, 07/01/10                          670          714
     Joshua Basin-Hi Desert Financing
       Authority, Water District Project,
       RB, AMBAC Insured
       4.900%, 05/01/09                          465          500
       4.800%, 05/01/08                          445          478
     Kings River, Conservation District,
       Pine Flat Power, Ser F, RB
       4.625%, 01/01/11                          500          523
     Las Virgenes, Unified School District,
       Ser A, ETM, GO, MBIA Insured
       5.000%, 11/01/05                        1,000        1,085

The accompanying notes are an integral part of the financial statements.

                                                       WWW.HIGHMARKFUNDS.COM 45

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                               Par (000)   Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - (CONTINUED)
     Livermore-Amador Valley, Water
       Management Authority, Ser A,
       RB, AMBAC Insured
       Callable 08/01/11 @ 100
       5.250%, 08/01/14                        $ 750     $    804
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax
       Project, A-1st Ser, Ser B, RB,
       FSA Insured
       5.250%, 07/01/11                        1,050        1,152
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax
       Project, C-2nd Ser, Ser A, RB,
       FGIC Insured
       5.000%, 07/01/10                        2,000        2,165
     Los Angeles County, Public Works
       Financing Authority, Regional Park &
       Open Space District, Ser A, RB
       5.250%, 10/01/05                        1,700        1,851
     Los Angeles County, Public Works
       Financing Authority, Regional Park &
       Open Space District, Ser A, RB
       Callable 10/01/07 @ 101
       5.500%, 10/01/08                        3,445        3,824
     Los Angeles, Department of Airports,
       Ser A, RB, FGIC Insured
       6.000%, 05/15/05                        1,650        1,819
     Los Angeles, Department of Airports,
       Ser A, RB, FGIC Insured
       Callable 05/15/05 @ 101
       5.500%, 05/15/08                        1,000        1,072
     Los Angeles, Department of Airports,
       Ser B, RB, FGIC Insured
       6.500%, 05/15/04                        3,340        3,661
     Los Angeles, Department of Water &
       Power, Ser A-A-1, RB, MBIA Insured
       5.250%, 07/01/10                        1,000        1,100
       5.250%, 07/01/11                        1,600        1,756
     Los Angeles, Ser A, GO, FGIC Insured
       5.250%, 09/01/09                          500          551
       5.250%, 09/01/10                          350          385
     Los Angeles, Ser A, GO, MBIA Insured
       5.500%, 09/01/04                          700          760
     Los Angeles, Unified School District,
       Ser A, GO, FGIC Insured
       6.000%, 07/01/07                        1,300        1,472
       6.000%, 07/01/10                          800          920
       6.000%, 07/01/11                        1,110        1,278
--------------------------------------------------------------------------------
Description                                Par (000)   Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - (CONTINUED)
     Los Angeles, Unified School District,
       Ser D, GO, FGIC Insured
       Callable 07/01/10 @ 100
       5.500%, 07/01/13                       $2,000     $  2,190
     Los Angeles, Waste Water Systems,
       Ser B, RB, FGIC Insured
       5.250%, 06/01/07                        1,000        1,096
     Los Angeles, Waste Water Systems,
       Ser C, RB, MBIA Insured
       5.375%, 06/01/12                        1,145        1,268
     Los Gatos-Saratoga, Joint Unified High
       School, Election of 1998 Project,
       Ser B, GO Callable 12/01/10 @ 101
       4.750%, 12/01/13                          365          380
       4.600%, 12/01/12                          875          910
     Menlo Park, Community Development
       Agency, Las Pulgas Community
       Development Project, TA, AMBAC
       Insured Callable 06/01/10 @ 102
       4.650%, 06/01/11                          520          546
     Merced County, Construction &
       Equipment Project, CSAC Lease, COP,
       FSA Insured Callable 10/01/02 @ 101
       6.000%, 10/01/05                          610          632
     Merced County, Construction &
       Equipment Project, CSAC Lease, ETM,
       COP, FSA Insured
       Callable 10/01/02 @ 101
       6.000%, 10/01/05                          640          666
     Metropolitan, Water District of Southern
       California, Ser A, RB
       5.250%, 07/01/11                        1,000        1,098
     Metropolitan, Water District of Southern
       California, Ser A, RB
       Callable 07/01/11 @ 101
       5.375%, 07/01/12                        2,000        2,213
     Metropolitan, Water District of Southern
       California, Ser B, RB, MBIA Insured
       Callable 07/01/06 @ 102
       5.250%, 07/01/07                        1,820        2,002
     Metropolitan, Water District of Southern
       California, Ser C, RB
       Callable 01/01/07 @ 102
       6.000%, 07/01/07                        1,900        2,154
     Metropolitan, Water District of Southern
       California, Waterworks Project,
       Ser B, GO
       4.000%, 03/01/11                        1,000        1,003

The accompanying notes are an integral part of the financial statements.

46  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                Par (000)   Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - (CONTINUED)
     Milpitas, Redevelopment Agency,
       Redevelopment Project, Area No. 1,
       TA, MBIA Insured
       4.600%, 01/15/06                       $1,040     $  1,105
     Mojave, Water Agency, Supplemental
       Water Entitlement, COP, MBIA Insured
       Callable 09/01/07 @ 102
       5.100%, 09/01/08                          500          548
     Mountain View, Los Altos High School
       District, Ser B, GO
       Callable 05/01/07 @ 102
       5.650%, 05/01/12                          585          640
       5.350%, 05/01/09                          755          826
       5.250%, 05/01/08                          500          550
     Mountain View, Shoreline Regional Park
       Community, Ser A, TA, MBIA Insured
       Callable 08/01/06 @ 102
       5.600%, 08/01/10                          500          548
       5.400%, 08/01/08                          700          770
     Oak Park, Unified School District, GO,
       MBIA Insured
       5.250%, 05/01/08                        1,250        1,375
     Orange County, Local Transportation
       Authority, Measure M, First Senior, RB
       6.000%, 02/15/07                        2,040        2,287
     Orange County, Local Transportation
       Authority, Measure M, Second Senior,
       RB, FGIC Insured
       6.000%, 02/15/07                        2,345        2,629
       5.800%, 02/15/05                        1,000        1,094
     Orange County, Local Transportation
       Authority, Measure M, Second Senior,
       Ser A, RB, MBIA Insured
       5.500%, 02/15/08                        3,300        3,655
       5.500%, 02/15/11                          250          277
     Orange County, Municipal Water District,
       Allen-McColloch Pipeline Project,
       COP, MBIA Insured
       5.500%, 07/01/05                        2,000        2,193
     Orange County, Water District, Ser A, COP,
       MBIA Insured Callable 08/15/07 @ 101
       4.875%, 08/15/10                        2,000        2,123
     Port Oakland, Ser D, RB, MBIA Insured
       6.500%, 11/01/03                          500          540
     Redwood City, Elementary School District,
       GO, FGIC Insured
       5.500%, 08/01/10                        1,140        1,275
       5.500%, 08/01/14                          700          780
--------------------------------------------------------------------------------
Description                                Par (000)   Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - (CONTINUED)
     Rialto, Unified School District, Ser A,
       GO, FGIC insured
       5.500%, 06/01/07                        $ 500     $    554
     Riverside County, Transportation
       Commission, Sales Tax Revenue,
       Ser A, RB, AMBAC Insured
       5.750%, 06/01/09                          740          834
     Riverside, Water Authority, RB
       Callable 04/01/02 @ 100.50
       5.750%, 04/01/03                          250          253
     Sacramento, Municipal Utility District,
       Electric, Ser C, ETM, RB, FGIC Insured
       Callable 11/15/02 @ 102
       5.750%, 11/15/08                          570          596
     Sacramento, Municipal Utility District,
       Electric, Ser C, RB, FGIC Insured
       Callable 11/15/02 @ 102
       5.750%, 11/15/08                          380          396
     Sacramento, Municipal Utility District,
       Ser P, RB, FSA Insured
       Callable 08/15/11 @ 100
       5.250%, 08/15/13                        1,000        1,086
     Sacramento, Regional County, Sanitation
       District Financing Authority, GO
       5.000%, 08/01/04                          870          932
     San Bernardino County, Transportation
       Authority, Sales Tax Revenue, Ser A, RB,
       FSA Insured Callable 03/01/08 @ 101
       5.000%, 03/01/09                        1,000        1,081
     San Bernardino County, Transportation
       Authority, Ser A, ETM, RB, FGIC Insured
       Callable 03/01/02 @ 102
       6.000%, 03/01/06                        1,000        1,023
     San Bernardino County, Transportation
       Authority, Ser A, RB, FSA Insured
       5.250%, 03/01/07                        2,000        2,185
     San Bernardino County, Transportation
       Authority, Ser A, RB, MBIA Insured
       6.250%, 03/01/10                        2,000        2,315
       6.000%, 03/01/06                        1,735        1,930
     San Bernardino, Municipal Water
       Department, Sewer Authority,
       COP, FGIC Insured
       4.500%, 02/01/09                        1,025        1,075
     San Bernardino, Municipal Water
       Department, Sewer Authority, COP,
       FGIC Insured Callable 02/01/09 @ 101
       5.000%, 02/01/11                        1,130        1,219

The accompanying notes are an integral part of the financial statements.

                                                        WWW.HIGHMARKFUNDS.COM 47

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                Par (000)   Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - (CONTINUED)
     San Diego County, Regional Transportation
       Commission, Second Senior, Ser A, RB,
       AMBAC Insured
       6.000%, 04/01/06                       $3,000     $  3,345
     San Diego County, Regional Transportation
       Commission, Second Senior, Ser A, RB,
       AMBAC Insured Callable 04/01/06 @ 102
       5.000%, 04/01/08                        1,995        2,152
     San Diego County, Regional Transportation
       Commission, Second Senior, Ser A, RB,
       FGIC Insured
       5.250%, 04/01/06                        2,100        2,302
     San Diego County, Water Authority,
       Ser A, COP
       5.000%, 05/01/04                        2,625        2,789
     San Diego, Metropolitan Transit
       Development Board Authority, Lease, RB
       Callable 09/01/04 @ 102
       5.500%, 09/01/07                          450          484
     San Diego, Public Facilities Financing
       Authority, RB, FGIC Insured
       6.000%, 05/15/06                        2,800        3,133
       6.000%, 05/15/07                        2,000        2,255
     San Diego, Water Utility System,
       RB, FGIC Insured
       4.400%, 08/01/08                        1,000        1,055
     San Francisco City & County, Airport
       Commission, International Airport,
       Second Senior, Issue 20, RB, MBIA
       Insured Callable 05/01/08 @ 101
       4.250%, 05/01/09                        1,000        1,031
     San Francisco City & County, Ser A,
       RB, FSA Insured
       5.000%, 11/01/10                        1,000        1,085
     5.000%, 11/01/11                          1,500        1,620
     San Francisco, Bay Area Rapid Transit
       District, RB, AMBAC Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/14                        1,000        1,071
     San Francisco, Bay Area Rapid Transit, RB
       5.500%, 07/01/05                        3,075        3,363
     San Francisco, New Public Housing
       Authority, RB Callable 08/01/02 @ 101
       5.000%, 08/01/03                          350          359
     San Joaquin County, Capital Facilities
       Project, COP, MBIA Insured
       4.800%, 11/15/07                        1,000        1,081
       4.625%, 11/15/05                        1,035        1,113
--------------------------------------------------------------------------------
Description                                Par (000)   Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - (CONTINUED)
     San Jose, Financing Authority, Convention
       Center Project, Ser F, RB, MBIA Insured
       4.250%, 09/01/11                       $1,765     $  1,800
     San Jose, Libraries & Parks Project, GO
       4.750%, 09/01/09                        1,000        1,069
     San Jose, Redevelopment Agency, Merged
       Area Redevelopment Project, TA,
       AMBAC Insured Callable 08/01/08 @ 102
       5.000%, 08/01/09                        1,500        1,631
     San Jose, Redevelopment Agency, Merged
       Area Redevelopment Project, TA,
       MBIA Insured
       6.000%, 08/01/06                        1,300        1,461
       6.000%, 08/01/07                        1,800        2,036
       6.000%, 08/01/08                        2,100        2,397
       6.000%, 08/01/09                        1,500        1,714
       6.000%, 08/01/10                        1,000        1,151
     San Jose, Unified School District,
       Ser B, GO,
       MBIA Insured Callable 08/01/08 @ 102
       4.000%, 08/01/09                          800          816
     San Juan, Unified School District,
       GO, FSA Insured
       5.250%, 08/01/08                          500          552
       5.250%, 08/01/10                        1,150        1,266
     San Luis, Obispo County Financing
       Authority, Lopez Dam Improvement,
       Ser A,  RB, MBIA Insured
       Callable 08/01/10 @ 100
       4.600%, 08/01/11                          470          490
     San Mateo County, Transit District,
       Ser A, RB, MBIA Insured
       5.250%, 06/01/16                        2,000        2,143
     San Mateo, Unified High School
       District, Election of 2000,
       Ser A, GO, FGIC
       Insured Callable 09/01/11 @ 100
       5.375%, 09/01/13                        2,195        2,406
     Santa Ana, Community Redevelopment
       Agency, Mainplace Project,
       Ser E, ETM, RB
       6.400%, 12/15/10                          645          719
     Santa Barbara County, Local
       Transportation Authority,
       Sales Tax, RB, FGIC Insured
       Callable 4/01/04 @ 101
       5.000%, 04/01/07                        1,000        1,048
     Santa Clara County, Financing Authority,
       Ser A, RB, AMBAC Insured
       4.600%, 11/15/06                        1,350        1,450

The accompanying notes are an integral part of the financial statements.

48  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                Par (000)   Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - (CONTINUED)
     Santa Cruz County, Public Financing
       Authority, Ser A, TA, MBIA Insured
       Callable 09/01/03 @ 102
       5.100%, 09/01/05                       $  500     $    532
     Santa Maria, Unified High School District,
       Ser A, GO, FSA Insured
       5.500%, 08/01/15                          510          564
     South Orange County, Public Financing
       Authority, Foothill Area, Ser C, RB,
       FGIC Insured
       7.500%, 08/15/07                        1,000        1,205
     South Placer, Waste Water Authority,
       Ser A , RB, FGIC Insured
       4.500%, 11/01/10                        1,000        1,048
     Southern California, Public Power
       Authority, Ser B, RB, AMBAC
       Insured Callable 07/01/02 @ 102
       5.900%, 07/01/04                        1,000        1,037
     Tulare County, Capital Improvement
       Project, Ser A, COP, MBIA Insured
       5.375%, 02/15/06                          500          546
       5.250%, 02/15/05                        1,000        1,079
     Turlock, Irrigation District, Ser A,
       RB, MBIA Insured
       6.000%, 01/01/07                        1,000        1,119
       6.000%, 01/01/08                        1,425        1,608
     University of California, UCLA Center,
       Chiller/Cogen Project, COP
       Callable 11/01/03 @ 102
       5.000%, 11/01/04                        1,000        1,071
     Upland, Community Redevelopment
       Agency, Merged Project,
       Ser A, TA,
       AMBAC Insured Callable
       09/01/08 @ 102
       4.200%, 09/01/09                          860          888
     West Basin, Municipal Water District,
       1992 Project, Ser A, COP, AMBAC
       Insured Callable 08/01/07 @ 101
       5.000%, 08/01/08                          425          461
     West Hollywood, COP, MBIA Insured
       Callable 02/01/08 @ 102
       4.550%, 02/01/09                          665          700
     Wiseburn, School District, Ser A, GO,
       FGIC Insured Callable 08/01/10 @ 100
       4.900%, 08/01/15                          500          512
       4.500%, 08/01/11                          330          342
                                                         --------
     TOTAL CALIFORNIA MUNICIPAL BONDS
       (Cost $195,495)                                    206,158
                                                         --------
--------------------------------------------------------------------------------
Description                                   Shares  Value (000)
--------------------------------------------------------------------------------

   REGULATED INVESTMENT COMPANIES - 1.9%
     Provident California Tax Free
       Money Market                        4,144,644     $  4,145
                                                         --------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $4,145)                                        4,145
                                                         --------
   TOTAL INVESTMENTS - 98.2%
     (Cost $199,640)                                      210,303
                                                         --------
   OTHER ASSETS AND LIABILITIES, NET - 1.8%                 3,827
                                                         --------
   NET ASSETS:
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 12,038,161 outstanding shares
       of beneficial interest                             115,270
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 8,147,063 outstanding shares
       of beneficial interest                              82,114
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 551,909 outstanding shares
       of beneficial interest                               5,641
     Undistributed net investment income                      215
     Accumulated net realized gain on investments             227
     Net unrealized appreciation on investments            10,663
                                                         --------
   TOTAL NET ASSETS - 100.0%                             $214,130
                                                         ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES                    $10.34
                                                         ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES                      $10.30
                                                         ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($10.30 / 96.75%)                      $10.65
                                                         ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (B)                  $10.31
                                                         ========

--------------------------------------------------------------------------------
(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
AMBAC -- AMERICAN MUNICIPAL BONDS ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
CSAC -- CALIFORNIA STATE ASSOCIATION OF COUNTIES
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

The accompanying notes are an integral part of the financial statements.

                                                       WWW.HIGHMARKFUNDS.COM 49

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NETASSETS
JANUARY 31, 2002 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------------------------

   U.S. TREASURY OBLIGATIONS - 9.5%
     U.S. Treasury Bonds (A)
       10.375%, 11/15/12              $ 3,000     $  3,839
        8.750%, 08/15/20                4,935        6,669
        8.125%, 08/15/19               12,500       15,901
        7.250%, 05/15/16               16,100       18,766
        7.250%, 08/15/22                1,500        1,782
        7.125%, 02/15/23                4,000        4,697
                                                  --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $47,054)                               51,654
                                                  --------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.1%
     FNMA (A)
        7.125%, 02/15/05                9,650       10,495
        6.375%, 06/15/09               11,000       11,638
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $20,323)                               22,133
                                                  --------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 32.0%
     FHLMC CMO REMIC, Ser 1666, Cl J
        6.250%, 01/15/24                2,000        2,036
     FNMA
        8.500%, 05/01/25                  237          256
        8.000%, 08/01/24                   35           37
        8.000%, 09/01/24                   12           13
        8.000%, 10/01/24                   44           46
        8.000%, 07/01/26                  384          409
        7.500%, 12/01/26                4,181        4,379
        7.000%, 12/01/10               12,700       13,296
        7.000%, 05/01/30                2,806        2,875
        6.500%, 12/01/07                  791          820
        6.500%, 03/01/24                  724          735
        6.500%, 01/01/26                  687          697
        6.500%, 05/01/26                  529          537
        6.500%, 01/01/28                  634          641
        6.500%, 02/01/28                  821          830
        6.500%, 03/01/28                1,123        1,136
        6.500%, 04/01/28                3,668        3,706
        6.500%, 01/01/29               10,399       10,506
        6.500%, 06/01/29               14,642       14,784
        6.500%, 07/01/29                6,648        6,713
        6.500%, 08/01/29                3,985        4,023
        6.500%, 05/01/30               10,299       10,398
        6.000%, 05/01/09                  359          369
        6.000%, 09/01/10                  821          845
        6.000%, 05/01/11                1,219        1,245
--------------------------------------------------------------------------------
Description                         Par (000)  Value (000)
--------------------------------------------------------------------------------

   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
     FNMA -- (continued)
        6.000%, 01/01/12              $   843     $    861
        6.000%, 03/01/13                1,925        1,961
        6.000%, 10/01/16                9,626        9,719
        6.000%, 12/01/27                1,376        1,364
        6.000%, 07/01/28                6,476        6,415
        6.000%, 08/01/28                  796          788
        6.000%, 10/01/28                3,549        3,516
        6.000%, 12/01/28               25,677       25,436
        5.500%, 01/01/17                3,000        2,968
        5.500%, 02/01/17                2,000        1,978
     FNMA CMO REMIC, Ser 1993-137, Cl C
        6.200%, 09/25/02                  906          913
     FNMA CMO REMIC, Ser 1993-140, Cl H
        6.500%, 03/25/13                1,500        1,570
     GNMA
        8.000%, 04/15/17                  125          135
        8.000%, 05/15/17                   45           49
        8.000%, 11/15/26                4,399        4,687
        7.500%, 01/15/24                  545          573
        7.500%, 02/15/24                  469          495
        7.500%, 09/15/25                  224          235
        7.500%, 02/15/27                  333          350
        7.500%, 06/15/27                  180          189
        7.500%, 07/15/27                  759          797
        7.500%, 08/15/27                  484          509
        7.000%, 01/15/24                  326          337
        7.000%, 04/15/24                  607          628
        6.500%, 06/15/23                1,241        1,262
        6.500%, 12/15/23                  731          743
        6.500%, 01/15/24                  243          247
        6.500%, 02/15/24                  531          540
        6.500%, 10/15/25                  570          579
        6.500%, 04/15/26                1,124        1,140
        6.500%, 01/15/29                3,928        3,970
        6.500%, 05/15/29               11,711       11,836
        6.500%, 06/15/29                  415          420
        6.500%, 11/15/29                  444          449
        6.000%, 07/15/28                1,491        1,475
        6.000%, 08/15/28                  847          838
        6.000%, 09/15/28                3,730        3,691
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY
       MORTGAGE-BACKED OBLIGATIONS
       (Cost $170,098)                             174,995
                                                  --------

The accompanying notes are an integral part of the financial statements.

50  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------

   CORPORATE OBLIGATIONS - 49.9%
   CONSUMER DISCRETION - 9.7%
     Continental Cablevision
       9.500%, 08/01/13               $ 4,000     $  4,510
     E.W. Scripps
       6.375%, 10/15/02                 4,000        4,080
     General Motors
       8.950%, 07/02/09                 3,061        3,368
     Hertz
       6.625%, 05/15/08                 8,600        8,073
     JC Penney
       6.000%, 05/01/06                 1,230        1,116
     Kmart (E)
       8.375%, 12/01/04                 9,000        3,915
     Safeway
       7.500%, 09/15/09                 1,425        1,546
     Sears Roebuck
       7.000%, 06/15/07                 6,500        6,736
     Staples
       7.125%, 08/15/07                 2,500        2,547
     TCI Communications
       6.875%, 02/15/06                 4,000        4,140
     Time Warner
       7.480%, 01/15/08                 6,500        6,939
     Walt Disney, MTN
       5.620%, 12/01/08                 6,455        6,277
                                                  --------
                                                    53,247
                                                  --------
   CONSUMER STAPLES - 0.2%
     Philip Morris
       7.750%, 01/15/27                 1,000        1,061
                                                  --------
   ENERGY - 0.6%
     Coastal
       9.625%, 05/15/12                 1,000        1,140
     Phillips Petroleum
       7.125%, 03/15/28                 2,000        1,902
                                                  --------
                                                     3,042
                                                  --------
   FINANCIALS - 22.0%
     Associates of N.A.
       6.000%, 04/15/03                 8,000        8,280
     Chase Manhattan
       5.750%, 04/15/04                 6,000        6,225
     Citicorp
       6.750%, 08/15/05                 4,075        4,304
     Conseco
       9.000%, 10/15/06                 4,000        2,400
     Credit Suisse First Boston (B)(C)
       2.015%, 09/09/02                 5,000        5,000
--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------

   CORPORATE OBLIGATIONS - (CONTINUED)
   FINANCIALS - (CONTINUED)
     EOP Operating
       6.800%, 01/15/09               $ 4,979     $  5,085
     FleetBoston Financial
       8.375%, 12/15/02                 3,750        3,928
     Ford Motor Credit
       6.500%, 02/28/02                 7,000        7,018
     GE Global Insurance
       7.750%, 06/15/30                 5,000        5,672
     Golden West Financial
       6.700%, 07/01/02                 5,500        5,589
     HSBC Americas
       6.625%, 03/01/09                 4,000        4,105
     John Hancock Financial Services
       5.625%, 12/01/08                 3,000        2,964
     Korea Development Bank
       7.125%, 04/22/04                10,000       10,600
     Lehman Brothers Holdings
       8.750%, 05/15/02                 4,000        4,065
     Mellon Bank
       7.000%, 03/15/06                 1,500        1,592
     Mercantile Bancorp
       7.050%, 06/15/04                 4,000        4,245
     Morgan Stanley Dean Witter
       6.750%, 04/15/11                 5,000        5,146
       6.125%, 10/01/03                 4,300        4,499
     Pemex Project
       9.125%, 10/13/10                 4,500        4,770
     Popular
       6.750%, 12/15/05                 2,000        2,030
     Travelers Group
       7.300%, 05/15/02                 5,000        5,069
     U.S. Bancorp
       6.875%, 09/15/07                 7,500        7,856
     Washington Mutual Bank (B)(C)
       1.950%, 01/10/03                10,000        9,997
                                                  --------
                                                   120,439
                                                  --------
   FOREIGN GOVERNMENTS - 0.2%
     Hydro Quebec, Ser IO
       8.050%, 07/07/24                 1,125        1,328
                                                  --------
   INDUSTRIALS - 6.0%
     Caterpillar Tractor
       6.000%, 05/01/07                 4,360        4,480
     Continental Airlines
       6.748%, 03/15/17                 2,214        1,969
     Lockheed Martin
       7.700%, 06/15/08                 1,500        1,637

The accompanying notes are an integral part of the financial statements.


                                                       WWW.HIGHMARKFUNDS.COM 51

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

BOND FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
-------------------------------------------------------------------------------

   CORPORATE OBLIGATIONS - (CONTINUED)
   INDUSTRIALS - (CONTINUED)
     McDonnell Douglas
       6.875%, 11/01/06               $ 4,000     $  4,195
     Raytheon
       6.150%, 11/01/08                 4,500        4,478
     Tyco International
       7.200%, 10/15/08                 9,000        9,056
     Waste Management
       7.000%, 10/15/06                 6,800        7,005
                                                  --------
                                                    32,820
                                                  --------
   INFORMATION TECHNOLOGY - 0.9%
     IBM
       6.500%, 01/15/28                 5,000        4,981
                                                  --------
   MATERIALS - 1.1%
     Georgia-Pacific
       9.875%, 11/01/21                 5,000        4,659
     Potash
       7.125%, 06/15/07                 1,500        1,564
                                                  --------
                                                     6,223
                                                  --------
   TELECOMMUNICATION - 3.0%
     Bell Atlantic of Maryland
       8.000%, 10/15/29                 2,980        3,364
     Motorola
       6.750%, 02/01/06                 2,400        2,382
     New England Telephone & Telegraph
       7.875%, 11/15/29                 5,625        6,342
     Qwest Communications, Ser B
       7.500%, 11/01/08                 4,000        4,070
                                                  --------
                                                    16,158
                                                  --------
   UTILITIES - 6.2%
     Arkansas Electric Cooperative
       7.330%, 06/30/08                 1,853        1,950
     Baltimore Gas & Electric,
       MTN, Ser G
       5.780%, 10/01/08                 4,000        3,890
     Cleveland Electric, Ser B
       7.670%, 07/01/04                 5,900        6,269
     Kinder Morgan
       7.250%, 03/01/28                 4,600        4,497
     Oklahoma Gas & Electric
       6.650%, 07/15/27                 2,500        2,531

--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------

   CORPORATE OBLIGATIONS - (CONTINUED)
   UTILITIES - (CONTINUED)
     Old Dominion Electric, Ser 93-A
       7.480%, 12/01/13               $ 5,550     $  5,656
     Sierra Pacific Resources, Ser B
       6.200%, 04/15/04                 9,000        8,955
                                                  --------
                                                    33,748
                                                  --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $273,518)                             273,047
                                                  --------
   ASSET BACKED SECURITIES - 4.9%
     American Express Master Trust,
       Ser 1998-1, Cl A
       5.900%, 04/15/04                 4,000        4,134
     Citibank Credit Card Master Trust,
       Ser 1998-3, Cl A
       5.800%, 02/07/05                 5,400        5,546
     EQCC Home Equity Loan Trust,
       Ser 1995-2, Cl A4
       7.800%, 12/15/10                   132          133
     EQCC Home Equity Loan Trust,
       Ser 1996-3, Cl A6
       7.400%, 12/15/19                 4,213        4,362
     GE Capital Mortgage Service,
       Ser 1994-1, Cl A6
       6.500%, 01/25/24                    38           38
     Green Tree Financial,
       Ser 1995-9, Cl A5
       6.800%, 12/15/25                 3,808        3,924
     MBNA Master Credit Card Trust,
       Ser 2000-L, Cl A
       6.500%, 04/15/10                 7,000        7,397
     Residential Funding Mortgage,
       Ser 1992-S36, Cl A4
       6.750%, 11/25/07                 1,120        1,143
                                                  --------
     TOTAL ASSET BACKED SECURITIES
       (Cost $25,716)                               26,677
                                                  --------
   COMMERCIAL PAPER - 9.3%
     Kaiser Foundation Hospital (B)
       2.120%, 02/01/02                20,000       19,999
     Olgethorpe Power (B)
       2.100%, 02/01/02                21,002       21,001
     Plantation Pipe Line (B)
       2.122%, 02/05/02                10,000        9,992
                                                  --------
     TOTAL COMMERICAL PAPER
       (Cost $50,992)                               50,992
                                                  --------

The accompanying notes are an integral part of the financial statements.


52  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------------------------

   REPURCHASE AGREEMENTS - 2.5%
     JP Morgan Chase
       1.830%, dated 01/31/02, matures
       02/01/02, repurchase price
       $6,210,877 (collateralized by a
       U.S. Treasury  obligation, par
       value $6,365,000,  0.000%,
       05/15/02, total market value
       $6,337,185)                     $6,211     $  6,211
     Lehman Brothers, Inc.
       1.935%, dated 01/31/02, matures
       02/01/02, repurchase price
       $7,430,571 (collateralized by
       various corporate obligations,
       par value $7,842,374, 6.750%-
       6.945%, 05/15/09-09/25/31,
       total market value
       $7,800,159)(B)                   7,430        7,430
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $13,641)                               13,641
                                                  --------
   TOTAL INVESTMENTS - 112.2%
     (Cost $601,342)                               613,139
                                                  --------
     PAYABLE UPON RETURN OF SECURITIES
        LOANED -- (13.5)% (73,419)
     OTHER ASSETS AND LIABILITIES -- 1.3%            6,986
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET - (12.2)%     (66,433)
                                                  --------
--------------------------------------------------------------------------------
Description                                          Value
--------------------------------------------------------------------------------
   NET ASSETS:
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 48,423,125 outstanding shares
       of beneficial interest                      515,727
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 1,810,934 outstanding shares
       of beneficial interest                       19,832
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 470,233 outstanding shares
       of beneficial interest                        5,061
     Undistributed net investment income               693
     Accumulated net realized loss on investments   (6,404)
     Net unrealized appreciation on investments     11,797
                                                  --------
   TOTAL NET ASSETS - 100.0%                      $546,706
                                                  ========
-------------------------------------------------------------------------------
Description                                          Value
-------------------------------------------------------------------------------

NET ASSETS: (CONTINUED)
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES             $10.79
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES               $10.68
                                                  ========
     MAXIMUM OFFERING PRICE PER SHARE -
       CLASS A SHARES ($10.68 / 96.75%)             $11.04
                                                  ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)           $10.65
                                                  ========

--------------------------------------------------------------------------------
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2002 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2002 WAS $71,995,855.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
    LENDING.
(C) FLOATING RATE SECURITY.
(D) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
(E) SECURITY IN DEFAULT OF INTEREST PAYMENTS.
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
N.A. -- NORTH AMERICA
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

                                                      WWW.HIGHMARKFUNDS.COM 53

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
------------------------------------------------------------------------------

   U.S. TREASURY BILLS* - 96.3%
     U.S. Treasury Bills*
        3.087%, 02/14/02             $123,099    $  122,965
        2.141%, 02/21/02              189,917       189,696
        2.860%, 02/28/02              192,686       192,284
        2.060%, 03/07/02              155,574       155,278
        1.699%, 03/14/02               27,747        27,694
        2.100%, 03/21/02              104,705       104,418
        2.421%, 03/28/02               40,000        39,856
        1.703%, 04/04/02               85,426        85,180
        1.698%, 04/11/02              100,000        99,680
        1.695%, 04/18/02               61,755        61,538
        1.705%, 04/25/02               35,226        35,090
        1.999%, 05/16/02              128,375       127,651
        1.902%, 05/30/02              100,000        99,390
        1.860%, 06/06/02               50,000        49,684
        1.862%, 06/20/02               50,000        49,649
        1.880%, 06/27/02              100,000        99,255
                                                 ----------
     TOTAL U.S. TREASURY BILLS*
       (Cost $1,539,308)                          1,539,308
                                                 ----------
   U.S. TREASURY NOTE - 3.8%
     U.S. Treasury Note,
     Called 02/15/02
        7.625%, 02/15/07               60,000        60,120
                                                 ----------
     TOTAL U.S. TREASURY NOTES
       (Cost $60,120)                                60,120
                                                 ----------
   TOTAL INVESTMENTS - 100.1%
     (Cost $1,599,428)                            1,599,428
                                                 ----------
   OTHER ASSETS AND LIABILITIES, NET - (0.1)%          (942)
                                                 ----------
-------------------------------------------------------------------------------
Description                                     Value (000)
-------------------------------------------------------------------------------

   NET ASSETS:
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 539,377,379 outstanding shares
       of beneficial interest                    $ 539,378
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 248,859,423 outstanding shares
       of beneficial interest                      249,859
     Paid-in-Capital of Class S Shares
       (unlimited authorized - no par value)
       based on 809,101,927 outstanding shares
       of beneficial interest                      809,102
     Undistributed net investment income               128
     Accumulated net realized gain
       on investments                                   19
                                                ----------
   TOTAL NET ASSETS - 100.0%                    $1,598,486
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES              $1.00
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES                $1.00
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES                $1.00
                                                ==========

--------------------------------------------------------------------------------
* REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE

The accompanying notes are an integral part of the financial statements.

54  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

-------------------------------------------------------------------------------
Description                        Par (000)    Value (000)
-------------------------------------------------------------------------------

   COMMERCIAL PAPER-DISCOUNTED* - 6.3%
   EDUCATION - 6.3%
     Nebhelp Inc., LOC SLMA* (B) (C)
       1.642%, 02/14/02               $14,923     $ 14,914
       1.642%, 02/15/02                27,163       27,146
                                                  --------
     TOTAL COMMERCIAL PAPER-DISCOUNTED*
       (Cost $42,060)                               42,060
                                                  --------
   U.S. GOVERNMENT AGENCY OBLIGATIONS-DISCOUNTED* - 25.3%
     FHLB
       3.394%, 02/08/02                15,000       14,990
     FHLMC
       4.110%, 02/28/02                20,000       19,940
       1.684%, 03/05/02                30,000       29,955
     3.771%, 04/25/02                  20,000       19,831
       1.853%, 08/16/02                20,000       19,801
     FNMA
       2.455%, 02/22/02                13,750       13,731
       4.036%, 04/05/02                10,000        9,932
       1.755%, 06/13/02                10,000        9,936
     SLMA
       3.799%, 06/14/02                20,000       19,730
       1.777%, 07/01/02                10,000        9,927
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY
       OBLIGATIONS-DISCOUNTED*
       (Cost $167,773)                             167,773
                                                  --------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.4%
     FFCB (A)
       1.680%, 08/15/02                25,000       24,997
     FHLB (A)
       1.740%, 02/15/02                20,000       20,000
       1.650%, 02/15/02                20,000       20,000
       1.889%, 02/05/03                25,000       25,000
       1.770%, 03/12/03                25,000       24,984
       1.705%, 03/14/03                20,000       19,990
       1.621%, 03/24/03                25,000       24,986
     FHLB, Callable 06/27/02
       2.430%, 12/27/02                25,000       25,000
     FHLMC
       6.780%, 04/10/02                 6,100        6,129
     FNMA
       5.375%, 03/15/02                12,000       12,021
       6.750%, 08/15/02                17,450       17,875
       5.000%, 02/14/03                15,000       15,390
--------------------------------------------------------------------------------
Description                        Par (000)    Value (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - (CONTINUED)
     FNMA (A)
       1.790%, 06/18/02               $35,000     $ 35,000
       1.746%, 12/05/02                25,000       24,994
       1.788%, 02/26/03                25,000       24,991
       1.710%, 06/09/03                10,000        9,994
     SLMA
       3.760%, 07/16/02                10,000       10,000
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $341,351)                             341,351
                                                  --------
   REPURCHASE AGREEMENTS - 20.7%
     Barclays Capital, Inc.
       1.860%, dated 01/31/02, matures
       02/01/02, repurchase price
       $13,710,040 (collateralized by
       a government obligation,
       par value $13,455,000, 6.000%,
       05/15/11,  total market value
        $13,984,124)                   13,709       13,709
     Deutsche Bank Securities, Inc.
       1.860%, dated 01/31/02, matures
       02/01/02, repurchase price
       $16,001,631 (collateralized by
       a government obligation, par
       value $16,386,000, 0.000%,
       04/24/02, total market value
       $16,321,439)                    16,001       16,001
     JP Morgan Securities, Inc.
       1.860%, dated 01/31/02, matures
       02/01/02, repurchase price
       $83,597,787 (collateralized
       by various government
       obligations, par value
       $85,326,000, 0.000%,
       02/14/02-02/15/02, total
       market value $85,266,272)       83,593       83,593
     UBS Warburg, LLC.
       1.860%, dated 01/31/02, matures
       02/01/02, repurchase price
       $24,508,858 (collateralized
       by various government
       obligations, par value
       $41,031,000, 0.000%,
       04/15/02-10/15/29, total
       market value $24,998,729)       24,508       24,508
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $137,811)                             137,811
                                                  --------
   TOTAL INVESTMENTS - 103.7%
     (Cost $688,995)                               688,995
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET - (3.7)%      (24,386)
                                                  --------

The accompanying notes are an integral part of the financial statements.

                                                       WWW.HIGHMARKFUNDS.COM 55

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

-------------------------------------------------------------------------------
Description                                     Value (000)
-------------------------------------------------------------------------------

   NET ASSETS:
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 494,415,259 outstanding shares
       of beneficial interest                     $494,415
     Paid-in-Capital of Class A Shares
      (unlimited authorized - no par value)
       based on 50,356,370 outstanding shares
       of beneficial interest                       50,356
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 1,539,875 outstanding shares
       of beneficial interest                        1,540
     Paid-in-Capital of Class S Shares
       (unlimited authorized - no par value)
       based on 118,339,388 outstanding shares
       of beneficial interest                      118,340
     Distributions in excess of net
          investment income                             (4)
     Accumulated net realized loss
          on investments                               (38)
                                                  --------
   TOTAL NET ASSETS - 100.0%                      $664,609
                                                  ========
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE - FIDUCIARY SHARES            $1.00
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES                $1.00
                                                  ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)            $1.00
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES                $1.00
                                                  ========

--------------------------------------------------------------------------------
* REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2002.
(B) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
(C) SECURITY CONSIDERED ILLIQUID. TOTAL MARKET VALUE OF ILLIQUID SECURITIES IS $42,059,838 AND REPRESENTS 6.3% OF NET ASSETS AS OF JANUARY 31, 2002.
(D) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
LOC -- LETTER OF CREDIT
SLMA -- STUDENT LOAN MARKETING ASSOCIATION

The accompanying notes are an integral part of the financial statements.

56  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------

   CERTIFICATES OF DEPOSIT - DOMESTIC - 4.6%
     Allfirst Bank (A)
       1.716%, 10/18/02              $ 50,000   $   50,000
     Citibank N.A.
       1.750%, 03/18/02                50,000       50,000
     Comerica Bank
       4.005%, 08/16/02                70,000       70,135
     National Bank Commerce (A)
       1.730%, 01/24/03                50,000       49,990
                                                ----------
     TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
       (Cost $220,125)                             220,125
                                                ----------
   CERTIFICATES OF DEPOSIT - YANKEE - 23.2%
     Abbey National Treasury Services,
       PLC (New York)
       2.050%, 02/07/02                50,000       50,001
     Bayerishe Hypo-Und Vereinsbank
       A.G.
       (New York)
       2.080%, 02/06/02               100,000      100,000
       2.040%, 06/10/02                50,000       50,000
       1.850%, 07/31/02                25,000       25,000
     Canadian Imperial Bank of
       Commerce
       (New York)
       1.830%, 07/31/02                50,000       50,000
       1.700%, 07/31/02                50,000       49,980
       3.595%, 09/23/02                50,000       50,515
     Commerzbank A.G. (New York)
       3.400%, 09/11/02                50,000       50,268
     Credit Agricole Indosuez
       (New York)
       3.610%, 08/19/02                50,000       49,996
     Danske Bank A.S. (New York)
       1.680%, 07/17/02                50,000       50,000
     Deutsche Bank A.G. (New York)
       2.030%, 02/04/02                50,000       50,000
       4.360%, 05/01/02                50,000       50,000
     Dexia Bank (New York)
       3.425%, 03/05/02                70,000       70,084
       1.900%, 06/03/02                30,000       29,987
     Landesbank Hessen-Thuringen
       Girozentrale
       (New York)
       1.850%, 07/11/02                50,000       50,000
     Natexis Banques Populares
       (New York)
       1.850%, 02/19/02                50,000       50,000
       3.430%, 02/25/02                50,000       50,000
       2.230%, 02/25/02                50,000       50,000
       1.800%, 06/10/02                40,000       40,000
--------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------------------------

   CERTIFICATES OF DEPOSIT - YANKEE - (CONTINUED)
     UBS A.G. (Stamford)
       4.370%, 05/02/02              $ 50,000   $   50,000
     Westdeutsche Landesbank
       Girozentrale
       (New York)
       3.480%, 02/21/02                50,000       50,000
       2.300%, 04/17/02                50,000       50,000
                                                ----------
     TOTAL CERTIFICATES OF DEPOSIT - YANKEE
       (Cost $1,115,831)                         1,115,831
                                                ----------
   EURODOLLAR CERTIFICATES OF DEPOSIT - 1.4%
     Bayerische Hypo-Und Vereinsbank
       (London)
       2.310%, 02/12/02                66,000       66,001
                                                ----------
     TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
       (Cost $66,001)                               66,001
                                                ----------
   BANK NOTES - 8.3%
     American Express Centurion
       Bank (A)
       1.810%, 12/12/02               100,000      100,000
     Harris Trust & Savings Bank
       (Chicago)
       4.245%, 04/23/02                50,000       49,998
     Keybank N.A. (A)
       1.795%, 02/11/02                50,000       50,000
       1.790%, 03/19/02                50,000       49,998
       1.785%, 03/27/02                50,000       49,991
       1.836%, 11/07/02                50,000       49,993
     National City Bank of
       Cleveland (A)
       1.800%, 08/16/02                50,000       49,995
                                                ----------
     TOTAL BANK NOTES
       (Cost $399,975)                             399,975
                                                ----------
   COMMERCIAL PAPER - DISCOUNTED* - 38.1%
   ASSET-BACKED SECURITY - AUTOMOTIVE - 3.2%
     Giro Balanced Funding Corp. (B)
       1.802%, 02/13/02                43,143       43,117
       1.859%, 06/07/02                64,204       63,790
       1.692%, 06/14/02                48,125       47,826
                                                ----------
                                                   154,733
                                                ----------
   ASSET-BACKED SECURITY - CREDIT CARD - 1.6%
     Montauk Funding Corp. (B)
       2.110%, 02/19/02                75,000       74,921
                                                ----------
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 17.1%
     Amstel Funding Corp. (B)
       1.908%, 05/06/02                50,000       49,753

The accompanying notes are an integral part of the financial statements.

                                                       WWW.HIGHMARKFUNDS.COM 57

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------

   COMMERCIAL PAPER - DISCOUNTED* - (CONTINUED)
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - (CONTINUED)
     Bavaria Universal Funding Corp. (B)
       2.143%, 05/23/02               $20,217   $   20,085
     Concord Minutemen Capital Co.,
       Ser A (B)
       2.129%, 02/08/02                30,000       29,988
       2.858%, 03/12/02                45,637       45,498
     Crown Point Capital Co.,
       Ser A (B)
       2.556%, 03/11/02                32,840       32,752
     1.858%, 04/23/02                 100,000       99,584
     Galaxy Funding Inc. (B)
       1.806%, 03/28/02                50,000       49,863
     Holdenby Capital Co. LLC (B)
       2.121%, 02/05/02                30,525       30,518
       1.745%, 02/13/02                59,065       59,031
       1.828%, 03/12/02                50,017       49,918
       1.807%, 04/18/02                23,909       23,818
       1.867%, 07/23/02                36,095       35,776
     Ivory Funding Corp. (B)
       2.010%, 02/01/02                24,492       24,492
       1.807%, 04/22/02                33,080       32,948
       1.858%, 04/25/02               100,000       99,573
     Moriarty LLC (B)
       1.854%, 06/26/02                50,000       49,629
       1.684%, 07/09/02                50,000       49,634
     Stellar Funding Group (B)
       2.304%, 04/02/02                36,532       36,393
                                                ----------
                                                   819,253
                                                ----------
   ASSET-BACKED SECURITY - GOVERNMENT - 2.7%
     Govco Inc. (B)
       2.089%, 02/11/02                82,537       82,489
       1.757%, 04/22/02                50,000       49,806
                                                ----------
                                                   132,295
                                                ----------
   ASSET-BACKED SECURITY - TRADE RECEIVABLES - 3.8%
     Breeds Hill Capital Co., Ser A (B)
       2.000%, 02/01/02                30,000       30,000
       1.772%, 02/08/02                37,062       37,049
       2.090%, 02/14/02                66,480       66,430
       1.712%, 02/19/02                35,465       35,435
       1.898%, 07/22/02                15,146       15,011
                                                ----------
                                                   183,925
                                                ----------
   BANKING - 6.3%
     BNP Canada
       2.199%, 06/28/02                12,701       12,589
     Independence Funding LLC,
       Guarantee Bank of America (B)
       1.818%, 03/13/02                50,000       49,899
     1.799%, 03/22/02                  50,000       49,878
-------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
-------------------------------------------------------------------------------

   COMMERCIAL PAPER - DISCOUNTED* - (CONTINUED)
   BANKING - (CONTINUED)
     ING (US) Funding LLC
       2.024%, 10/22/02              $100,000   $   98,539
     Old Slip Funding Corp.,
       Guarantee
       Bank of New York (B)
       1.802%, 02/01/02                28,549       28,549
       1.812%, 02/06/02                62,462       62,446
                                                ----------
                                                   301,900
                                                ----------
   INSURANCE - 1.0%
     Allianz Finance Corp. (B) (D)
       1.858%, 08/07/02                50,000       49,522
                                                ----------
   MULTIPLE INDUSTRY - 2.1%
     General Electric Capital Corp.
       1.930%, 02/01/02               100,000      100,000
                                                ----------
   PETROLEUM & FUEL PRODUCTS - 0.3%
     Equilon Enterprises LLC
       1.900%, 02/01/02                12,300       12,300
                                                ----------
     TOTAL COMMERCIAL PAPER - DISCOUNTED*
       (Cost $1,828,849)                         1,828,849
                                                ----------

COMMERCIAL PAPER - INTEREST BEARING - 3.1%
   BROKERAGE - 3.1%
     Goldman Sachs Group Inc. (D)
       1.930%, 04/17/02                50,000       50,000
       1.930%, 06/10/02                50,000       50,000
       1.980%, 07/08/02                50,000       50,000
                                                ----------
     TOTAL COMMERCIAL PAPER - INTEREST BEARING
       (Cost $150,000)                             150,000
                                                ----------

CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - 17.4%
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 6.2%
     Beta Finance Inc. (B)
       5.250%, 02/22/02                50,000       50,000
       5.250%, 03/01/02                50,000       50,000
     Liberty Lighthouse U.S. Capital
       Corp. (A) (B)
       1.735%, 01/22/03                50,000       50,000
     Sigma Finance Inc. (A) (B)
       1.910%, 04/10/02                50,000       50,000
       1.855%, 01/16/03                50,000       50,000
       1.978%, 01/28/03                50,000       50,000
                                                ----------
                                                   300,000
                                                ----------

The accompanying notes are an integral part of the financial statements.

58  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------

   CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - (CONTINUED)
   BROKERAGE - 7.1%
     Credit Suisse First Boston Inc. (B)
       4.320%, 06/25/02               $65,000   $   65,140
     Goldman Sachs Group, Inc. (A)
       1.790%, 03/21/02                50,000       50,000
     Merrill Lynch & Co. Inc.
       7.250%, 04/04/02                46,265       46,468
       4.300%, 04/24/02                50,000       50,000
       6.000%, 02/12/03                19,672       20,383
     Merrill Lynch & Co. Inc. (A)
       1.900%, 03/01/02                50,000       50,000
       1.890%, 06/07/02                60,000       60,000
                                                ----------
                                                   341,991
                                                ----------
   CONSUMER GOODS - 1.2%
     Unilever NV (A)
       1.920%, 10/24/02                55,275       55,334
                                                ----------
   FINANCIAL SERVICES - 1.8%
     Associates Corp. of N.A. (A) (C)
       1.910%, 06/15/02                50,000       50,000
     Household Finance Corp. (A)
       2.050%, 03/27/02                35,000       35,005
                                                ----------
                                                    85,005
                                                ----------
   MULTIPLE INDUSTRY - 0.9%
     General Electric Capital Corp.
       6.700%, 10/01/02                42,600       43,880
                                                ----------
   UTILITIES - 0.2%
     Commonwealth Edison Co.,
       AMBAC Insured
       7.375%, 09/15/02                10,000       10,313
                                                ----------
     TOTAL CORPORATE OBLIGATIONS
       (MEDIUM TERM NOTES)
       (Cost $836,523)                             836,523
                                                ----------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.0%
     FNMA, Callable 06/27/02
       2.270%, 12/27/02                47,920       47,911
                                                ----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $47,911)                               47,911
                                                ----------
--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------

   EURODOLLAR TIME DEPOSITS - 1.0%
     Regions Bank
       1.906%, 02/01/02               $50,000   $   50,000
                                                ----------
     TOTAL EURODOLLAR TIME DEPOSITS
       (Cost $50,000)                               50,000
                                                ----------
   REPURCHASE AGREEMENTS - 1.5%
     Deutsche Bank Securities, Inc.
       1.840%, dated 01/31/02, matures
       02/01/02, repurchase price
       $38,935,737 (collateralized
       by various U.S. Treasury
       obligations, total par
       value $65,866,498, 0.000-
       10.750%, 05/15/03-08/15/28,
       total market value
       $39,713,770)                    38,934       38,934
     JP Morgan Securities, Inc.
       1.830%, dated 01/31/02, matures
       02/01/02, repurchase price
       $13,462,824 (collateralized
       by a U.S. Treasury obligation,
       par value $13,795,000,
       0.000%, 05/15/02, total
       market value $13,734,716)       13,462       13,462
     UBS Warburg, LLC.
       1.830%, dated 01/31/02, matures
       02/01/02, repurchase price
       $16,935,399 (collateralized
       by a U.S. Treasury obligation,
       par value $38,105,000, 0.000%,
       11/15/15, total market
       value $17,275,282)              16,934       16,934
                                                ----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $69,330)                               69,330
                                                ----------
   TOTAL INVESTMENTS - 99.6%
     (Cost $4,784,545)                           4,784,545
                                                ----------
   OTHER ASSETS AND LIABILITIES, NET - 0.4%         17,878
                                                ----------

The accompanying notes are an integral part of the financial statements.

                                                       WWW.HIGHMARKFUNDS.COM 59

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

-------------------------------------------------------------------------------
Description                                     Value (000)
-------------------------------------------------------------------------------

   NET ASSETS:
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 2,413,480,750 outstanding shares
       of beneficial interest                   $2,413,481
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 808,786,268 outstanding shares
       of beneficial interest                      808,787
     Paid-in-Capital of Class S Shares
       (unlimited authorized - no par value)
       based on 1,580,158,639 outstanding
       shares of beneficial interest             1,580,159
     Undistributed net investment income               121
     Accumulated net realized loss
       on investments                                 (125)
                                                ----------
   TOTAL NET ASSETS - 100.0%                    $4,802,423
                                                ==========

     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE - FIDUCIARY SHARES            $1.00
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES                $1.00
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES                $1.00
                                                ==========

-------------------------------------------------------------------------------
* REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2002.
(B) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
(C) PUTTABLE SECURITY -- MATURITY DATE REFLECTS THE NEXT PUT DATE.
(D) SECURITY CONSIDERED ILLIQUID. TOTAL MARKET VALUE OF ILLIQUID SECURITIES IS $199,522,111 AND REPRESENTS 4.2% OF NET ASSETS AS OF JANUARY 31, 2002.
AMBAC -- AMERICAN MUNICIPAL BONDS ASSURANCE COMPANY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
PLC -- PUBLIC LIABILITY COMPANY
N.A. -- NORTH AMERICA
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

60  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
Description                                 Par (000)  Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - 99.7%
     Anaheim, Electric Revenue, TECP (C)
       1.550%, 06/04/02                      $ 8,600     $  8,600
     Azusa, Multi-Family Housing, Pacific
       Glenn Apartments Project, RB
       (A) (B) (C)
       1.250%, 07/15/15                        8,000        8,000
     California State, Educational Facilities
       Authority, California Institute of
       Technology, RB (A) (B)
       1.450%, 01/01/24                       20,000       20,000
     California State, Educational Facilities
       Authority, Carnegie Institution of
       Washington, Ser A, TECP
       1.400%, 03/12/02                        4,500        4,500
     California State, Educational Facilities
       Authority, Foundation for Educational
       Achievement, Ser A, RB (A) (B) (C)
       1.250%, 07/01/26                        1,350        1,350
     California State, Educational Facilities
       Authority, Pomona College Project,
       RB (A) (B)
       1.350%, 07/01/22                        1,100        1,100
     California State, Pollution Control
       Financing Authority, Burney Forest
       Products Project, Ser A, RB
       (A) (B) (C)
       1.550%, 09/01/20                        3,600        3,600
     California State, Pollution Control
       Financing Authority, Chevron USA
       Project, Ser B, RB (A) (B)
       2.850%, 06/15/05                        4,235        4,235
     California State, Pollution Control
       Financing Authority, Occidental
       Geography Project, RB (A) (B) (C)
       1.650%, 09/01/13                        1,500        1,500
     California State, Pollution Control
       Financing Authority, Shell Oil Martinez
       Project, Ser A, AMT, RB (A) (B)
       1.500%, 10/01/24                       13,800       13,800
     California State, Pollution Control
       Financing Authority, Shell Oil Project,
       Ser A, RB (A) (B)
       1.500%, 10/01/06                        2,000        2,000
       1.500%, 10/01/08                        4,700        4,700
     California State, Pollution Control
       Financing Authority, Shell Oil Project,
       Ser B, RB (A) (B)
       1.500%, 10/01/11                        7,200        7,200
     California State, School Cash Reserve
       Authority, Ser A, RB, AMBAC Insured
       4.000%, 07/03/02                       24,000       24,131
-------------------------------------------------------------------------------
Description                                 Par (000)  Value (000)
-------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - (CONTINUED)
     California State, School Facilities
       Financing, Capital Improvement
       Financing Projects, Ser A,
       COP (A) (B) (C)
       1.250%, 07/01/22                      $ 5,500     $  5,500
     California State, TECP (C)
       1.300%, 02/05/02                       10,000       10,000
       1.350%, 02/06/02                       15,000       15,000
       1.200%, 02/20/02                       15,000       15,000
     California Statewide, Communities
       Development Authority, Chevron USA
       Project, AMT, RB (A) (B)
       1.550%, 12/15/24                        5,790        5,790
     Chula Vista, Multi-Family
       Housing, Terra Nova Associates,
       Ser A, RB (A) (B) (C)
       1.350%, 03/01/05                        6,040        6,040
     Covina, Redevelopment Agency,
       Multi-Family Housing Authority,
       Shadowhills Apartments, Ser A, RB,
       FNMA Collateralized (A) (B) (C)
       1.250%, 12/01/15                        3,280        3,280
     Cupertino, Unified School District,
       Ser A, GO, FSA Insured
       4.000%, 08/01/02                        2,100        2,123
     East Bay, Municipal Utility District,
       Water System, TECP (C)
       2.500%, 02/08/02                        6,000        6,000
       1.400%, 03/07/02                       10,000       10,000
     Escondido, Joint Powers Financing
       Authority, RB, AMBAC Insured
       3.000%, 09/01/02                        1,015        1,022
     Golden Gate Bridge, Highway &
       Transportation District, TECP (C)
       1.200%, 02/06/02                       13,500       13,500
     Huntington Beach, Multi-Family
       Housing, Seabridge Villas,
       Ser A, RB (A) (B) (C)
       4.000%, 02/01/10                        4,000        4,000
     Irvine Ranch, Water District,
       GO (A) (B) (C)
       1.470%, 06/01/15                        7,000        7,000
     Irvine Ranch, Water District,
       RB (A) (B) (C)
       1.500%, 10/01/10                        1,900        1,900
     Irvine Ranch, Water District,
       Ser B, GO (A) (B) (C)
       1.500%, 10/01/09                        3,000        3,000
     Irvine, Improvement Bond Act of 1915,
       Limited Obligation Assessment
       District #93-14, SA (A) (B) (C)
       1.500%, 09/02/25                       10,700       10,700

The accompanying notes are an integral part of the financial statements.

                                                       WWW.HIGHMARKFUNDS.COM 61

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                 Par (000)  Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - (CONTINUED)
     Los Angeles County, Multi-Family
       Housing Authority, Sierra Project,
       Ser A, RB (A) (B) (C)
       1.450%, 09/01/30                      $ 6,500     $  6,500
     Los Angeles County, TRAN
       3.750%, 06/28/02                       23,000       23,103
     Los Angeles, Community Redevelopment
       Agency, Baldwin Hills Public Park,
       COP (A) (B) (C)
       1.170%, 12/01/14                        7,100        7,100
     Los Angeles, Community Redevelopment
       Agency, Multi-Family Housing
       Authority, Promenade Towers
       Project, RB (A) (B) (C)
       1.200%, 04/01/30                       3,100        3,100
     Los Angeles, Community Redevelopment
       Agency, Multi-Family Housing
       Authority, Skyline at Southpark,
       Phase II, RB (A) (B) (C)
       1.350%, 12/01/05                        3,000        3,000
     Los Angeles, Department of Water &
       Power, Sub-Ser B-1, RB (A) (B) (C)
       1.300%, 07/01/34                       11,800       11,800
     Los Angeles, Department of Water &
       Power, Sub-Ser B-3, RB (A) (B) (C)
       1.300%, 07/01/35                        6,000        6,000
     Los Angeles, Department of Water &
       Power, Sub-Ser B-6, RB (A) (B) (C)
       1.500%, 07/01/34                       26,000       26,000
     Los Angeles, Landscaping & Lighting
       District, No 96-1, SA
       5.000%, 03/01/02                          535          536
     Los Angeles, Metropolitan
       Transportation, TECP (C)
       1.200%, 02/05/02                        5,500        5,500
     Los Angeles, Multi-Family Housing
       Authority, Meadow Ridge Apartments
       Project, RB, FNMA Collateralized
       (A) (B) (C)
       1.250%, 09/01/18                        6,390        6,390
     Los Angeles, Unified School
       District, TRAN
       4.000%, 07/23/02                        3,330        3,352
     Metropolitan, Water District of
       Southern
       California, RB, Prerefunded @ 102 (D)
       5.600%, 07/01/02                        1,000        1,035
       5.500%, 07/01/02                        3,850        3,980
     Metropolitan, Water District of
       Southern California,
       Ser B1, RB (A) (B) (C)
       1.300%, 07/01/20                        4,000        4,000
     Metropolitan, Water District of
       Southern California,
       Ser B2, RB (A) (B) (C)
       1.300%, 07/01/20                        4,000        4,000

--------------------------------------------------------------------------------
Description                                 Par (000)  Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - (CONTINUED)
     Metropolitan, Water District of
       Southern California,
       Ser C-1, RB (A) (B) (C)
       1.450%, 07/01/36                      $11,000     $ 11,000
     Metropolitan, Water District of
       Southern California,
       Ser C-2, RB (A) (B) (C)
       1.450%, 07/01/36                        7,500        7,500
     Metropolitan, Water District of
       Southern California, Waterworks
       Project, Ser B, GO
       3.000%, 03/01/02                        1,000        1,000
     Northern California, Transmission
       Authority, TECP (C)
       2.550%, 02/08/02                        4,000        4,000
     Ontario, Multi-Family Housing
       Authority, Residential Park
       Centre Project,
       Ser A, RB (A) (B) (C)
       1.100%, 08/01/07                       18,900       18,900
     Orange County, Apartment Development
       Authority, Seaside Meadow,
       Ser C, RB (A) (B) (C)
       1.350%, 08/01/08                       11,000       11,000
     Orange County, Apartment Development
       Revenue, Niguel Summit 1 Project,
       Ser A, RB (A) (B) (C)
       1.250%, 11/01/09                        2,500        2,500
     Orange County, Local Transportation
       Authority, Measure M, RB
       5.600%, 02/15/02                        1,000        1,001
     Orange County, Local Transportation
       Authority, Measure M, RB
       Prerefunded @ 102 (D)
       5.750%, 02/15/02                        1,750        1,787
     Orange County, Special Financing
       Authority, Ser B, RB, AMBAC
       Insured (A) (B)
       1.450%, 11/01/14                        7,800        7,800
     Orange County, Special Financing
       Authority, Teeter Plan, Ser D, RB,
       AMBAC Insured (A) (B) (C)
       1.450%, 11/01/14                       17,200       17,200
     Orange County, Water District,
       TECP (C)
       1.250%, 02/07/02                        3,400        3,400
     Oxnard, Multi-Family Housing
       Authority, Seawind Apartments
       Projects,
       Ser A, AMT, RB (A) (B) (C)
       1.400%, 12/01/20                        2,700        2,700

The accompanying notes are an integral part of the financial statements.

62  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                 Par (000)  Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - (CONTINUED)
     Paramount, Multi-Family Housing
       Authority, Century Place Apartments
       Project, Ser A, RB, FNMA
       Collateralized (A) (B) (C)
       1.350%, 09/15/29                      $ 4,050     $  4,050
     Redondo Beach, Multi-Family Authority,
       McCandless Senior Housing Project,
       Ser A, RB (A) (B) (C)
       1.400%, 12/01/25                        8,490        8,490
     Riverside County, Public Facilities
       Authority, Ser D, COP (A) (B) (C)
       1.500%, 12/01/15                        3,100        3,100
     Riverside, Unified School District, Ser A,
       COP, FGIC Insured
       3.500%, 12/01/02                          830          842
     Sacramento County,  Sanitation District
       Financing Authority, Ser C,
       RB (A) (B) (C)
       1.350%, 12/01/30                        8,400        8,400
     Sacramento, City Financing Authority,
       Ser G, RB, AMBAC Insured
       (A) (B) (C)
       1.100%, 05/01/16                        5,700        5,700
     Sacramento, Municipal Utility
       District, Ser N2, RB, MBIA
       Insured (A) (B) (C)
       1.350%, 11/15/15                       15,000       15,000
     San Bernardino County, Multi-Family
       Housing Authority, Mountain View
       Apartments, RB (A) (B) (C)
       1.350%, 03/01/27                        2,400        2,400
     San Bernardino County, Multi-Family
       Housing Authority, Pepperwood,
       Ser A, RB (A) (B) (C)
       1.100%, 08/01/23                        4,400        4,400
     San Diego County & School
       District, TRAN
       3.500%, 06/28/02                        5,000        5,017
     San Diego, Multi-Family Housing
       Authority, Issue A, RB (A) (B) (C)
       1.300%, 02/01/09                        3,000        3,000
     San Diego, TRAN
       3.250%, 08/01/02                        7,000        7,023
     San Francisco City & County,
       City Heights Apartments Project,
       Ser A, RB (A) (B) (C)
       1.350%, 06/15/25                        4,000        4,000
     San Francisco City & County,
       Redevelopment Authority, Fillmore
       Housing Center Project,
       Ser A-1, RB,
       FNMA Collateralized (A) (B) (C)
       1.220%, 12/01/17                       13,440       13,440
--------------------------------------------------------------------------------
Description                                 Par (000)  Value (000)
--------------------------------------------------------------------------------

   CALIFORNIA MUNICIPAL BONDS - (CONTINUED)
     San Jose, Multi-Family Housing
       Authority,  Foxchase, Ser B, RB,
       FGIC Insured (A) (B) (C)
       1.400%, 11/01/07                      $ 9,200     $  9,200
     San Jose, Redevelopment Agency
       Revenue, Merged Area
       Redevelopment Project,
       Ser A, RB (A) (B) (C)
       1.350%, 07/01/26                        8,600        8,600
     South Placer, Waste Water Authority,
       Ser B, RB, FGIC Insured
       (A) (B) (C)
       1.300%, 11/01/35                        7,000        7,000
     Southeast, Resource Recovery
       Facilities Authority,
       Ser A, RB (A) (B) (C)
       1.250%, 12/01/18                       31,900       31,900
     Southern California, Public Power
       Authority, Southern Transmission
       Project, RB, AMBAC Insured
       (A) (B) (C)
       1.300%, 07/01/19                       11,100       11,100
     Southern California, Public Power
       Authority, Southern Transmission
       Project, Ser A, RB, FSA Insured
       (A) (B)
       1.350%, 07/01/21                        5,000        5,000
     Tracy, Multi-Family Housing
       Redevelopment Authority,
       Sycamore Village Apartments,
       Ser A, RB (A) (B) (C)
       1.100%, 05/01/15                       3,550        3,550
     University of California,
       Multiple Purpose Project,
       Ser D, RB, MBIA Insured
       Prerefunded @ 102 (D)
       6.375%, 09/01/02                        2,310        2,414
     University of California,
       Regents, TECP
       1.150%, 02/07/02                       10,000       10,000
       2.100%, 02/08/02                        7,000        7,000
       1.150%, 02/14/02                        5,000        5,000
       1.200%, 02/22/02                        6,000        6,000
     Vallejo, Capital Improvement Project,
       COP (A) (B) (C)
       1.400%, 09/01/40                        5,900        5,900
     Ventura County, TECP (C)
       1.200%, 02/06/02                        2,100        2,100
     West Basin, Municipal Water District,
       Phase II, Recycled Water Project,
       Ser B, COP (A) (B) (C)
       1.300%, 08/01/27                        5,500        5,500
                                                         --------
     TOTAL CALIFORNIA MUNICIPAL BONDS
       (Cost $634,881)                                    634,881
                                                         --------

The accompanying notes are an integral part of the financial statements.


                                                      WWW.HIGHMARKFUNDS.COM 63

[HighMark Funds logo omitted] [Grand Tetons Graphic Omitted]

STATEMENT OF NET ASSETS
JANUARY 31, 2002 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                           Shares    Value (000)
--------------------------------------------------------------------------------

   REGULATED INVESTMENT COMPANIES - 0.1%
     Goldman Sachs California Tax Free
       Money Market                   200,956     $    201
     Provident California Tax Free
       Money Market                   603,288          603
                                                  --------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $804)                                     804
                                                  --------
   TOTAL INVESTMENTS - 99.8%
     (Cost $635,685)                               635,685
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET - 0.2%          1,521
                                                  --------
   NET ASSETS:
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 284,264,971 outstanding shares
       of beneficial interest                      284,265
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 258,306,976 outstanding shares
       of beneficial interest                      258,308
     Paid-in-Capital of Class S Shares
       (unlimited authorized - no par value)
       based on 94,683,507 outstanding shares
       of beneficial interest                       94,684
     Accumulated net realized loss
       on investments                                 (51)
                                                  --------
   TOTAL NET ASSETS - 100.0%                      $637,206
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES              $1.00
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES                $1.00
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES                $1.00
                                                  ========


(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2002.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE. AMBAC -- AMERICAN MUNICIPAL BONDS ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATES OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SA -- SPECIAL ASSESSMENT
SER -- SERIES
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE

The accompanying notes are an integral part of the financial statements.

64  1.800.433.6884

[Grand Tetons Graphic Omitted]

STATEMENT OF ASSETS AND LIABILITIES (000)
JANUARY 31, 2002 (UNAUDITED)

                                                                                                      INTERNATIONAL
                                                                                                         EQUITY
                                                                                                          FUND
                                                                                                     ---------------
 ASSETS:
    Investment Securities (Cost $38,204) ..........................................................      $ 38,027
    Foreign Currency (Cost $68) ...................................................................            68
    Dividend and Interest Receivable ..............................................................           251
    Investment Securities Sold ....................................................................         1,434
    Capital Shares Purchased ......................................................................         3,542
    Currency Contracts Receivable .................................................................         1,059
    Unrealized Foreign Currency Gains .............................................................            19
                                                                                                         --------
         TOTAL ASSETS .............................................................................        44,400
                                                                                                         --------
 LIABILITIES:
    Investment Securities Purchased ...............................................................         2,467
    Payable Upon Return of Securities Loaned ......................................................         2,476
    Capital Shares Redeemed .......................................................................           149
    Accrued Expenses ..............................................................................            51
    Currency Contracts Payable ....................................................................         1,063
    Unrealized Foreign Currency Losses ............................................................            21
    Other Payables ................................................................................            47
                                                                                                         --------
         TOTAL LIABILITIES ........................................................................         6,274
                                                                                                         --------
                 TOTAL NET ASSETS .................................................................      $ 38,126
                                                                                                         ========

 NET ASSETS:
    Paid-in-Capital of Fiduciary Shares (unlimited authorization -- no par value)
         based on 1,372,102 outstanding shares of beneficial interest .............................      $ 63,314
    Paid-in-Capital of Class A Shares (unlimited authorization -- no par value)
         based on 31,270 outstanding shares of beneficial interest ................................          (139)
    Paid-in-Capital of Class B Shares (unlimited authorization -- no par value)
         based on 23,343 outstanding shares of beneficial interest ................................         1,106
    Paid-in-Capital of Class C Shares (unlimited authorization -- no par value)
         based on 493 outstanding shares of beneficial interest ...................................            22
    Distributions in excess of net investment income ..............................................          (559)
    Accumulated net realized loss on investments ..................................................       (25,422)
    Net unrealized depreciation on forward foreign currency contracts, foreign
      currency and translation of other assets and liabilities in foreign currency ................           (19)
    Net unrealized depreciation on investments ....................................................          (177)
                                                                                                         --------
                      TOTAL NET ASSETS ............................................................      $ 38,126
                                                                                                         ========
    Net Asset Value, Offering and Redemption Price Per Share -- Fiduciary Shares ..................        $26.72
                                                                                                         ========
    Net Asset Value and Redemption Price Per Share -- Class A Shares ..............................        $26.64
                                                                                                         --------
    Maximum Offering Price Per Share -- Class A Shares ($26.64 / 94.5%) ...........................        $28.19
                                                                                                         ========
    Net Asset Value and Offering Price Per Share -- Class B Shares (A) ............................        $26.43
                                                                                                         ========
    Net Asset Value and Offering Price Per Share -- Class C Shares (A) ............................        $26.43
                                                                                                         ========
(A) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A
    DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL
    STATEMENTS.

The accompanying notes are an integral part of the financial statements.

                                                     WWW.HIGHMARKFUNDS.COM   65

[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2002 (unaudited)

                                                                                                                  Value
                                                                                      Growth                     Momentum
                                                                                       Fund                        Fund
                                                                                 --------------                ------------
Interest Income .............................................................     $     246+                    $    199+
Dividend Income .............................................................           899                        4,776
Less: Foreign Taxes withheld, net of reclaims ...............................            (2)                          (7)
                                                                                  ---------                     --------
           Total Investment Income ..........................................         1,143                        4,968
                                                                                  ---------                     --------
Expenses:
   Administrative Fees ......................................................           264                          496
   Investment Adviser Fees ..................................................           791                        1,487
   Shareholder Servicing Fees Fiduciary .....................................           291                          561
   Shareholder Servicing Fees Retail Class A ................................            22                           45
   Shareholder Servicing Fees Retail Class B ................................            16                           12
   Custodian Fees ...........................................................            13                           25
   Professional Fees ........................................................             7                           12
   Registration Fees ........................................................            10                           21
   Transfer Agent Fees ......................................................            12                           25
   Distribution Fees Retail Class A .........................................            21                           45
   Distribution Fees Retail Class B .........................................            47                           36
   Distribution Fees Retail Class C .........................................             4                            5
   Insurance Fees ...........................................................             3                            6
   Trustees Fees ............................................................             2                            4
   Printing Fees ............................................................            21                           22
   Miscellaneous Fees .......................................................             3                            2
                                                                                  ---------                     --------
           Total Expenses ...................................................         1,527                        2,804
                                                                                  ---------                     --------
   Less: Waivers and Reduction of Expenses
           Administrative Fees ..............................................           (26)                         (50)
           Investment Adviser Fees ..........................................            --                           --
           Shareholder Servicing Fees .......................................          (188)                        (363)
           Reduction of Expenses (1) ........................................            (5)                         (10)
                                                                                  ---------                     --------
   Total Waivers and Reduction of Expenses ..................................          (219)                        (423)
                                                                                  ---------                     --------
Total Net Expenses ..........................................................         1,308                        2,381
                                                                                  ---------                     --------
Net Investment Income (Loss) ................................................          (165)                       2,587
                                                                                  ---------                     --------
Net Realized Gain (Loss) on Investments .....................................      (121,790)*                     11,606
Net Realized Gain on Option Contracts .......................................            --                          421
Net Realized Loss on Foreign Currency Transactions. .........................            --                           --
Change in Unrealized Appreciation (Depreciation) on Investments .............       101,027                      (43,576)
Change in Unrealized Depreciation on Foreign Currency .......................            --                           --
                                                                                  ---------                     --------
Net Realized and Unrealized Loss on Investments .............................       (20,763)                     (31,549)
                                                                                  ---------                     --------
Decrease in Net Assets Resulting from Operations ............................     $ (20,928)                    $(28,962)
                                                                                  =========                     ========

Amounts designated as "--" are either $0 or have been rounded to $0.
 * Includes realized gains as a result of a redemption in-kind. (See Note 9.) + Includes income from securities lending program. (See Note 5.)
(1) See Note 3.

The accompanying notes are an integral part of the financial statements.

66  1.800.433.6884


[Grand Tetons Graphic Omitted]

         Large Cap           Core                                        Small Cap          International
           Value            Equity                  Balanced               Value               Equity
           Fund              Fund                     Fund                 Fund                 Fund
       -----------         ---------              -------------         -----------       --------------
       $     69+           $    50+               $  3,672+               $   75+             $    62+
          2,125                764                   1,539                   506                  504
             (8)                (2)                     (4)                   --                   (8)
       --------            -------                --------                 -----              -------
          2,186                812                   5,207                   581                  558
       --------            -------                --------                 -----              -------

            201                106                     323                    78                   83
            604                317                     969                   388                  395
            194                127                     386                    79                  101
             54                  2                      11                    10                    2
              4                  3                       6                     7                    1
             10                  5                      16                     4                   75
              7                  3                      12                    11                    6
              2                  2                       8                    18                    4
              9                  4                      15                    15                    7
             54                  2                      11                    10                    1
             12                  8                      19                    22                    3
             --                 --                       1                     3                   --
              2                 --                       4                     2                   --
              2                  1                       5                     2                    1
              2                  8                      16                     7                    3
             --                  2                       1                     2                    7
       --------            -------                --------                 -----              -------
          1,157                590                   1,803                   658                  689
       --------            -------                --------                 -----              -------

            (20)               (11)                    (33)                   (8)                  (8)
             --                 --                      --                    --                   --
           (149)               (77)                   (238)                  (53)                 (62)
             (4)                (2)                     (6)                   (2)                  (2)
       --------            -------                --------                 -----              -------
           (173)               (90)                   (277)                  (63)                 (72)
       --------            -------                --------                 -----              -------
            984                500                   1,526                   595                  617
       --------            -------                --------                 -----              -------
          1,202                312                   3,681                   (14)                 (59)
       --------            -------                --------                 -----              -------
        (18,035)*           (3,070)                 (5,263)               (1,704)             (10,901)
             --                 19                      41                    --                   --
             --                 --                      --                    --                 (295)
         (7,941)            (3,370)                 (8,996)                  938                4,889
             --                 --                      --                    --                  (58)
       --------            -------                --------                 -----              -------
        (25,976)            (6,421)                (14,218)                 (766)              (6,365)
       --------            -------                --------                 -----              -------
       $(24,774)           $(6,109)               $(10,537)                $(780)              (6,424)
       ========            =======                ========                 =====              =======



The accompanying notes are an integral part of the financial statements.

                                                   WWW.HIGHMARKFUNDS.COM 67

[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED)


                                                                                   CALIFORNIA
                                                                                  INTERMEDIATE
                                                                                    TAX-FREE                       BOND
                                                                                    BOND FUND                      FUND
                                                                                 ---------------                ---------
Interest Income .........................................................            $4,679                      $18,298+
                                                                                     ------                      -------
           Total Investment Income ......................................             4,679                       18,298
                                                                                     ------                      -------
Expenses:
   Administrative Fees ..................................................               213                          561
   Investment Adviser Fees ..............................................               532                        1,403
   Shareholder Servicing Fees Fiduciary Shares ..........................               158                          674
   Shareholder Servicing Fees Class A Shares ............................               102                           23
   Shareholder Servicing Fees Class B Shares ............................                 6                            5
   Custodian Fees .......................................................                11                           28
   Professional Fees ....................................................                 7                            7
   Registration Fees ....................................................                13                           37
   Transfer Agent Fees ..................................................                 8                           43
   Distribution Fees Class A Shares .....................................               102                           23
   Distribution Fees Class B Shares .....................................                18                           15
   Distribution Fees Class S Shares .....................................                --                           --
   Insurance Fees .......................................................                 1                            4
   Trustees Fees ........................................................                 2                            7
   Printing Fees ........................................................                 4                           22
   Miscellaneous Fees ...................................................                --                            3
                                                                                     ------                      -------
           Total Expenses ...............................................             1,177                        2,855
                                                                                     ------                      -------
   Less: Waivers and Reduction of Expenses:
           Administrative Fees ..........................................               (21)                         (56)
           Investment Adviser Fees ......................................              (266)                          --
           Shareholder Servicing Fees ...................................              (260)                        (641)
           Distribution Fees ............................................              (102)                         (23)
           Reduction of Expenses (1) ....................................                (4)                         (11)
                                                                                     ------                      -------
   Total Waivers and Reduction of Expenses ..............................              (653)                        (731)
                                                                                     ------                      -------
Total Net Expenses ......................................................               524                        2,124
                                                                                     ------                      -------
Net Investment Income ...................................................             4,155                       16,174
                                                                                     ------                      -------
Net Realized Gain (Loss) on Investments .................................               228                           85
Change in Unrealized Appreciation (Depreciation) on Investments .........               855                       (5,163)
                                                                                     ------                      -------
Net Realized and Unrealized Gain (Loss) on Investments ..................             1,083                       (5,078)
                                                                                     ------                      -------
Increase in Net Assets Resulting from Operations ........................            $5,238                      $11,096
                                                                                     ======                      =======

Amounts designated as "--" are either $0 or have been rounded to $0.

  + Includes income from securities lending program. (See Note 5.)
(1) See Note 3.


The accompanying notes are an integral part of the financial statements.

68  1.800.433.6884

[Grand Tetons Graphic Omitted]




        100%                                                                               California
    U.S. Treasury                U.S. Government                Diversified                  Tax-Free
    Money Market                  Money Market                 Money Market                Money Market
       Fund                          Fund                         Fund                        Fund
------------------             ----------------              ---------------             --------------
     $22,972                       $9,408                       $76,658                     $6,497
     -------                       ------                       -------                     ------
      22,972                        9,408                        76,658                      6,497
     -------                       ------                       -------                     ------

       1,602                          662                         4,984                        692
       2,405                          992                         7,475                      1,038
         651                          587                         2,947                        378
         344                           61                         1,143                        347
          --                            2                            --                         --
          80                           33                           249                         35
          70                           30                           244                         28
          71                           21                           153                         26
          69                           33                           235                         35
         344                           61                         1,143                        347
          --                            5                            --                         --
       2,220                          388                         4,707                        308
          10                            4                            31                          4
          19                            6                            50                          5
          64                           26                           226                         29
           1                            6                             5                          3
     -------                       ------                       -------                     ------
       7,950                        2,917                        23,592                      3,275
     -------                       ------                       -------                     ------

        (161)                         (66)                         (498)                       (69)
        (401)                          --                            --                       (346)
        (994)                        (649)                       (4,090)                      (725)
          --                           --                            --                         --
         (31)                         (13)                          (97)                       (13)
     -------                       ------                       -------                     ------
      (1,587)                        (728)                       (4,685)                    (1,153)
     -------                       ------                       -------                     ------
       6,363                        2,189                        18,907                      2,122
     -------                       ------                       -------                     ------
      16,609                        7,219                        57,751                      4,375
     -------                       ------                       -------                     ------
         (84)                         (39)                           19                          1
          --                           --                            --                         --
     -------                       ------                       -------                     ------
         (84)                         (39)                           19                          1
     -------                       ------                       -------                     ------
     $16,525                       $7,180                       $57,770                     $4,376
     =======                       ======                       =======                     ======

The accompanying notes are an integral part of the financial statements.

                                               WWW.HIGHMARKFUNDS.COM 69

[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED) AND FOR THE YEAR ENDED JULY 31, 2001

                                                        Growth                                     Value Momentum
                                                         Fund                                           Fund
                                            ---------------------------------            -------------------------------
                                             08/01/01             08/01/00                 08/01/01           08/01/00
                                            to 01/31/02          to 07/31/01              to 01/31/02       to 07/31/01
                                            ---------------------------------            -------------------------------
Investment Activities From Operations:
  Net Investment Income (Loss) ............ $    (165)          $  (2,832)               $   2,587          $   5,748
  Net Realized Gain (Loss) on Investments .  (121,790)*               821*                  11,606            140,147*
  Net Realized Gain on Option Contracts ...        --                  --                      421              1,393
  Net Realized Loss on Foreign Currency
     Transactions .........................        --                  --                       --                 --
  Change in Unrealized Appreciation
    (Depreciation) on Investments .........   101,027            (329,898)                 (43,576)          (147,848)
  Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency ....        --                  --                       --                 --
                                            ---------           ---------                ---------          ---------
Net Decrease in Net Assets Resulting From
     Operations ...........................   (20,928)           (331,909)                 (28,962)              (560)
                                            ---------           ---------                ---------          ---------

Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ......................        --                  --                   (2,312)            (5,108)
    Class I Shares ........................        --                  --                       --               (552)
    Class A Shares ........................        --                  --                     (157)              (255)
    Class B Shares ........................        --                  --                      (13)               (12)
    Class C Shares ........................        --                  --                       (1)                (1)
  Capital Gains:
    Fiduciary Shares ......................        --             (78,447)                 (26,439)           (34,083)
    Class I Shares ........................        --                  --                       --             (2,218)
    Class A Shares ........................        --              (4,998)                  (2,050)              (516)
    Class B Shares ........................        --              (3,244)                    (591)               (42)
    Class C Shares ........................        --                (162)                     (68)            (7,104)
                                            ---------           ---------                ---------          ---------
      Total Distributions .................        --             (86,851)                 (31,631)           (49,891)
                                            ---------           ---------                ---------          ---------
Change in Net Assets ......................   (20,928)           (418,760)                 (60,593)           (50,451)
                                            ---------           ---------                ---------          ---------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued ...........    25,744             126,773                   64,980              81,019
    Reinvestment of Distributions .........        --              76,774                   26,708              36,073
    Cost of Shares Redeemed ...............   (91,709)*          (270,133)*                (64,762)           (213,018)*
                                            ---------           ---------                ---------           ---------
      Total Fiduciary Share Transactions ..   (65,965)            (66,586)                  26,926             (95,926)
                                            ---------           ---------                ---------           ---------
  Class I Shares: (2)
    Proceeds from Shares Issued ...........        --                  --                       --               6,871
    Reinvestment of Distributions .........        --                  --                       --               7,657
    Cost of Shares Redeemed ...............        --                  --                       --            (129,677)
                                            ---------           ---------                ---------            ---------
      Total Class I Share Transactions ....        --                  --                       --            (115,149)
                                            ---------           ---------                ---------          ---------
  Class A Shares:
    Proceeds from Shares Issued............    80,401             206,592                  112,492             138,412
    Reinvestment of Distributions .........        --               4,650                    1,911               2,092
    Cost of Shares Redeemed ...............   (82,378)           (215,201)                (113,360)           (136,045)
                                            ---------           ---------                ---------           ---------
      Total Class A Share Transactions ....    (1,977)             (3,959)                   1,043               4,459
                                            ---------           ---------                ---------           ---------
  Class B Shares:
    Proceeds from Shares Issued ...........       996               5,911                    1,103               3,806
    Reinvestment of Distributions .........        --               3,127                      588                 502
    Cost of Shares Redeemed ...............    (1,494)             (3,212)                    (918)             (1,656)
                                            ---------           ---------                ---------           ---------
      Total Class B Share Transactions ....      (498)              5,826                      773               2,652
                                            ---------           ---------                ---------           ---------
  Class C Shares:
    Proceeds from Shares Issued ...........       155                 752                      312                 663
    Reinvestment of Distributions .........        --                 161                       56                  35
    Cost of Shares Redeemed ...............       (62)               (118)                     (72)               (171)
                                            ---------           ---------                ---------           ---------
      Total Class C Share Transactions ....        93                 795                      296                 527
                                            ---------           ---------                ---------           ---------
Net Increase (Decrease) in Net Assets
    From Share Transactions ...............   (68,347)            (63,924)                  29,038            (203,437)
                                            ---------           ---------                ---------           ---------
      Total Increase (Decrease)
         in Net Assets ....................   (89,275)           (482,684)                 (31,555)           (253,888)
                                            ---------           ---------                ---------           ---------
Net Assets:
  Beginning of Period .....................   319,115             801,799                  536,133             790,021
                                            ---------           ---------                ---------           ---------
  End of Period ........................... $ 229,840           $ 319,115                $ 504,578           $ 536,133
                                            =========           =========                =========           =========

Amounts designated as "--" are either $0 or have been rounded to $0.
 *  Includes realized gains (losses) or redemptions as a result of a redemption in-kind. (See Note 9.)
(1) For share transactions, see Note 10 in the notes to financial statements.
(2) Assets of Class I Shares were fully liquidated on December 29, 2000. (See Note 9.)

The accompanying notes are an integral part of the financial statements.

70  1.800.433.6884


[Grand Tetons Graphic Omitted]

           Large Cap Value                      Core Equity                        Balanced
                Fund                               Fund                              Fund
   -------------------------------    -----------------------------   --------------------------------
    08/01/01            08/01/00       08/01/01         08/01/00        08/01/01            08/01/00
   to 01/31/02         to 07/31/01    to 01/31/02      to 07/31/01     to 01/31/02         to 07/31/01
   -------------------------------    -----------------------------   --------------------------------
   $  1,202           $   2,939       $    312         $    328      $  3,681             $  8,576
    (18,035)*               387         (3,070)          (2,284)        (5,263)               9,415
         --                  --             19               --             41                   --
         --                  --             --               --             --                   --
     (7,941)             (7,368)        (3,370)         (10,047)        (8,996)             (42,407)
         --                  --             --               --             --                   --
   --------           ---------       --------         --------      ---------             --------
    (24,774)             (4,042)        (6,109)         (12,003)       (10,537)             (24,416)
   --------           ---------       --------         --------      ---------             --------


       (926)             (2,438)          (287)            (344)        (3,516)              (8,652)
         --                  --             --               --             --                   --
       (204)               (477)            (3)              (4)           (93)                (209)
         (7)                (10)            --               --            (37)                 (74)
         --                  --             --               --             (1)                  (1)

         --             (16,197)            --              (11)        (5,891)             (11,894)
         --                  --             --               --             --                   --
         --              (4,088)            --               (1)          (173)                (313)
         --                (258)            --               --            (97)                (151)
         --                  (1)            --               --             (3)                  (1)
    --------           ---------       --------         --------      ---------             --------
     (1,137)            (23,469)          (290)            (360)        (9,811)             (21,295)
    --------           ---------       --------         --------      ---------             --------

    (25,911)            (27,511)        (6,399)         (12,363)       (20,348)             (45,711)
   --------           ---------       --------         --------      ---------             --------



      7,192              25,738         36,198           89,708         19,104               42,483
        496              16,382            100              136          9,222               20,035
    (60,590)*          (122,146)        (9,074)         (16,051)       (32,822)             (98,980)
   --------           ---------       --------         --------      ---------             --------
    (52,902)            (80,026)        27,224           73,793         (4,496)             (36,462)
   --------           ---------       --------         --------      ---------             --------


         --                  --             --               --             --                   --
         --                  --             --               --             --                   --
         --                  --             --               --             --                   --
   --------           ---------       --------         --------      ---------             --------
         --                  --             --               --             --                   --
   --------           ---------       --------         --------      ---------             --------

        480               3,596            279            3,050          6,467                6,159
        200               4,505              3                4            258                  510
     (5,134)            (14,375)          (148)            (907)        (6,265)              (7,031)
   --------           ---------       --------         --------      ---------             --------
    (4,454)              (6,274)           134            2,147            460                 (362)
   --------           ---------       --------         --------      ---------             --------


         94                 610          1,053            2,103            608                1,936
          7                 266             --               --            133                  222
       (320)               (736)          (250)            (192)          (562)              (1,053)
   --------           ---------       --------         --------      ---------             --------
       (219)                140            803            1,911            179                1,105
   --------           ---------       --------         --------      ---------             --------


         46                  --             --               --             70                   79
         --                   1             --               --              4                    2
        (15)                (21)            --               --             (6)                 (18)
   --------           ---------       --------         --------      ---------             --------
         31                 (20)            --               --             68                   63
   --------           ---------       --------         --------      ---------             --------

    (57,544)            (86,180)        28,161           77,851         (3,789)             (35,656)
   --------           ---------       --------         --------      ---------             --------

    (83,455)           (113,691)        21,762           65,488        (24,137)             (81,367)
   --------           ---------       --------         --------      ---------             --------


    243,640             357,331         99,865           34,377        335,690              417,057
   --------           ---------       --------         --------      ---------             --------
   $160,185           $ 243,640       $121,627         $ 99,865      $ 311,553             $335,690
   ========           =========       ========         ========      =========             ========



           Small Cap Value            International Equity
                Fund                          Fund
    ----------------------------  ---------------------------
      08/01/01        08/01/00      08/01/01       08/01/00
     to 01/31/02     to 07/31/01   to 01/31/02    to 07/31/01
    ----------------------------  ---------------------------

     $   (14)      $    290       $    (59)     $     228
      (1,704)        10,995*       (10,901)*      (14,395)
          --             --             --             --
          --            (50)          (295)          (187)
         938        (14,153)         4,889        (21,774)
          --            (17)           (58)            92
     -------       --------       --------      ---------
        (780)        (2,935)        (6,424)       (36,036)
     -------       --------       --------      ---------


          --           (560)          (155)          (377)
          --             --             --
          --            (15)            --             (4)
          --             --             --             --
          --             --             --             --

      (2,964)       (13,181)            --         (8,688)
          --             --             --             --
        (425)          (746)            --            (37)
        (305)          (514)            --            (70)
         (38)           (55)            --             (1)
     -------       --------       --------      ---------
      (3,732)       (15,071)          (155)        (9,177)
     -------       --------       --------      ---------

      (4,512)       (18,006)        (6,579)       (45,213)
     -------       --------       --------      ---------



       8,833         32,903         74,717        292,973
       2,805         13,388            122          8,491
     (24,058)       (86,159)*     (143,717)*     (265,377)
     -------       --------       --------      ---------
     (12,420)        (39,868)      (68,878)        36,087
     -------       --------       --------      ---------


          --             --             --             --
          --             --             --             --
          --             --             --             --
     -------       --------       --------      ---------
          --             --             --             --
     -------       --------       --------      ---------

       2,257         57,523         35,266        157,834
         377            679             --             39
      (3,837)       (55,664)       (39,770)      (154,879)
     -------       --------       --------      ---------
      (1,203)         2,538         (4,504)         2,994
     -------       --------       --------      ---------


         786          2,677             35            360
         279            470             --             69
        (431)          (814)          (196)          (160)
     -------       --------       --------      ---------
         634          2,333           (161)           269
     -------       --------       --------      ---------


         100            381             --             13
          37             54             --              1
        (149)           (50)            --             (1)
     -------       --------       --------      ---------
         (12)           385             --             13
     -------       --------       --------      ---------

     (13,001)       (34,612)       (73,543)        39,363
     -------       --------       --------      ---------

     (17,513)       (52,618)       (80,122)        (5,850)
     -------       --------       --------      ---------


      95,117        147,735        118,248        124,098
     -------       --------       --------      ---------
    $ 77,604       $ 95,117       $ 38,126      $ 118,248
    ========       ========       ========      =========


The accompanying notes are an integral part of the financial statements.

                                               WWW.HIGHMARKFUNDS.COM  71

[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED) AND FOR THE YEAR ENDED JULY 31, 2001

                                              California Intermediate
                                                     Tax-Free Bond                          Bond
                                                         Fund                               Fund
                                            ------------------------------   ------------------------------------
                                             08/01/01           08/01/00         08/01/01           08/01/00
                                            to 01/31/02        to 07/31/01      to 01/31/02        to 07/31/01
                                            ------------------------------   ------------------------------------
Investment Activities From Operations:
  Net Investment Income ..................  $  4,155           $  7,656        $  16,174          $  32,214
  Net Realized Gain (Loss) on Investments        228                799               85                774
  Change in Unrealized Appreciation
    (Depreciation) on Investments ........       855              5,364           (5,163)            29,995
                                            --------           --------        ---------          ---------
  Net Increase in Net Assets Resulting
          From Operations ................     5,238             13,819           11,096             62,983
                                            --------           --------        ---------          ---------
Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares .....................    (2,464)            (5,507)         (15,486)           (31,231)
    Class A Shares .......................    (1,605)            (2,092)            (542)              (716)
    Class B Shares .......................       (74)               (53)            (102)               (32)
    Class S Shares .......................        --                 --               --                 --
  Capital Gains:
    Fiduciary Shares .....................      (402)                --               --                 --
    Class A Shares .......................      (261)                --               --                 --
    Class B Shares .......................       (17)                --               --                 --
    Class S Shares .......................        --                 --               --                 --
                                            --------           --------        ---------          ---------
      Total Distributions ................    (4,823)            (7,652)         (16,130)           (31,979)
                                            --------           --------        ---------          ---------
Change in Net Assets .....................       415              6,167           (5,034)            31,004
                                            --------           --------        ---------          ---------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from the reorganization
      of the Intermediate-Term Bond Fund .        --                 --               --            212,819
    Proceeds from Shares Issued ..........     8,093             14,989           54,865            130,309
    Reinvestment of Distributions ........       476                260            7,880             15,777
    Cost of Shares Redeemed ..............    (7,979)           (35,336)         (68,956)          (198,293)
                                            --------           --------        ---------          ---------
      Total Fiduciary Share Transactions .       590            (20,087)          (6,211)           160,612
                                            --------           --------        ---------          ---------
  Class A Shares:
    Proceeds from the reorganization of
      the Intermediate-Term Bond Fund ....        --                 --               --              4,506
    Proceeds from Shares Issued ..........    33,491             48,185           10,589             13,444
    Reinvestment of Distributions ........     1,518              1,623              413                569
    Cost of Shares Redeemed ..............   (19,949)           (13,831)          (6,754)           (10,061)
                                            --------           --------        ---------          ---------
      Total Class A Share Transactions ...    15,060             35,977            4,248              8,458
                                            --------           --------        ---------          ---------
  Class B Shares:
    Proceeds from Shares Issued ..........     2,568              3,180            2,872              2,278
    Reinvestment of Distributions ........        64                 34               92                 30
    Cost of Shares Redeemed ..............      (281)              (341)            (165)               (49)
                                            --------           --------        ---------          ---------
      Total Class B Share Transactions ...     2,351              2,873            2,799              2,259
                                            --------           --------        ---------          ---------
  Class S Shares:
    Proceeds from Shares Issued ..........        --                 --               --                 --
    Reinvestment of Distributions ........        --                 --               --                 --
    Cost of Shares Redeemed ..............        --                 --               --                 --
                                            --------           --------        ---------          ---------
      Total Class S Share Transactions ...        --                 --               --                 --
                                            --------           --------        ---------          ---------
Net Increase (Decrease) in Net Assets
    From Share Transactions ..............    18,001             18,763              836            171,329
                                            --------           --------        ---------          ---------
      Total Increase (Decrease)
         in Net Assets ...................    18,416             24,930           (4,198)           202,333
                                            --------           --------        ---------          ---------
Net Assets:
  Beginning of Period ....................   195,714            170,784          550,904            348,571
                                            --------           --------        ---------          ---------
  End of Period ..........................  $214,130           $195,714        $ 546,706          $ 550,904
                                            ========           ========        =========          =========

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) For share transactions, see Note 10 in the notes to financial statements.

The accompanying notes are an integral part of the financial statements.

72  1.800.433.6884


[Grand Tetons Graphic Omitted]

              100% U.S. Treasury                      U.S. Government                           Diversified
                 Money Market                          Money Market                            Money Market
                     Fund                                  Fund                                    Fund
  -------------------------------------    ---------------------------------   -----------------------------------------
     08/01/01                08/01/00         08/01/01            08/01/00         08/01/01                    08/01/00
    to 01/31/02             to 07/31/01      to 01/31/02         to 07/31/01      to 01/31/02                 to 07/31/01
  -------------------------------------    ---------------------------------   -----------------------------------------
  $    16,609             $    65,374       $     7,219       $    26,778         $    57,751              $   217,997
          (84)                    191               (39)              106                  19                    1,680
           --                      --                --                --                  --                       --
  -----------             -----------       -----------       -----------         -----------              -----------
       16,525                  65,565             7,180            26,884              57,770                  219,677
  -----------             -----------       -----------       -----------         -----------              -----------


       (6,133)                (19,503)           (5,407)          (18,543)            (29,840)                (101,314)
       (2,971)                (11,285)             (511)           (2,181)            (10,593)                 (39,504)
           --                      --                (9)              (28)                 --                       --
       (7,506)                (34,586)           (1,273)           (6,049)            (17,307)                 (77,095)

           --                      --                --                --                  --                       --
           --                      --                --                --                  --                       --
           --                      --                --                --                  --                       --
           --                      -                 --                --                  --                       --
  -----------             -----------       -----------       -----------         -----------              -----------
      (16,610)                (65,374)           (7,200)          (26,801)            (57,740)                (217,913)
  -----------             -----------       -----------       -----------         -----------              -----------
          (85)                    191               (20)               83                  30                    1,764
  -----------             -----------       -----------       -----------         -----------              -----------


           --                      --                --                --                  --                       --
      960,297               1,486,204         1,177,778         2,149,847           2,392,782                3,583,229
          214                     788               122               467               5,209                   15,942
     (787,213)             (1,501,387)       (1,086,782)       (2,077,051)         (2,043,536)              (3,269,944)
  -----------             -----------       -----------       -----------         -----------              -----------
      173,298                 (14,395)           91,118            73,263             354,455                  329,227
  -----------             -----------       -----------       -----------         -----------              -----------

           --                      --                --                --                  --                       --
      143,382                 364,547            78,984           135,991             513,672                1,343,323
        3,316                  11,895               559             2,288              11,750                   39,844
     (149,326)               (399,371)          (76,249)         (139,367)           (580,485)              (1,145,739)
  -----------             -----------       -----------       -----------         -----------              -----------
       (2,628)                (22,929)            3,294            (1,088)            (55,063)                 237,428
  -----------             -----------       -----------       -----------         -----------              -----------

           --                      --               941             1,029                  --                       --
           --                      --                 9                26                  --                       --
           --                      --              (373)             (483)                 --                       --
  -----------             -----------       -----------       -----------         -----------              -----------
           --                      --               577               572                  --                       --
  -----------             -----------       -----------       -----------         -----------              -----------

    1,026,892               2,300,582           258,820           477,944           1,389,700                2,951,950
        8,686                  35,536             1,513             6,258              19,807                   79,874
   (1,037,169)             (2,219,193)         (303,456)         (442,845)         (1,412,997)              (3,023,810)
  -----------             -----------       -----------       -----------         -----------              -----------
       (1,591)                116,925           (43,123)           41,357              (3,490)                   8,014
  -----------             -----------       -----------       -----------         -----------              -----------
      169,079                  79,601            51,866           114,104             295,902                  574,669
  -----------             -----------       -----------       -----------         -----------              -----------
      168,994                  79,792            51,846           114,187             295,932                  576,433
  -----------             -----------       -----------       -----------         -----------              -----------

    1,429,492               1,349,700           612,763           498,576           4,506,491                3,930,058
  -----------             -----------       -----------       -----------         -----------              -----------
  $ 1,598,486             $ 1,429,492       $   664,609       $   612,763         $ 4,802,423              $ 4,506,491
  ===========             ===========       ===========       ===========         ===========              ===========




             California Tax-Free
                Money Market
                    Fund
    ------------------------------------
      08/01/01                08/01/00
     to 01/31/02             to 07/31/01
    ------------------------------------
     $   4,375               $  17,181
             1                       6
            --                      --
     ---------               ---------
         4,376                  17,187
     ---------               ---------


        (2,216)                 (8,705)
        (1,656)                 (6,065)
            --                      --
          (503)                 (2,411)

            --                      --
            --                      --
            --                      --
            --                      --
     ---------               ---------
        (4,375)                (17,181)
     ---------               ---------
             1                       6
     ---------               ---------


            --
       171,313                 519,068
            --                       1
      (200,657)               (474,620)
     ---------               ---------
       (29,344)                 44,449
     ---------               ---------

            --                      --
       136,058                 365,552
         1,859                   6,243
      (137,362)               (320,313)
     ---------               ---------
           555                  51,482
     ---------               ---------

            --                      --
            --                      --
            --                      --
     ---------               ---------
            --                      --
     ---------               ----------

       274,933                 528,579
           596                   2,484
      (303,037)               (496,969)
     ---------               ---------
       (27,508)                 34,094
     ---------               ---------
       (56,297)                130,025
     ---------               ---------
       (56,296)                130,031
     ---------               ---------

       693,502                 563,471
     ---------               ---------
     $ 637,206               $ 693,502
     =========               =========


The accompanying notes are an integral part of the financial statements.

                                                     www.highmarkfunds.com 73

[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,


                                          INVESTMENT ACTIVITIES                 DISTRIBUTIONS
                       NET            -----------------------------     --------------------------          NET
                      ASSET                           NET REALIZED                                         ASSET
                     VALUE,              NET         AND UNREALIZED         NET                           VALUE,
                    BEGINNING        INVESTMENT      GAIN (LOSS) ON     INVESTMENT         CAPITAL          END            TOTAL***
                    OF PERIOD       INCOME (LOSS)      INVESTMENTS        INCOME            GAINS        OF PERIOD         RETURN
-----------------------------------------------------------------------------------------------------------------------------------
-----------
GROWTH FUND
-----------
  FIDUCIARY SHARES
  2002*                $ 8.68            (0.003)            (0.547)          --                 --        $ 8.13            (6.34)%
  2001+                 18.62            (0.061)            (7.684)          --             (2.195)         8.68           (45.71)
  2000                  18.39                --              2.030           --             (1.800)        18.62            11.13
  1999                  16.92            (0.018)             2.759           --             (1.271)        18.39            17.24
  1998                  17.36             0.017              3.108       (0.033)            (3.532)        16.92            22.59
  1997                  12.58             0.057              5.773       (0.053)            (0.996)        17.36            48.54

  CLASS A SHARES
  2002*                $ 8.61            (0.011)            (0.549)          --                 --        $ 8.05            (6.50)%
  2001+                 18.53            (0.093)            (7.632)          --             (2.195)         8.61           (45.83)
  2000                  18.35                --              1.980           --             (1.800)        18.53            10.87
  1999                  16.93            (0.055)             2.746           --             (1.271)        18.35            16.92
  1998                  17.39            (0.018)             3.100       (0.015)            (3.532)        16.93            22.26
  1997                  12.60             0.049              5.784       (0.048)            (0.996)        17.39            48.49

  CLASS B SHARES
  2002*                $ 8.36            (0.036)            (0.524)          --                 --        $ 7.80            (6.70)%
  2001+                 18.19            (0.168)            (7.467)          --             (2.195)         8.36           (46.23)
  2000                  18.15                --              1.840           --             (1.800)        18.19            10.18
  1999                  16.85            (0.103)             2.674           --             (1.271)        18.15            16.26
  1998  (1)             14.76            (0.035)             2.125           --                 --         16.85            28.71**

  CLASS C SHARES
  2002*                $ 8.37            (0.036)            (0.534)          --                 --        $ 7.80            (6.81)%
  2001+                 18.19            (0.160)            (7.465)          --             (2.195)         8.37           (46.17)
  2000  (2)             19.43                --              0.560           --             (1.800)        18.19             2.92

-------------------
VALUE MOMENTUM FUND
-------------------

  FIDUCIARY SHARES
  2002*                $27.00             0.132             (1.592)      (0.127)            (1.553)       $23.86            (5.38)%
  2001                  29.10             0.245             (0.411)      (0.252)            (1.682)        27.00            (0.55)
  2000                  29.56             0.256              1.002       (0.255)            (1.463)        29.10             4.47
  1999                  27.31             0.315              3.117       (0.318)            (0.866)        29.56            13.08
  1998                  25.48             0.332              2.003       (0.341)            (0.164)        27.31             9.22
  1997 (3)              21.57             0.132              3.955       (0.176)                --         25.48            19.06
  1997 (4)              18.05             0.436              4.371       (0.438)            (0.848)        21.57            27.33

  CLASS A SHARES
  2002*                $26.99             0.099             (1.585)      (0.101)            (1.553)       $23.85            (5.48)%
  2001                  29.09             0.160             (0.394)      (0.184)            (1.682)        26.99            (0.80)
  2000                  29.55             0.196              0.993       (0.186)            (1.463)        29.09             4.23
  1999                  27.31             0.245              3.119       (0.255)            (0.866)        29.55            12.79
  1998                  25.48             0.262              2.007       (0.275)            (0.164)        27.31             8.96
  1997 (3)              21.57             0.106              3.953       (0.147)                --         25.48            18.90
  1997 (4)              18.05             0.389              4.368       (0.393)            (0.848)        21.57            27.04

  CLASS B SHARES
  2002*                $26.81             0.030             (1.586)      (0.031)            (1.553)       $23.67            (5.79)%
  2001                  28.95            (0.013)            (0.411)      (0.034)            (1.682)        26.81            (1.48)
  2000                  29.46             0.032              0.950       (0.029)            (1.463)        28.95             3.50
  1999                  27.28             0.024              3.113       (0.088)            (0.866)        29.46            11.89
  1998  (1)             26.82             0.046              0.479       (0.064)                --         27.28             3.94**

  CLASS C SHARES
  2002*                $26.80             0.034             (1.599)      (0.032)            (1.553)       $23.65            (5.82)%
  2001                  28.94            (0.093)            (0.329)      (0.036)            (1.682)        26.80            (1.47)
  2000 (2)              29.50             0.128              0.819       (0.044)            (1.463)        28.94             3.37



                                                                                                   RATIO OF
                                                           RATIO                               NET INVESTMENT
                         NET                             OF EXPENSES        RATIO OF       INCOME (LOSS) TO
                       ASSETS,            RATIO          TO AVERAGE      NET INVESTMENT         AVERAGE
                         END           OF EXPENSES       NET ASSETS       INCOME (LOSS)       NET ASSETS        PORTFOLIO
                      OF PERIOD        TO AVERAGE         EXCLUDING        TO AVERAGE          EXCLUDING        TURNOVER
                        (000)          NET ASSETS        FEE WAIVERS       NET ASSETS         FEE WAIVERS         RATE
-----------------------------------------------------------------------------------------------------------------------------------
-----------
GROWTH FUND
-----------
  FIDUCIARY SHARES
  2002*              $195,055              0.93%             1.10%           (0.06)%           (0.23)%            69%
  2001+               279,625              0.92              1.11            (0.46)            (0.65)             26
  2000                722,376              0.92              1.09            (0.32)            (0.49)             67
  1999                738,548              0.90              1.09            (0.14)            (0.33)             52
  1998                499,060              0.91              1.08             0.08             (0.09)             67
  1997                297,879              0.92              1.24             0.39              0.07             118

  CLASS A SHARES
  2002*              $ 21,021              1.18%             1.35%           (0.31)%           (0.48)%            69%
  2001+                24,223              1.17              1.36            (0.71)            (0.90)             26
  2000                 54,199              1.17              1.34            (0.60)            (0.77)             67
  1999                 24,579              1.14              1.34            (0.38)            (0.58)             52
  1998                 17,173              1.16              1.34            (0.17)            (0.35)             67
  1997                  7,816              1.04              1.49             0.28             (0.18)            118

  CLASS B SHARES
  2002*              $ 12,907              1.83%             1.86%           (0.96)%           (0.99)%            69%
  2001+                14,450              1.82              1.86            (1.35)            (1.39)             26
  2000                 24,407              1.82              1.84            (1.26)            (1.28)             67
  1999                 11,111              1.79              1.84            (1.04)            (1.09)             52
  1998  (1)             1,948              1.81**            1.84**          (0.94)**          (0.97)**           67

  CLASS C SHARES
  2002*              $    857              1.83%             1.86%           (0.96)%           (0.99)%            69%
  2001+                   817              1.82              1.86            (1.35)            (1.39)             26
  2000  (2)               817              1.82**            1.84**          (1.46)**          (1.48)**           67

-------------------
VALUE MOMENTUM FUND
-------------------

  FIDUCIARY SHARES
  2002*              $453,968              0.92%             1.10%            1.08%             0.90%              9%
  2001                482,337              0.92              1.10             0.85              0.67               3
  2000                619,618              0.90              1.09             0.88              0.69               3
  1999                843,316              0.81              1.09             1.15              0.87               9
  1998                863,627              0.81              1.08             1.25              0.98               7
  1997 (3)            463,434              0.78**            0.94**           1.65**            1.49**             1
  1997 (4)            317,482              0.79              0.79             2.26              2.26               9

  CLASS A SHARES
  2002*              $ 39,576              1.17%             1.35%            0.83%             0.65%              9%
  2001                 42,466              1.17              1.35             0.59              0.41               3
  2000                 40,930              1.15              1.34             0.62              0.43               3
  1999                 36,495              1.06              1.34             0.90              0.62               9
  1998                 35,325              1.06              1.33             0.99              0.72               7
  1997 (3)             20,750              1.03**            1.25**           1.40**            1.17**             1
  1997 (4)             15,963              1.04              1.19             2.01              1.86               9

  CLASS B SHARES
  2002*              $  9,835              1.82%             1.85%            0.19%             0.16%              9%
  2001                 10,292              1.82              1.85            (0.05)            (0.08)              3
  2000                  8,336              1.82              1.84            (0.06)            (0.08)              3
  1999                  6,506              1.81              1.84             0.14              0.11               9
  1998  (1)             5,202              1.81**            1.84**           0.15**            0.13**             7

  CLASS C SHARES
  2002*              $  1,199              1.82%             1.85%            0.18%             0.15%              9%
  2001                  1,038              1.82              1.85            (0.06)            (0.09)              3
  2000 (2)                568              1.82**            1.84**          (0.21)**          (0.23)**            3



The accompanying notes are an integral part of the financial statements.

74  1.800.433.6884

[Grand Tetons Graphic Omitted]


                                      INVESTMENT ACTIVITIES                 DISTRIBUTIONS
                     NET         --------------------------------     -------------------------             NET
                    ASSET                          NET REALIZED                                            ASSET
                   VALUE,             NET         AND UNREALIZED          NET                             VALUE,
                  BEGINNING       INVESTMENT      GAIN (LOSS) ON      INVESTMENT         CAPITAL            END         TOTAL***
                  OF PERIOD      INCOME (LOSS)      INVESTMENTS         INCOME            GAINS          OF PERIOD       RETURN
----------------------------------------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------
  FIDUCIARY SHARES
  2002*              $11.04             0.066            (1.206)           (0.060)              --         $ 9.84       (10.34)%
  2001                12.35             0.129            (0.438)           (0.127)          (0.874)         11.04        (2.90)
  2000                17.78             0.227            (1.864)           (0.228)          (3.565)         12.35        (9.67)
  1999                17.92             0.247             2.072            (0.249)          (2.206)         17.78        14.23
  1998                18.21             0.305             1.486            (0.302)          (1.776)         17.92        10.79
  1997                14.27             0.372             5.019            (0.368)          (1.083)         18.21        40.13

  CLASS A SHARES
  2002*              $11.06             0.050            (1.202)           (0.048)              --         $ 9.86       (10.43)%
  2001                12.38             0.097            (0.445)           (0.098)          (0.874)         11.06        (3.22)
  2000                17.81             0.210            (1.882)           (0.193)          (3.565)         12.38        (9.86)
  1999                17.95             0.189             2.087            (0.208)          (2.206)         17.81        13.94
  1998                18.24             0.262             1.486            (0.258)          (1.776)         17.95        10.50
  1997                14.29             0.363             5.028            (0.358)          (1.083)         18.24        39.97

  CLASS B SHARES
  2002*              $10.97             0.013            (1.180)           (0.023)              --         $ 9.78       (10.64)%
  2001                12.30             0.020            (0.442)           (0.034)          (0.874)         10.97        (3.84)
  2000                17.74             0.101            (1.864)           (0.112)          (3.565)         12.30       (10.50)
  1999                17.90             0.089             2.071            (0.115)          (2.206)         17.74        13.25
  1998 (1)            16.88             0.057             1.034            (0.072)              --          17.90        13.10**

  CLASS C SHARES
  2002*              $10.96             0.047            (1.221)           (0.026)              --         $ 9.76       (10.71)%
  2001                12.29             0.004            (0.428)           (0.032)          (0.874)         10.96        (3.86)
  2000 (2)            16.51             0.062            (0.643)           (0.074)          (3.565)         12.29        (4.10)

-----------------
CORE EQUITY FUND
-----------------

  FIDUCIARY SHARES
  2002*              $ 8.26             0.023            (0.551)           (0.022)              --         $ 7.71        (6.40)%
  2001                 9.76             0.044            (1.495)           (0.047)          (0.002)          8.26       (14.91)
  2000 (5)            10.00             0.012            (0.243)           (0.009)              --           9.76        (2.31)

  CLASS A SHARES
  2002*              $ 8.25             0.014            (0.551)           (0.013)              --         $ 7.70        (6.51)%
  2001                 9.76             0.028            (1.507)           (0.029)          (0.002)          8.25       (15.19)
  2000 (6)             9.88             0.006            (0.119)           (0.007)              --           9.76        (1.14)

  CLASS B SHARES
  2002*              $ 8.22            (0.004)           (0.556)               --               --         $ 7.66        (6.81)%
  2001                 9.75            (0.013)           (1.513)           (0.002)          (0.002)          8.22       (15.66)
  2000 (6)             9.88             0.004            (0.127)           (0.007)              --           9.75        (1.24)




                                                                                              RATIO OF
                                                          RATIO                          NET INVESTMENT
                       NET                            OF EXPENSES        RATIO OF       INCOME (LOSS) TO
                     ASSETS,            RATIO          TO AVERAGE      NET INVESTMENT        AVERAGE
                       END           OF EXPENSES       NET ASSETS       INCOME (LOSS)      NET ASSETS         PORTFOLIO
                    OF PERIOD        TO AVERAGE         EXCLUDING        TO AVERAGE         EXCLUDING         TURNOVER
                      (000)          NET ASSETS        FEE WAIVERS       NET ASSETS        FEE WAIVERS          RATE
---------------------------------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------
  FIDUCIARY SHARES
  2002*               $116,226               0.91%             1.08%           1.27%             1.10%             92%
  2001                 189,327               0.91              1.06            1.08              0.93             138
  2000                 290,327               0.89              1.10            1.61              1.40              97
  1999                 628,839               0.88              1.09            1.43              1.22              71
  1998                 670,298               0.92              1.09            1.63              1.45              69
  1997                 352,725               0.99              1.21            2.39              2.17              46

  CLASS A SHARES
  2002*               $ 40,995               1.16%             1.33%           1.02%             0.85%             92%
  2001                  50,776               1.16              1.31            0.81              0.66             138
  2000                  63,180               1.16              1.37            1.17              0.96              97
  1999                  22,329               1.13              1.34            1.17              0.96              71
  1998                  23,024               1.17              1.34            1.39              1.22              69
  1997                  14,152               1.06              1.46            2.32              1.92              46

  CLASS B SHARES
  2002*               $  2,917               1.81%             1.84%           0.34%             0.31%             92%
  2001                   3,521               1.81              1.83            0.16              0.14             138
  2000                   3,786               1.80              1.86            0.66              0.60              97
  1999                   4,543               1.78              1.84            0.50              0.44              71
  1998 (1)               1,816               1.82**            1.85**          0.38**            0.36**            69

  CLASS C SHARES
  2002*               $     47               1.82%             1.84%           0.23%             0.21%             92%
  2001                      16               1.81              1.83            0.18              0.16             138
  2000 (2)                  38               1.80**            1.86**          0.08**            0.02**            97

-----------------
CORE EQUITY FUND
-----------------

  FIDUCIARY SHARES
  2002*               $117,185               0.92%             1.10%           0.62%             0.44%              2%
  2001                  96,112               0.92              1.12            0.49              0.29              14
  2000 (5)              34,210               0.92**            1.09**          1.21**            1.04**             3

  CLASS A SHARES
  2002*               $  1,882               1.17%             1.35%           0.37%             0.19%              2%
  2001                   1,870               1.17              1.37            0.23              0.03              14
  2000 (6)                  27               1.17**            1.34**          0.90**            0.73**             3

  CLASS B SHARES
  2002*               $  2,560               1.82%             1.85%          (0.29)%           (0.32)%             2%
  2001                   1,883               1.82              1.87           (0.44)            (0.49)             14
  2000 (6)                 140               1.82**            1.84**          0.72**            0.70**             3


Amounts designated as "--" are either $0 or have been rounded to $0.
  * For the six month period ended January 31, 2002 (unaudited). All ratios for the period have been annualized.
 ** Annualized.
*** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
  + Per share amounts calculated using average shares method.
(1) Commenced operations on February 2, 1998.
(2) Commenced operations on November 30, 1999.
(3) For the six month period ended July 31.
(4) For the year ended January 31.
(5) Commenced operations on May 31, 2000.
(6) Commenced operations on June 30, 2000.



The accompanying notes are an integral part of the financial statements.

                                                      WWW.HIGHMARKFUNDS.COM 75

[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,


                                            INVESTMENT ACTIVITIES                 DISTRIBUTIONS
                         NET          ------------------------------      ----------------------------         NET
                        ASSET                          NET REALIZED                                            ASSET
                       VALUE,             NET         AND UNREALIZED          NET                             VALUE,
                      BEGINNING       INVESTMENT        GAIN (LOSS)       INVESTMENT         CAPITAL            END         TOTAL***
                      OF PERIOD      INCOME (LOSS)    ON INVESTMENTS        INCOME            GAINS          OF PERIOD      RETURN
------------------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

  FIDUCIARY SHARES
  2002*              $14.03             0.155            (0.594)           (0.153)          (0.258)        $13.18            (3.13)%
  2001                15.74             0.331            (1.224)           (0.346)          (0.471)         14.03            (5.85)
  2000                17.21             0.431            (0.077)           (0.426)          (1.398)         15.74             2.28
  1999                16.73             0.428             1.172            (0.436)          (0.684)         17.21             9.96
  1998                16.46             0.446             0.724            (0.458)          (0.442)         16.73             7.31
  1997 (1)            15.04             0.228             1.712            (0.228)          (0.290)         16.46            13.35
  1997 (2)            13.92             0.422             1.699            (0.409)          (0.595)         15.04            16.30

  CLASS A SHARES
  2002*              $14.01             0.139            (0.593)           (0.138)          (0.258)        $13.16            (3.25)%
  2001                15.73             0.290            (1.229)           (0.310)          (0.471)         14.01            (6.15)
  2000                17.20             0.391            (0.077)           (0.386)          (1.398)         15.73             2.03
  1999                16.73             0.383             1.167            (0.396)          (0.684)         17.20             9.64
  1998                16.45             0.402             0.736            (0.416)          (0.442)         16.73             7.12
  1997 (1)            15.03             0.209             1.712            (0.209)          (0.290)         16.45            13.22
  1997 (2)            13.91             0.464             1.706            (0.455)          (0.595)         15.03            16.04

  CLASS B SHARES
  2002*              $13.99             0.095            (0.598)           (0.099)          (0.258)        $13.13            (3.61)%
  2001                15.70             0.200            (1.222)           (0.217)          (0.471)         13.99            (6.69)
  2000                17.18             0.288            (0.086)           (0.284)          (1.398)         15.70             1.33
  1999                16.73             0.278             1.161            (0.301)          (0.684)         17.18             8.91
  1998 (3)            16.55             0.155             0.197            (0.175)              --          16.73             4.32**

  CLASS C SHARES
  2002*              $13.99             0.101            (0.602)           (0.101)          (0.258)        $13.13            (3.60)%
  2001                15.71             0.210            (1.238)           (0.221)          (0.471)         13.99            (6.72)
  2000 (4)            17.07             0.153             0.042            (0.157)          (1.398)         15.71             1.29

--------------------
SMALL CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2002+*             $11.85             0.003             0.291+++             --           (0.584)        $11.56             2.86%
  2001                13.61             0.063            (0.536)           (0.047)          (1.240)         11.85            (2.80)
  2000                12.55             0.202             1.746            (0.251)++        (0.637)         13.61            16.43
  1999 (5)            10.00             0.018             2.536            (0.004)              --          12.55            25.54

  CLASS A SHARES
  2002+*             $11.76            (0.011)            0.295+++             --           (0.584)        $11.46             2.80%
  2001                13.53             0.138            (0.645)           (0.023)          (1.240)         11.76            (3.10)
  2000                12.52             0.222             1.677            (0.252)++        (0.637)         13.53            16.06
  1999 (5)            10.00            (0.003)            2.526            (0.003)              --          12.52            25.24

  CLASS B SHARES
  2002+*             $11.63            (0.042)            0.296+++             --           (0.584)        $11.30             2.57%
  2001                13.45             0.091            (0.671)               --           (1.240)         11.63            (3.71)
  2000                12.46             0.169             1.672            (0.214)++        (0.637)         13.45            15.63
  1999 (5)            10.00            (0.041)            2.501                --               --          12.46            24.60

  CLASS C SHARES
  2002+*             $11.60            (0.042)            0.286+++             --           (0.584)        $11.26             2.49%
  2001                13.43             0.043            (0.625)           (0.008)          (1.240)         11.60            (3.71)
  2000 (4)            12.48             0.325             1.516            (0.254)++        (0.637)         13.43            15.64

                                                                                                    RATIO OF
                                                                   RATIO                          NET INVESTMENT
                                NET                             OF EXPENSES        RATIO OF      INCOME (LOSS) TO
                              ASSETS,            RATIO          TO AVERAGE      NET INVESTMENT        AVERAGE
                                END           OF EXPENSES       NET ASSETS       INCOME (LOSS)      NET ASSETS         PORTFOLIO
                             OF PERIOD        TO AVERAGE         EXCLUDING        TO AVERAGE         EXCLUDING         TURNOVER
                               (000)          NET ASSETS        FEE WAIVERS       NET ASSETS        FEE WAIVERS          RATE
------------------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

  FIDUCIARY SHARES
  2002*                     $297,302               0.92%             1.10%           2.30%             2.12%              5%
  2001                       321,263               0.92              1.10            2.24              2.06              11
  2000                       401,742               0.92              1.09            2.65              2.48              25
  1999                       451,411               0.92              1.09            2.60              2.43              34
  1998                       448,783               0.91              1.08            2.67              2.50              22
  1997 (1)                   400,442               0.83**            0.98**          2.99**            2.85**            10
  1997 (2)                   307,531               0.79              0.79            3.48              3.48              27

  CLASS A SHARES
  2002*                     $  9,023               1.17%             1.35%           2.05%             1.87%              5%
  2001                         9,106               1.17              1.35            1.99              1.81              11
  2000                        10,588               1.17              1.34            2.39              2.22              25
  1999                        11,236               1.17              1.34            2.35              2.18              34
  1998                        10,629               1.16              1.33            2.42              2.24              22
  1997 (1)                     9,214               1.07**            1.30**          2.75**            2.53**            10
  1997 (2)                     8,833               1.04              1.19            3.22              3.07              27

  CLASS B SHARES
  2002*                     $  5,066               1.82%             1.85%           1.40%             1.37%              5%
  2001                         5,218               1.82              1.85            1.34              1.31              11
  2000                         4,681               1.82              1.84            1.72              1.70              25
  1999                         3,594               1.82              1.84            1.68              1.66              34
  1998 (3)                       967               1.80**            1.83**          1.77**            1.74**            22

  CLASS C SHARES
  2002*                     $    162               1.83%             1.85%           1.39%             1.37%              5%
  2001                           103               1.82              1.85            1.33              1.30              11
  2000 (4)                        46               1.82**            1.84**          1.39**            1.37**            25

--------------------
SMALL CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2002+*                    $ 62,420               1.44%             1.61%           0.06%            (0.11)%            93%
  2001                        78,869               1.44              1.55            0.27              0.13             215
  2000                       134,616               1.34              1.51            0.69              0.52              57
  1999 (5)                    80,423               1.54**            1.71**          0.28**            0.11**            74

  CLASS A SHARES
  2002+*                    $  7,983               1.69%             1.86%          (0.19)%           (0.36)%            93%
  2001                         9,496               1.69              1.80           (0.06)            (0.20)            215
  2000                         8,280               1.55              1.71            0.53              0.37              57
  1999 (5)                       912               1.77**            1.94**         (0.11)**          (0.28)**           74

  CLASS B SHARES
  2002+*                    $  6,554               2.29%             2.31%          (0.77)%           (0.79)%            93%
  2001                         6,081               2.29              2.31           (0.55)            (0.57)            215
  2000                         4,477               2.22              2.24           (0.15)            (0.17)             57
  1999 (5)                     1,012               2.39**            2.42**         (1.40)**          (1.43)**           74

  CLASS C SHARES
  2002+*                    $    647               2.29%             2.31%          (0.77)%           (0.79)%            93%
  2001                           671               2.29              2.31           (0.66)            (0.68)            215
  2000 (4)                       362               2.22**            2.24**          0.07**            0.05**            57

The accompanying notes are an integral part of the financial statements.

76  1.800.433.6884

[Grand Tetons Graphic Omitted]


                                        INVESTMENT ACTIVITIES                 DISTRIBUTIONS
                     NET          ------------------------------      ---------------------------          NET
                    ASSET                          NET REALIZED                                           ASSET
                   VALUE,             NET         AND UNREALIZED          NET                             VALUE,
                  BEGINNING       INVESTMENT        GAIN (LOSS)       INVESTMENT           CAPITAL         END            TOTAL***
                  OF PERIOD      INCOME (LOSS)    ON INVESTMENTS        INCOME              GAINS       OF PERIOD          RETURN
------------------------------------------------------------------------------------------------------------------------------------

-------------------------
INTERNATIONAL EQUITY FUND
-------------------------

  FIDUCIARY SHARES
  2002+*             $29.60            (0.018)           (2.737)           (0.125)              --         $26.72           (9.32)%
  2001                43.25             0.032           (10.823)           (0.109)          (2.750)         29.60          (26.17)
  2000                39.38             0.146             4.298            (0.277)          (0.297)         43.25           11.21
  1999                37.32             0.210             1.982            (0.132)              --          39.38            5.90
  1998                38.69             0.767            (1.178)           (0.592)          (0.367)         37.32           (0.82)
  1997 (1)            34.52             0.212             3.958                --               --          38.69           12.08
  1997 (2)            37.49             0.220            (0.965)           (0.812)          (1.416)         34.52           (2.14)

  CLASS A SHARES
  2002+*             $29.43            (0.046)           (2.744)               --               --         $26.64           (9.48)%
  2001                43.15            (0.088)          (10.806)           (0.076)          (2.750)         29.43          (26.47)
  2000 (4)            44.06             0.626            (0.968)           (0.271)          (0.297)         43.15           (0.84)

  CLASS B SHARES
  2002+*             $29.26            (0.156)           (2.674)               --               --         $26.43           (9.67)%
  2001                43.02            (0.316)          (10.694)               --           (2.750)         29.26          (26.80)
  2000 (4)            44.06             0.462            (0.949)           (0.256)          (0.297)         43.02           (1.17)

  CLASS C SHARES
  2002+*             $29.26            (0.163)           (2.667)               --               --         $26.43           (9.67)%
  2001                43.02            (0.176)          (10.834)               --           (2.750)         29.26          (26.80)
  2000 (4)            44.06             0.322            (0.816)           (0.249)          (0.297)         43.02           (1.19)

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

  FIDUCIARY SHARES
  2002*              $10.32             0.206             0.053            (0.205)          (0.034)        $10.34            2.52%
  2001                 9.97             0.429             0.345            (0.424)              --          10.32            7.92
  2000                 9.96             0.441             0.008            (0.439)              --           9.97            4.68
  1999                10.04             0.438            (0.086)           (0.436)              --           9.96            3.54
  1998                10.01             0.457             0.008            (0.435)              --          10.04            4.75
  1997 (1)             9.76             0.206             0.256            (0.215)              --          10.01            4.84
  1997 (2)             9.85             0.430            (0.078)           (0.442)              --           9.76            3.72

  CLASS A SHARES
  2002*              $10.28             0.206             0.053            (0.205)          (0.034)        $10.30            2.53%
  2001                 9.94             0.422             0.342            (0.424)              --          10.28            7.85
  2000                 9.93             0.426             0.023            (0.439)              --           9.94            4.69
  1999                10.01             0.429            (0.078)           (0.436)              --           9.93            3.55
  1998                 9.99             0.423             0.032            (0.435)              --          10.01            4.66
  1997 (1)             9.74             0.222             0.240            (0.215)              --           9.99            4.85
  1997 (2)             9.84             0.458            (0.112)           (0.442)              --           9.74            3.62

  CLASS B SHARES
  2002*              $10.29             0.155             0.058            (0.159)          (0.034)        $10.31            2.08%
  2001                 9.95             0.338             0.335            (0.333)              --          10.29            6.87
  2000 (4)             9.84             0.225             0.128            (0.243)              --           9.95            3.65

                                                                                                     RATIO OF
                                                                   RATIO                          NET INVESTMENT
                                NET                             OF EXPENSES        RATIO OF      INCOME (LOSS) TO
                              ASSETS,            RATIO          TO AVERAGE      NET INVESTMENT        AVERAGE
                                END           OF EXPENSES       NET ASSETS       INCOME (LOSS)      NET ASSETS         PORTFOLIO
                             OF PERIOD        TO AVERAGE         EXCLUDING        TO AVERAGE         EXCLUDING         TURNOVER
                               (000)          NET ASSETS        FEE WAIVERS       NET ASSETS        FEE WAIVERS          RATE
------------------------------------------------------------------------------------------------------------------------------------

-------------------------
INTERNATIONAL EQUITY FUND
-------------------------

  FIDUCIARY SHARES
  2002+*                    $ 36,663               1.47%             1.65%          (0.13)%           (0.31)%            93%
  2001                       112,325               1.45              1.60            0.18              0.03             151
  2000                       121,581               1.43              1.63            0.32              0.12              49
  1999                       108,537               1.36              1.63            0.42              0.15              87
  1998                        91,970               1.34              1.61            0.71              0.44              72
  1997 (1)                    52,467               1.22**            1.41**          1.16**            0.97**            18
  1997 (2)                    46,373               1.18              1.28            0.60              0.50              29

  CLASS A SHARES
  2002+*                    $    833               1.67%             1.85%          (0.33)%           (0.51)%            93%
  2001                         5,043               1.70              1.85           (0.08)            (0.23)            151
  2000 (4)                     1,548               1.70**            1.85**          0.56**            0.41**            49

  CLASS B SHARES
  2002+*                    $    617               2.37%             2.39%          (1.14)%           (1.16)%            93%
  2001                           865               2.33              2.35           (0.72)            (0.74)            151
  2000 (4)                       960               2.36**            2.39**         (0.18)**          (0.21)**           49

  CLASS C SHARES
  2002+*                    $     13               2.37%             2.39%          (1.19)%           (1.21)%            93%
  2001                            15               2.33              2.35           (0.77)            (0.79)            151
  2000 (4)                         9               2.36**            2.39**         (0.33)**          (0.36)**           49

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

  FIDUCIARY SHARES
  2002*                     $124,487               0.47%             0.99%           3.93%             3.41%              2%
  2001                       123,568               0.46              0.97            4.20              3.69              12
  2000                       139,098               0.44              1.01            4.45              3.88              10
  1999                       149,365               0.45              1.02            4.29              3.72              11
  1998                       157,062               0.42              1.04            4.46              3.84              23
  1997 (1)                    11,292               0.21**            0.91**          4.56**            3.85**             5
  1997 (2)                     7,435               0.20              0.85            4.69              4.04               6

  CLASS A SHARES
  2002*                     $ 83,954               0.47%             1.24%           3.93%             3.16%              2%
  2001                        68,797               0.46              1.22            4.20              3.44              12
  2000                        31,261               0.44              1.26            4.46              3.64              10
  1999                        17,759               0.45              1.27            4.30              3.48              11
  1998                        12,925               0.31              1.29            4.37              3.39              23
  1997 (1)                    11,214               0.21**            1.22**          4.55**            3.54**             5
  1997 (2)                     5,791               0.20              1.25            4.69              3.64               6

  CLASS B SHARES
  2002*                     $  5,689               1.47%             1.75%           2.94%             2.66%              2%
  2001                         3,349               1.46              1.73            3.20              2.93              12
  2000 (4)                       425               1.44**            1.76**          3.50**            3.18**            10

Amounts designated as "--" are either $0 or have been rounded to $0.

   * For the six month period ended January 31, 2002 (unaudited). All ratios for the period have been annualized.
  ** Annualized.
 *** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
  +  Per share amounts calculated using average shares method.
 ++  Includes a 0.037 distribution in excess of net investment income.
+++  The amount shown for the six month period ended January 31, 2002 for a share outstanding throughout the period does not accord with aggregate net losses on investments for that period because of the sales and repurchases of the Fund shares in relation to fluctuating market value of the investments of the Fund.
(1)  For the six month period ended July 31.
(2)  For the year ended January 31.
(3)  Commenced operations on February 2, 1998.
(4)  Commenced operations on November 30, 1999.
(5)  Commenced operations on September 17, 1998.


The accompanying notes are an integral part of the financial statements.

                                                        www.highmarkfunds.com 77

[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,


                                       INVESTMENT ACTIVITIES                DISTRIBUTIONS
                     NET          ------------------------------      --------------------------           NET
                    ASSET                          NET REALIZED                                           ASSET
                   VALUE,             NET         AND UNREALIZED          NET                             VALUE,
                  BEGINNING       INVESTMENT        GAIN (LOSS)       INVESTMENT         CAPITAL           END             TOTAL***
                  OF PERIOD         INCOME        ON INVESTMENTS        INCOME            GAINS          OF PERIOD         RETURN
------------------------------------------------------------------------------------------------------------------------------------

---------
BOND FUND
---------

  FIDUCIARY SHARES
  2002*              $10.88             0.318            (0.091)           (0.317)          --             $10.79            2.10%
  2001                10.25             0.641             0.629            (0.640)          --              10.88           12.73
  2000                10.39             0.625            (0.139)           (0.626)          --              10.25            4.86
  1999                10.81             0.605            (0.426)           (0.600)          --              10.39            1.60
  1998                10.67             0.615             0.150            (0.627)          --              10.81            7.41
  1997                10.23             0.628             0.421            (0.609)          --              10.67           10.59

  CLASS A SHARES
  2002*              $10.78             0.310            (0.093)           (0.317)          --             $10.68            2.02%
  2001                10.16             0.639             0.621            (0.640)          --              10.78           12.75
  2000                10.30             0.630            (0.144)           (0.626)          --              10.16            4.90
  1999                10.73             0.610            (0.440)           (0.600)          --              10.30            1.52
  1998                10.59             0.605             0.162            (0.627)          --              10.73            7.47
  1997                10.15             0.642             0.403            (0.609)          --              10.59           10.68

  CLASS B SHARES
  2002*              $10.76             0.266            (0.105)           (0.271)          --             $10.65            1.50%
  2001 (1)            10.39             0.361             0.389            (0.380)          --              10.76            7.32

------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

  FIDUCIARY SHARES
  2002*              $ 1.00             0.012                --            (0.012)          --             $ 1.00            1.22%
  2001                 1.00             0.050                --            (0.050)          --               1.00            5.09
  2000                 1.00             0.049                --            (0.049)          --               1.00            5.05
  1999                 1.00             0.043                --            (0.043)          --               1.00            4.43
  1998                 1.00             0.049                --            (0.049)          --               1.00            5.02
  1997                 1.00             0.046                --            (0.046)          --               1.00            4.65

  CLASS A SHARES
  2002*              $ 1.00             0.011                --            (0.011)          --             $ 1.00            1.10%
  2001                 1.00             0.047                --            (0.047)          --               1.00            4.83
  2000                 1.00             0.047                --            (0.047)          --               1.00            4.79
  1999                 1.00             0.041                --            (0.041)          --               1.00            4.17
  1998                 1.00             0.047                --            (0.047)          --               1.00            4.75
  1997                 1.00             0.045                --            (0.045)          --               1.00            4.58

  CLASS S SHARES
  2002*              $ 1.00             0.009                --            (0.009)          --             $ 1.00            0.94%
  2001                 1.00             0.044                --            (0.044)          --               1.00            4.52
  2000 (2)             1.00             0.037                --            (0.037)          --               1.00            3.81

                                                                                                     RATIO OF
                                                                  RATIO                           NET INVESTMENT
                                NET                             OF EXPENSES        RATIO OF         INCOME TO
                              ASSETS,            RATIO          TO AVERAGE      NET INVESTMENT       AVERAGE
                                END           OF EXPENSES       NET ASSETS          INCOME          NET ASSETS         PORTFOLIO
                             OF PERIOD        TO AVERAGE         EXCLUDING        TO AVERAGE        EXCLUDING          TURNOVER
                              (000)          NET ASSETS        FEE WAIVERS       NET ASSETS        FEE WAIVERS          RATE
------------------------------------------------------------------------------------------------------------------------------------

---------
BOND FUND
---------

  FIDUCIARY SHARES
  2002*                     $522,352               0.75%             1.00%           5.77%             5.52%              7%
  2001                       533,310               0.75              0.98            6.05              5.82              19
  2000                       342,388               0.75              1.01            6.06              5.80              27
  1999                       334,900               0.75              1.01            5.69              5.43              39
  1998                       206,125               0.75              1.02            5.86              5.60              16
  1997                        71,571               0.85              1.42            6.11              5.54              14

  CLASS A SHARES
  2002*                     $ 19,344               0.75%             1.25%           5.77%             5.27%              7%
  2001                        15,316               0.75              1.23            5.98              5.50              19
  2000                         6,183               0.75              1.26            6.11              5.60              27
  1999                         2,638               0.75              1.26            5.67              5.16              39
  1998                         1,912               0.75              1.26            5.85              5.33              16
  1997                           606               0.85              1.68            6.10              5.27              14

  CLASS B SHARES
  2002*                     $  5,010               1.73%             1.76%           4.81%             4.78%              7%
  2001 (1)                     2,278               1.73**            1.75**          4.29**            4.27**            19

------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

  FIDUCIARY SHARES
  2002*                     $539,428               0.47%             0.80%           2.35%             2.02%             --
  2001                       366,161               0.47              0.79            4.94              4.62              --
  2000                       380,496               0.47              0.79            4.95              4.63              --
  1999                       263,561               0.47              0.79            4.35              4.03              --
  1998                       227,733               0.46              0.78            4.91              4.59              --
  1997                       243,464               0.64              0.92            4.61              4.33              --

  CLASS A SHARES
  2002*                     $249,894               0.72%             1.05%           2.16%             1.83%             --
  2001                       252,535               0.72              1.04            4.70              4.38              --
  2000                       275,433               0.72              1.04            4.49              4.17              --
  1999                       976,971               0.72              1.04            4.07              3.75              --
  1998                       727,087               0.71              1.03            4.65              4.33              --
  1997                       558,972               0.72              1.10            4.55              4.17              --

  CLASS S SHARES
  2002*                     $809,164               1.02%             1.10%           1.86%             1.78%             --
  2001                       810,796               1.02              1.09            4.42              4.35              --
  2000 (2)                   693,771               1.02**            1.09**          4.55**            4.48**            --

        The accompanying notes are an integral part of the financial statements.

78  1.800.433.6884

[Grand Tetons Graphic Omitted]


                                         INVESTMENT ACTIVITIES                DISTRIBUTIONS
                         NET        ------------------------------       ----------------------              NET
                        ASSET                         NET REALIZED                                          ASSET
                       VALUE,           NET          AND UNREALIZED          NET                            VALUE,
                      BEGINNING     INVESTMENT         GAIN (LOSS)       INVESTMENT     CAPITAL              END           TOTAL***
                      OF PERIOD       INCOME         ON INVESTMENTS        INCOME        GAINS            OF PERIOD        RETURN
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

  FIDUCIARY SHARES
  2002*               $1.00           0.012               --             (0.012)           --               $1.00          1.18%
  2001                 1.00           0.051               --             (0.051)           --                1.00          5.24
  2000                 1.00           0.053               --             (0.053)           --                1.00          5.38
  1999                 1.00           0.046               --             (0.046)           --                1.00          4.64
  1998                 1.00           0.050               --             (0.050)           --                1.00          5.16
  1997                 1.00           0.047               --             (0.047)           --                1.00          4.78

  CLASS A SHARES
  2002*               $1.00           0.011               --             (0.011)           --               $1.00          1.05%
  2001                 1.00           0.049               --             (0.049)           --                1.00          4.97
  2000                 1.00           0.050               --             (0.050)           --                1.00          5.12
  1999                 1.00           0.043               --             (0.043)           --                1.00          4.39
  1998                 1.00           0.048               --             (0.048)           --                1.00          4.90
  1997                 1.00           0.046               --             (0.046)           --                1.00          4.70

  CLASS B SHARES
  2002*               $1.00           0.007               --             (0.007)           --               $1.00          0.67%
  2001                 1.00           0.041               --             (0.041)           --                1.00          4.20
  2000                 1.00           0.043               --             (0.043)           --                1.00          4.34
  1999                 1.00           0.036               --             (0.036)           --                1.00          3.62
  1998 (3)                            1.00             0.021                 --        (0.021)                 --          1.00

  CLASS S SHARES
  2002*               $1.00           0.009               --             (0.009)           --               $1.00          0.90%
  2001                 1.00           0.046               --             (0.046)           --                1.00          4.66
  2000 (2)             1.00           0.040               --             (0.040)           --                1.00          4.09

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

  FIDUCIARY SHARES
  2002*               $1.00           0.013               --             (0.013)           --               $1.00          1.30%
  2001                 1.00           0.053               --             (0.053)           --                1.00          5.45
  2000                 1.00           0.054               --             (0.054)           --                1.00          5.51
  1999                 1.00           0.047               --             (0.047)           --                1.00          4.78
  1998                 1.00           0.051               --             (0.051)           --                1.00          5.27
  1997 (4)             1.00           0.025               --             (0.025)           --                1.00          5.11**
  1997 (5)             1.00           0.049               --             (0.049)           --                1.00          5.03

  CLASS A SHARES
  2002*               $1.00           0.012               --             (0.012)           --               $1.00          1.17%
  2001                 1.00           0.051               --             (0.051)           --                1.00          5.19
  2000                 1.00           0.051               --             (0.051)           --                1.00          5.24
  1999                 1.00           0.044               --             (0.044)           --                1.00          4.52
  1998                 1.00           0.049               --             (0.049)           --                1.00          5.01
  1997 (4)             1.00           0.024               --             (0.024)           --                1.00          4.86**
  1997 (5)             1.00           0.047               --             (0.047)           --                1.00          4.78

  CLASS S SHARES
  2002*               $1.00           0.010               --             (0.010)           --               $1.00          1.02%
  2001                 1.00           0.048               --             (0.048)           --                1.00          4.88
  2000 (2)             1.00           0.041               --             (0.041)           --                1.00          4.21


                                                                                                      RATIO OF
                                                                  RATIO                            NET INVESTMENT
                          NET                                  OF EXPENSES         RATIO OF          INCOME TO
                        ASSETS,                  RATIO          TO AVERAGE       NET INVESTMENT        AVERAGE
                          END                 OF EXPENSES       NET ASSETS           INCOME          NET ASSETS
                       OF PERIOD              TO AVERAGE         EXCLUDING         TO AVERAGE         EXCLUDING
                         (000)                NET ASSETS        FEE WAIVERS        NET ASSETS        FEE WAIVERS
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

  FIDUCIARY SHARES
  2002*               $  494,347                 0.52%             0.80%              2.31%              2.03%
  2001                   403,244                 0.52              0.80               4.99               4.71
  2000                   329,922                 0.52              0.79               5.22               4.95
  1999                   351,140                 0.52              0.79               4.52               4.25
  1998                   283,096                 0.51              0.79               5.05               4.77
  1997                   252,995                 0.70              0.95               4.69               4.44

  CLASS A SHARES
  2002*               $   50,350                 0.77%             1.05%              2.08%              1.80%
  2001                    47,058                 0.77              1.05               4.79               4.51
  2000                    48,138                 0.77              1.04               4.74               4.47
  1999                   170,974                 0.77              1.04               4.28               4.01
  1998                   122,074                 0.76              1.04               4.80               4.52
  1997                    42,797                 0.78              1.22               4.60               4.16

  CLASS B SHARES
  2002*               $    1,540                 1.52%             1.55%              1.24%              1.21%
  2001                       963                 1.52              1.55               3.72               3.69
  2000                       391                 1.52              1.54               4.31               4.29
  1999                       218                 1.52              1.54               3.46               3.44
  1998 (3)                    --                 1.26**            1.54**             4.30**             4.02**

  CLASS S SHARES
  2002*               $  118,372                 1.07%             1.10%              1.81%              1.78%
  2001                   161,498                 1.07              1.10               4.54               4.51
  2000 (2)               120,125                 1.07**            1.09**             4.85**             4.83**

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

  FIDUCIARY SHARES
  2002*               $2,412,869                 0.52%             0.80%              2.53%              2.25%
  2001                 2,058,393                 0.52              0.80               5.26               4.98
  2000                 1,728,388                 0.52              0.79               5.39               5.12
  1999                 1,324,659                 0.52              0.79               4.68               4.41
  1998                 1,180,141                 0.50              0.77               5.15               4.88
  1997 (4)               971,858                 0.48**            0.64**             5.07**             4.90**
  1997 (5)               523,571                 0.49              0.49               4.93               4.93

  CLASS A SHARES
  2002*               $  808,717                 0.77%             1.05%              2.32%              2.04%
  2001                   863,773                 0.77              1.05               4.98               4.70
  2000                   626,011                 0.77              1.04               4.92               4.65
  1999                 1,641,799                 0.77              1.04               4.42               4.15
  1998                 1,124,280                 0.75              1.02               4.90               4.63
  1997 (4)               799,657                 0.72**            0.95**             4.82**             4.59**
  1997 (5)               576,566                 0.73              0.88               4.69               4.54

  CLASS S SHARES
  2002*               $1,580,837                 1.07%             1.10%              2.02%              1.99%
  2001                 1,584,325                 1.07              1.10               4.78               4.75
  2000 (2)             1,575,659                 1.07**            1.09**             5.02**             5.00**

Amounts designated as "--" are either $0 or have been rounded to $0.
  * For the six month period ended January 31, 2002 (unaudited). All ratios for the period have been annualized.
 ** Annualized.
*** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
(1) Commenced operations on November 30, 2000.
(2) Commenced operations on September 30, 1999.
(3) Commenced operations on February 2, 1998.
(4) For the six month period ended July 31.
(5) For the year ended January 31.

The accompanying notes are an integral part of the financial statements.

                                                        www.highmarkfunds.com 79

[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,


                                       INVESTMENT ACTIVITIES                 DISTRIBUTIONS
                     NET           -----------------------------      -------------------------          NET
                    ASSET                          NET REALIZED                                         ASSET
                   VALUE,             NET         AND UNREALIZED          NET                           VALUE,
                  BEGINNING       INVESTMENT        GAIN (LOSS)       INVESTMENT        CAPITAL          END              TOTAL
                  OF PERIOD         INCOME        ON INVESTMENTS        INCOME           GAINS         OF PERIOD         RETURN***
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

  FIDUCIARY SHARES
  2002*               $1.00          0.007               --             (0.007)           --               $1.00             0.73%
  2001                 1.00          0.029               --             (0.029)           --                1.00             2.95
  2000                 1.00          0.030               --             (0.030)           --                1.00             3.00
  1999                 1.00          0.026               --             (0.026)           --                1.00             2.59
  1998                 1.00          0.031               --             (0.031)           --                1.00             3.14
  1997 (1)             1.00          0.016               --             (0.016)           --                1.00             3.28**
  1997 (2)             1.00          0.031               --             (0.031)           --                1.00             3.12

  CLASS A SHARES
  2002*               $1.00          0.006               --             (0.006)           --               $1.00             0.61%
  2001                 1.00          0.027               --             (0.027)           --                1.00             2.70
  2000                 1.00          0.027               --             (0.027)           --                1.00             2.74
  1999                 1.00          0.023               --             (0.023)           --                1.00             2.34
  1998                 1.00          0.028               --             (0.028)           --                1.00             2.89
  1997 (1)             1.00          0.015               --             (0.015)           --                1.00             2.99**
  1997 (2)             1.00          0.027               --             (0.027)           --                1.00             2.78

  CLASS S SHARES
  2002*               $1.00          0.005               --             (0.005)           --               $1.00             0.46%
  2001                 1.00          0.024               --             (0.024)           --                1.00             2.39
  2000 (3)             1.00          0.021               --             (0.021)           --                1.00             2.09

                                                                                                            RATIO OF
                                                                      RATIO                               NET INVESTMENT
                                NET                                OF EXPENSES          RATIO OF            INCOME TO
                              ASSETS,              RATIO           TO AVERAGE        NET INVESTMENT          AVERAGE
                                END             OF EXPENSES        NET ASSETS            INCOME            NET ASSETS
                             OF PERIOD           TO AVERAGE          EXCLUDING          TO AVERAGE           EXCLUDING
                              (000)              NET ASSETS         FEE WAIVERS         NET ASSETS          FEE WAIVERS
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

  FIDUCIARY SHARES
  2002*                       $284,231              0.42%               0.80%               1.46%               1.08%
  2001                         313,573              0.42                0.80                2.89                2.51
  2000                         269,121              0.40                0.79                2.96                2.57
  1999                         235,687              0.33                0.79                2.55                2.09
  1998                         241,487              0.31                0.78                3.07                2.60
  1997 (1)                     159,297              0.28**              0.69**              3.36**              2.96**
  1997 (2)                      36,207              0.27                0.49                3.08                2.86

  CLASS A SHARES
  2002*                       $258,290              0.67%               1.04%               1.19%               0.82%
  2001                         257,735              0.67                1.05                2.65                2.27
  2000                         206,252              0.65                1.04                2.61                2.22
  1999                         372,701              0.58                1.04                2.30                1.84
  1998                         305,260              0.56                1.03                2.84                2.37
  1997 (1)                     217,229              0.55**              0.97**              3.02**              2.59**
  1997 (2)                     150,688              0.60                0.88                2.75                2.47

  CLASS S SHARES
  2002*                       $ 94,685              0.97%               1.10%               0.90%               0.77%
  2001                         122,194              0.97                1.10                2.38                2.25
  2000 (3)                      88,098              0.96**              1.09**              2.48**              2.35**

Amounts designated as "--" are either $0 or have been rounded to $0.
  * For the six month period ended January 31, 2002 (unaudited). All ratios for the period have been annualized.
 ** Annualized.
*** Total return is for the period indicated and has not been annualized.
(1) For the six month period ended July 31.
(2) For the year ended January 31.
(3) Commenced operations on September 30, 1999.


The accompanying notes are an integral part of the financial statements.

80  1.800.433.6884

[Grand Tetons Graphic Omitted]

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2002 (UNAUDITED)

1. ORGANIZATION
HighMark Funds ("HighMark" or "the Funds") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987. Prior to December 4, 1996, HighMark was known as The HighMark Group.

The Funds are registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company with fourteen funds: the Growth Fund, the Value Momentum Fund, the Large Cap Value Fund, the Core Equity Fund, the Balanced Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the International Equity Fund, the California Intermediate Tax-Free Bond Fund, the Bond Fund, (collectively the "Non-Money Market Funds") and the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund and the California Tax-Free Money Market Fund (collectively the "Money Market Funds"). The Small Cap Growth Fund is not currently operational. HighMark is registered to offer six classes of shares, Class A, Class B and Class C shares (collectively called the "Retail Shares"), Fiduciary Shares, Class I Shares and Class S Shares. Class I Shares are not currently being offered. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds.

BASIS OF PRESENTATION OF STATEMENTS -- The HighMark Funds acquired the Stepstone Funds in a series of tax-free business combinations in April 1997. While each Fund now exists legally as a HighMark Fund, a number of the surviving funds have kept the past performance of the Stepstone Funds. In accordance with accounting principles generally accepted in the United States of America, the financial highlights presented for certain funds reflect prior periods beginning on the first day of the accounting survivor's fiscal year (February 1, 1997.)

SECURITY VALUATION -- Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investments in equity securities held by the Non-Money Market Funds that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities are valued based upon quotations from the primary market in which they are traded. Option contracts are valued at the last quoted bid price as quoted on the primary exchange or board of trade on which such option contracts are traded. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The International Equity Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.



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[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2002 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Fund enters into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. At January 31, 2002, forward foreign currency contracts outstanding were as follows:

                                      IN                           UNREALIZED
                CONTRACTS TO       EXCHANGE                       APPRECIATION
                   DELIVER           FOR           SETTLEMENT    (DEPRECIATION)
                    (000)           (000)             DATE            (000)
                ------------       --------        ----------    --------------
International Equity:
Foreign Currency Purchases:
     AU            1,075            $553            02/25/02           $(9)
     DK            5,909             688            02/25/02            (3)
     EU              801             692            02/25/02            (4)
     GB              213             300            02/25/02            --
     GB              350             495            02/04/02            --
     JP           14,725             110            02/25/02            --
     NO            5,944             651            02/25/02            --
     NZ              492             205            02/25/02            (1)
Foreign Currency Sales:
     CA             (328)           (206)           02/04/02            --
     CH           (3,187)         (1,874)           02/25/02            11
     CH              (65)            (38)           02/04/02            --
     JP         (476,351)         (3,572)           02/25/02             7
     KR         (853,729)           (647)           02/25/02            (3)

  AU - Australian Dollar
  CA - Canadian Dollar
  CH - Swiss Franc
  DK - Danish Krona
  EU - Euro
  GB - British Sterling Pound
  JP - Japanese Yen
  KR - Korean Won
  NO - Norwegian Krone
  NZ - New Zealand Dollar

REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, certain of the Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that the Fund gives up the opportunity of profit if the market price of the underlying security increases.

The Fund realizes a gain upon the expiration of a written call option. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

Also, certain Funds may purchase call or put options with respect to securities that are permitted investments. The risk in purchasing options is limited to the premium paid.

The Fund recognizes a gain when the underlying securities' market price rises (in case of a purchased call) or falls (in case of a purchased put) to the extent sufficient to cover the option premium and transaction costs.

DISCOUNTS AND PREMIUMS -- Discounts and premiums, are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method. Effective August 21, 2000, the Bond Fund began to accrete or amortize discounts and premiums. The cumulative effect of this accounting change was immaterial.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day for each Class. It is computed by dividing the assets of each Class, less its liabilities, by the number of outstanding shares of each Class.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the Non-Money Market Funds, except the International Equity and the Small Cap Value Funds, declare and make distributions from net investment income monthly. The International Equity and the Small Cap Value Funds declare and make distributions from net investment income periodically. Any net realized capital gains will be distributed at least annually for all Funds.


82  1.800.433.6884

[Grand Tetons Graphic Omitted]

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from estimates.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

The International Equity Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The International Equity Fund accrues such taxes when the related income is earned.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The HighMark Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on August 1, 2001. Prior to August 1, 2001, the California Intermediate Tax-Free Bond Fund did not accrete market discounts on fixed income securities. In accordance with the implementation of the new accounting standards, the Fund was required to record a cumulative effect adjustment of $51,816 to reflect the accretion of market discounts that were not previously recorded. The cumulative adjustment was a reclassification between net investment income and net unrealized appreciation of securities and therefore did not impact the total net assets or the net asset value per share of the Fund. The effect of this change for the period ended January 31, 2002 was to increase net investment income by $1,497. There was no effect on the ratio of net investment income to average net assets, net investment income per share, and realized and unrealized gains per share on the financial highlights, for the six month period ended January 31, 2002, as a result of this change. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.


3. INVESTMENT ADVISORY
AGREEMENT AND TRANSACTIONS WITH AFFILIATES
The Funds and HighMark Capital Management, Inc. (the "Adviser") a subsidiary of UnionBanCal Corporation, are parties to an Advisory Agreement. For its services, the Adviser is entitled to receive a fee, that is calculated daily and paid monthly, based on the average daily net assets, at an annual rate of 0.60% of the Growth Fund, the Value Momentum Fund, the Large Cap Value Fund, the Core Equity Fund, and the Balanced Fund, 1.00% of the Small Cap Value Fund, 0.95% of the International Equity Fund, 0.50% of the California Intermediate Tax-Free Bond Fund and the Bond Fund, 0.30% of the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund, and the California Tax-Free Money Market Fund. For the six months ended January 31, 2002 the Adviser voluntarily waived a portion of its fee in certain funds in order to limit the operating expenses of the Funds.

Effective February 28, 2001, the Adviser and Deutsche Asset Management Investment Services, Ltd. ("Deutsche") entered into an investment sub-advisory agreement for the International Equity Fund. On November 30, 2001, Deutsche Asset Management, Inc. succeeded Deutsche as sub-adviser. Deutsche is entitled to an annual fee of 0.60% of the average daily net assets up to $250 million and 0.50% of the average daily net assets over $250 million of the International Equity Fund allocated to Deutsche. Deutsche is paid by the Adviser.

Prior to November 30, 2001, AXA Investment Managers GS Ltd. ("AXA") also served as sub-adviser to the International Equity Fund pursuant to an investment sub-advisory agreement between the Adviser and AXA. AXA was entitled to a fee of 0.50% of the average daily net assets of the International Equity Fund allocated to AXA. AXA was paid by the Adviser.

Effective October 1, 2001, the Adviser and Waddell & Reed Investment Management Company ("Waddell & Reed") entered into an investment sub-advisory agreement for the Growth Fund. Waddell & Reed is entitled to an annual fee of 0.30% of the average daily net assets of the Growth Fund. Waddell & Reed is paid by the Adviser.

Effective October 1, 2001, the Adviser and LSV Asset Management ("LSV") entered into an investment sub-advisory agreement for the Small Cap Value Fund. LSV is entitled to an annual fee of 0.65% of the average daily net assets on the first $50 million, 0.55% of the average daily net assets on the next $50 million and 0.50% on the average daily net assets over $100 million of the Small Cap Value Fund. LSV is paid by the Adviser.

Effective February 15, 1997, SEI Investments Mutual Funds Services (the "Administrator"), a Delaware business trust, became the Administrator for the Funds. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in

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

[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2002 (UNAUDITED)

the Administrator. The Funds and the Administrator are parties to an Administration Agreement (the "Agreement") dated February 15, 1997, under which the Administrator provides the Fund with management and administrative services for an annual fee of 0.20% of the average daily net assets of the Funds. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund. During the period August 1, 2001 to January 31, 2002 the Administrator voluntarily agreed to waive a portion of its fee for all Funds.

Pursuant to a separate agreement with the Administrator, HighMark Capital Management, Inc. performs sub-administration services on behalf of each fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.10% of the average daily net assets of the Funds. For the period from August 1, 2001 to January 31, 2002, HighMark Capital Management, Inc. received sub-administration fees from the Funds in the amount of $3,658,000.

State Street Bank and Trust Company serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for HighMark. The Administrator has agreed to absorb certain transfer agency related expenses on behalf of the Fund.

SEI Investments Distribution Co. (the "Distributor") and the Funds are parties to a distribution agreement dated February 15, 1997. No compensation is paid to the Distributor for services rendered to the Fiduciary Shares under this agreement. The Funds have adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees. The distributor, as compensation for its services under the Plans, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares, 0.75% of the average daily net assets attributable to each Fund's Class B Shares, 1.00% of the average daily net assets attributable to each Fund's Class C Shares and 0.55% of the average daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. The California Intermediate Tax-Free Bond and Bond Funds are currently waiving all Class A distribution fees.

The Funds have also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include Union Bank of California, N.A., Bank of Tokyo-Mitsubishi Trust Company, or their respective affiliates, that have agreed to provide certain shareholder support services for their customers who own Class A, Class B or Fiduciary Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of each Fund's average daily net assets. The service provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. For the period from August 1, 2001 to January 31, 2002, Union Bank of California, N.A. received shareholder servicing fees from the Funds in the amount of approximately $811,000.

The following fees were payable as of January 31, 2002:

                        INVESTMENT       SUB-AD-      SHAREHOLDER
                          ADVISER       MINISTRATIVE   SERVICING     CUSTODIAN
                       -----------      ------------   ---------     ---------
Growth ...............  $  117,315      $ 13,697       $ 45,981       $ 1,955
Value Momentum .......     258,698        30,204        105,447         4,312
Large Cap Value ......      83,698         9,772         34,237         1,395
Core Equity ..........      58,728         6,857         23,932           979
Balanced .............     161,154        18,815         66,031         2,686
Small Cap Value ......      63,845         4,472          5,802           638
International Equity .      29,385         2,167             --            --
California Intermediate
   Tax-Free Bond .....      90,953        12,743         44,310         1,819
Bond .................     234,510        32,856        116,214         4,690
100% U.S. Treasury
   Money Market ......     410,969        95,964        174,366        13,699
U.S. Government
   Money Market ......     164,568        38,428        111,749         5,486
Diversified Money
   Market ............   1,252,570       292,485        705,436        41,752
California Tax-Free
   Money Market ......     165,250        38,587        117,124         5,508

The Funds have entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services the Distributor received $78,630 for the six month period ended January 31, 2002.

A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares.

         YEARS SINCE                   CONTINGENT DEFERRED
        PURCHASE MADE                     SALES CHARGE
--------------------------------------------------------------------------------

            First ...........................  5%
            Second ..........................  4%
            Third ...........................  3%
            Fourth ..........................  3%
            Fifth ...........................  2%
            Sixth ...........................  1%
            Seventh and Following ........... None

A contingent deferred sales charge (CDSC) of 1% is imposed on certain redemptions of Class C Shares.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of net assets of the Funds.


84  1.800.433.6884

[Grand Tetons Graphic Omitted]

Certain officers of the Funds are also officers and/or Directors of the Administrator. The Funds pay each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers is paid by the Administrator.

4. INVESTMENT TRANSACTIONS
The purchases and sales (including maturities) of investment securities, excluding short-term investments and U.S. government securities, for the six month period ended January 31, 2002 were as follows:

                                        INVESTMENT SECURITIES
                                      --------------------------
                                       PURCHASES         SALES
                                        (000'S)         (000'S)
                                      ----------       ---------
Growth ..............................  $166,617         $219,929
Value Momentum ......................    46,580           42,639
Large Cap Value .....................   180,017          239,915
Core Equity .........................    29,244            2,038
Balanced ............................    15,950           17,463
Small Cap Value .....................    68,591           74,050
International Equity ................    67,410          138,719
California Intermediate Tax-Free Bond    19,775            4,982
Bond ................................    21,805           10,867

     The  purchases  and  sales  (including   maturities)  of  U.S.   government
securities for the six month period ended January 31, 2002 were:

                                       PURCHASES          SALES
                                        (000'S)          (000'S)
                                       ---------        -------
Balanced .............................  $    --          $ 7,278
Bond .................................   14,887           24,679

As of January 31, 2002, cost of securities for financial statement purposes was not materially different from cost for Federal income tax purposes. The aggregate gross unrealized appreciation and depreciation at January 31, 2002 for each Fund was as follows:

                       APPRECIATION      DEPRECIATION         TOTAL
                          (000'S)           (000'S)          (000'S)
                       ------------      ------------       --------
Growth ..............   $ 31,552          $(32,161)         $   (609)
Value Momentum ......    197,305           (20,097)          177,208
Large Cap Value .....      8,378           (10,598)           (2,220)
Core Equity .........      7,341           (20,326)          (12,985)
Balanced ............     68,678           (32,636)           36,042
Small Cap Value .....      9,477            (3,756)            5,721
International Equity       1,077            (1,254)             (177)
California Intermediate
   Tax-Free Bond ....     10,759               (96)           10,663
Bond ................     20,685            (8,888)           11,797

5. SECURITY LENDING
Certain of the Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 102% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan, which may include pending transactions, at January 31, 2002, the collateral purchased with cash received and held at January 31, 2002, and the income generated from the program during the six month period ended January 31, 2002, with respect to such loans were as follows:

                 MARKET VALUE OF        MARKET         INCOME RECEIVED
                   SECURITIES          VALUE OF        FROM SECURITIES
                  LOANED (000)     COLLATERAL (000)     LENDING (000)
                 ---------------   ----------------    ---------------
Growth .........     $14,386          $14,977                $19
Value Momentum .      56,106           58,503                 44
Large Cap Value       20,090           20,833                 32
Core Equity ....       6,496            6,827                 12
Balanced .......      24,197           24,985                 22
Small Cap Value        1,892            1,975                  7
International Equity   2,143            2,476                  7
Bond ...........      71,996           73,419                 57

6. CONCENTRATION OF CREDIT RISK
The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities in the State of California. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and political developments in that state.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.



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[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2002 (UNAUDITED)


7. OPTION CONTRACTS
Transactions in covered call options and purchased put options during the six month period ended January 31, 2002 are summarized as follows:

                                            VALUE MOMENTUM
                                     ---------------------------
                                     NUMBER OF
  WRITTEN OPTION TRANSACTION         CONTRACTS          PREMIUM
-----------------------------------  ---------         --------
Option written and outstanding at
beginning of period ................   1,300           $496,409
Call option written during period ..   2,296            574,881
Call option exercised during period     (950)          (255,452)
Call option expired during period ..  (1,300)          (449,753)
Call option closed during period ...    (100)           (42,696)
                                      ------           --------
Options written and outstanding at
end of period ......................   1,246           $323,389
                                      ======           ========

                                            VALUE MOMENTUM
                                      --------------------------
                                      NUMBER OF
  PURCHASE OPTION TRANSACTION         CONTRACTS         PREMIUM
-----------------------------------   ---------        ---------
Purchased put option outstanding at
beginning of period ................     800           $ 322,403
Put option purchased during period .      --                  --
Put option sold during period ......      --                  --
Put option expired during period ...      --                  --
Put option exercised during period .      96            (140,722)
                                      ------           ---------
Purchased put option outstanding at
end of period                            896           $ 181,681
                                      ======           =========

                                            CORE EQUITY
                                      --------------------------
                                      NUMBER OF
  WRITTEN OPTION TRANSACTION          CONTRACTS         PREMIUM
-----------------------------------   ---------        ---------
Option written and outstanding at
beginning of period ................      --           $     --
Call option written during period ..     102             23,595
Call option exercised during period       --                 --
Call option expired during period ..      --                 --
Call option closed during period ...     (89)           (20,579)
                                      ------           --------
Options written and outstanding at
end of period ......................      13           $  3,016
                                      ======           ========

                                              BALANCED
                                      --------------------------
                                      NUMBER OF
  WRITTEN OPTION TRANSACTION          CONTRACTS         PREMIUM
---------------------------------     ---------        ---------
Option written and outstanding at
beginning of period ................      --           $     --
Call option written during period ..     200             45,297
Call option exercised during period       --                 --
Call option expired during period ..      --                 --
Call option closed during period ...    (200)           (45,297)
                                      ------           --------
Options written and outstanding at
end of period ......................      --           $     --
                                      ======           ========

8. FUND MERGER
On August 21, 2000, the assets of the HighMark Intermediate-Term Bond Fund were reorganized into the HighMark Bond Fund. Under the Plan of Reorganization, 21,469,654 Fiduciary Shares and 454,455 Class A Shares of the HighMark Intermediate-Term Bond Fund were exchanged for 20,616,686 Fiduciary Shares (valued at $212,819,000) and 440,239 Class A Shares (valued at $4,506,000) of the Bond Fund in a tax free exchange. Upon the business combination of such Funds on August 21, 2000, the value of the HighMark Bond Fund's net assets combined with those of the HighMark Intermediate-Term Bond Fund ($217,323,870, including $3,150,195 of unrealized depreciation and distributions in excess of net investment income of $109,000, which was reclassified into paid-in-capital) was $568,093,052 before the open of business.

86  1.800.433.6884

[Grand Tetons Graphic Omitted]


9. IN-KIND REDEMPTIONS
During the six month period ended January 31, 2002, the Growth, Large Cap Value and International EquityFunds distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of the funds' holdings. The value of the redemptions were as follows:
FIDUCIARY SHARES:

                                                           REALIZED        SHARES
              REDEMPTION     SECURITIES        CASH          LOSS         REDEEMED
             -----------    -----------    ----------    -----------     ---------
Growth
 12/12/01    $47,556,730    $43,482,038    $4,074,692    $(2,899,881)    5,871,201

Large Cap
 Value
 12/12/01     35,776,612     35,075,688       700,924     (1,128,234)    3,613,799

International
 Equity
 11/26/01     71,663,510     67,257,104     4,406,406     (5,123,475)    2,558,497

During the year ended July 31, 2001, the HighMark Growth, Value Momentum, and Small Cap Value Funds distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of the funds' holdings. The value of the redemptions were as follows:
FIDUCIARY SHARES:

                                                          REALIZED        SHARES
              REDEMPTION     SECURITIES       CASH       GAIN (LOSS)     REDEEMED
             -----------    -----------    ----------    -----------     ---------
Growth
 06/15/01    $46,054,898    $44,768,289    $1,286,609    $(9,548,715)    5,180,529

Value
 Momentum
 06/15/01     63,169,400     61,182,109     1,987,291     35,246,323     2,326,681

Small Cap
 Value
 06/15/01     39,966,670     38,468,471     1,498,199      1,356,609     3,184,595

CLASS I SHARES:
                                                          REALIZED        SHARES
              REDEMPTION     SECURITIES       CASH          GAIN         REDEEMED
             -----------    -----------    ----------    -----------     ---------
VALUE
 MOMENTUM
 12/29/00   $125,377,048    $122,913,319   $2,463,729    $73,754,202     4,496,768

Since these transactions were nontaxable events, these gains will not have any impact on the funds' capital gain distributions. These transactions were completed pursuant to procedures adopted by the Board of Trustees. The Value Momentum Fund Class I Shares were fully liquidated as a result of this transaction.


                                                        www.highmarkfunds.com 87

[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JANUARY 31, 2002 (UNAUDITED)


10. SHARES ISSUED AND REDEEMED (000):
For the six month period ended January 31, 2002 and the year ended July 31, 2001 Transactions in Fund Shares were as follows:

                                                                                GROWTH                      VALUE MOMENTUM
                                                                                 FUND                           FUND
                                                                     ----------------------------     ---------------------------
                                                                       08/01/01       08/01/00         08/01/01       08/01/00
                                                                      to 01/31/02    to 07/31/01      to 01/31/02    to 07/31/01
                                                                     ----------------------------     ---------------------------
Shares Issued and Redeemed:
    Fiduciary Shares:
    Issued ........................................................     3,357           9,965           2,675           2,865
    Issued in Lieu of Cash Distributions ..........................        --           5,760           1,120           1,329
    Redeemed ......................................................   (11,563)*       (22,306)*        (2,634)         (7,624)*
                                                                     --------        --------         -------         -------
      Total Fiduciary Share Transactions ..........................    (8,206)         (6,581)          1,161          (3,430)
                                                                     --------        --------         -------         -------
  Class I Shares: (1)
    Issued ........................................................        --              --              --             234
    Issued in Lieu of Cash Distributions ..........................        --              --              --             282
    Redeemed ......................................................        --              --              --          (4,659)*
                                                                     --------        --------         -------         -------
      Total Class I Share Transactions ............................        --              --              --          (4,143)
                                                                     --------        --------         -------         -------
  Class A Shares:
    Issued ........................................................    10,342          15,233           4,550           4,923
    Issued in Lieu of Cash Distributions ..........................        --             351              80              77
    Redeemed ......................................................   (10,545)        (15,696)         (4,544)         (4,833)
                                                                     --------        --------         -------         -------
      Total Class A Share Transactions ............................      (203)           (112)             86             167
                                                                     --------        --------         -------         -------
  Class B Shares:
    Issued ........................................................       130             431              45             137
    Issued in Lieu of Cash Distributions ..........................        --             242              25              19
    Redeemed ......................................................      (202)           (287)            (38)            (60)
                                                                     --------        --------         -------         -------
      Total Class B Share Transactions ............................       (72)            386              32              96
                                                                     --------        --------         -------         -------
  Class C Shares:
    Issued ........................................................        20              51              13              24
    Issued in Lieu of Cash Distributions ..........................        --              13               2               1
    Redeemed ......................................................        (8)            (11)             (3)             (6)
                                                                     --------        --------         -------         -------
      Total Class C Share Transactions ............................        12              53              12              19
                                                                     --------        --------         -------         -------
    Net Increase (Decrease) in Share Transactions .................    (8,469)         (6,254)          1,291          (7,291)
                                                                     ========        ========         =======         =======


                                                                           CALIFORNIA INTERMEDIATE
                                                                                TAX-FREE BOND                       BOND
                                                                                    FUND                            FUND
                                                                         ----------------------------     --------------------------
                                                                           08/01/01       08/01/00         08/01/01       08/01/00
                                                                          to 01/31/02    to 07/31/01      to 01/31/02    to 07/31/01
                                                                         ----------------------------     --------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued from the reorganization of the Intermediate-Term Bond Fund ....        --              --              --         20,617
    Issued ...............................................................       783           1,477           5,005         12,111
    Issued in Lieu of Cash Distributions .................................        46              26             725          1,487
    Redeemed .............................................................      (769)         (3,477)         (6,308)       (18,604)
                                                                             -------         -------         -------        -------
      Total Fiduciary Share Transactions .................................        60          (1,974)           (578)        15,611
                                                                             -------         -------         -------        -------
  Class A Shares:
    Issued from the reorganization of the Intermediate-Term Bond Fund ....        --              --              --            440
    Issued ...............................................................     3,244           4,760             975          1,267
    Issued in Lieu of Cash Distributions .................................       148             160              38             54
    Redeemed .............................................................    (1,936)         (1,374)           (623)          (949)
                                                                             -------         -------         -------        -------
      Total Class A Share Transactions ...................................     1,456           3,546             390            812
                                                                             -------         -------         -------        -------
  Class B Shares:
    Issued ...............................................................       247             313             265            213
    Issued in Lieu of Cash Distributions .................................         6               3               9              3
    Redeemed .............................................................       (27)            (33)            (15)            (4)
                                                                             -------         -------         -------        -------
      Total Class B Share Transactions ...................................       226             283             259            212
                                                                             -------         -------         -------        -------
  Class S Shares:
    Issued ...............................................................        --              --              --             --
    Issued in Lieu of Cash Distributions .................................        --              --              --             --
    Redeemed .............................................................        --              --              --             --
                                                                             -------         -------         -------        -------
      Total Class S Share Transactions ...................................        --              --              --             --
                                                                             -------         -------         -------        -------
    Net Increase (Decrease) in Share Transactions                              1,742           1,855              71         16,635
                                                                             =======         =======         =======        =======

    *    Includes redemption as a result of the redemption in-kind. (See Note 9.)
    (1)  Assets of Class I Shares were fully liquidated on December 29, 2000.

88  1.800.433.6884

[Grand Tetons Graphic Omitted]


    LARGE CAP VALUE                 CORE EQUITY                     BALANCED                   SMALL CAP VALUE
         FUND                          FUND                           FUND                          FUND
-------------------------    -------------------------     --------------------------    --------------------------
  08/01/01     08/01/00        08/01/01     08/01/00          08/01/01      08/01/00       08/01/01      08/01/00
 to 01/31/02  to 07/31/01     to 01/31/02  to 07/31/01       to 01/31/02  to 07/31/01     to 01/31/02   to 07/31/01
-------------------------    -------------------------     --------------------------    --------------------------

      717        2,131            4,718      9,951              1,421        2,854              816        2,612
       50        1,398               13         15                693        1,354              261        1,205
   (6,108)*     (9,884)          (1,179)    (1,832)            (2,455)      (6,835)          (2,333)      (7,048)*
   ------       ------           ------     ------             ------       ------           ------       ------
   (5,341)      (6,355)           3,552      8,134               (341)      (2,627)          (1,256)      (3,231)
   ------       ------           ------     ------             ------       ------           ------       ------

       --           --               --         --                 --           --               --           --
       --           --               --         --                 --           --               --           --
       --           --               --         --                 --           --               --           --
   ------       ------           ------     ------             ------       ------           ------       ------
       --           --               --         --                 --           --               --           --
   ------       ------           ------     ------             ------       ------           ------       ------

       49          306               36        334                488          423              204        4,613
       20          383               --         --                 19           34               35           61
     (502)      (1,204)             (19)      (110)              (471)        (481)            (350)      (4,479)
   ------       ------           ------     ------             ------       ------           ------       ------
     (433)        (515)              17        224                 36          (24)            (111)         195
   ------       ------           ------     ------             ------       ------           ------       ------

        9           52              138        237                 46          132               72          216
        1           23               --         --                 10           15               27           43
      (33)         (62)             (33)       (22)               (43)         (72)             (42)         (69)
   ------       ------           ------     ------             ------       ------           ------       ------
      (23)          13              105        215                 13           75               57          190
   ------       ------           ------     ------             ------       ------           ------       ------

        5           --               --         --                  5            5               10           30
       --           --               --         --                 --           --                4            5
       (2)          (2)              --         --                 --           (1)             (14)          (4)
   ------       ------           ------     ------             ------       ------           ------       ------
        3           (2)              --         --                  5            4               --           31
   ------       ------           ------     ------             ------       ------           ------       ------
   (5,794)      (6,859)           3,674      8,573               (287)      (2,572)          (1,310)      (2,815)
   ======       ======           ======     ======             ======       ======           ======       ======


 INTERNATIONAL EQUITY
         FUND
-------------------------
  08/01/01     08/01/00
to 01/31/02   to 07/31/01
-------------------------

   2,737      8,654
       4        233
  (5,164)*   (7,904)
  ------     ------
  (2,423)       983
  ------     ------

      --         --
      --         --
      --         --
  ------     ------
      --         --
  ------     ------

   1,304      4,786
      --          1
  (1,444)    (4,652)
  ------     ------
    (140)       135
  ------     ------

       1         10
      --          2
      (7)        (5)
  ------     ------
      (6)         7
  ------     ------

      --         --
      --         --
      --         --
  ------     ------
      --         --
  ------     ------
  (2,569)     1,125
  ======     ======



    100% U.S. TREASURY                                             DIVERSIFIED               CALIFORNIA TAX-FREE
       MONEY MARKET               U.S. GOVERNMENT                  MONEY MARKET                 MONEY MARKET
          FUND                  MONEY MARKET FUND                      FUND                         FUND
 -------------------------    -------------------------     --------------------------    --------------------------
   08/01/01    08/01/00        08/01/01     08/01/00           08/01/01    08/01/00         08/01/01     08/01/00
 to 01/31/02  to 07/31/01      to 01/31/02 to 07/31/01        to 01/31/02 to 07/31/01      to 01/31/02  to 07/31/01
 -------------------------    -------------------------     --------------------------    --------------------------


        --           --               --           --                 --           --               --           --
   960,297    1,486,204        1,177,778    2,149,847          2,392,782    3,583,229          171,313      519,068
       214          788              122          467              5,209       15,942               --            1
  (787,213)  (1,501,387)      (1,086,782)  (2,077,051)        (2,043,536)  (3,269,944)        (200,657)    (474,620)
 ---------   ----------       ----------   ----------         ----------   ----------        ---------     --------
   173,298      (14,395)          91,118       73,263            354,455      329,227          (29,344)      44,449
 ---------   ----------       ----------   ----------         ----------   ----------        ---------     --------

        --           --               --           --                 --           --               --           --
   143,382      364,547           78,984      135,991            513,672    1,343,323          136,058      365,552
     3,316       11,895              559        2,288             11,750       39,844            1,859        6,243
  (149,326)    (399,371)         (76,249)    (139,367)          (580,485)  (1,145,739)        (137,362)    (320,313)
 ---------   ----------       ----------   ----------         ----------   ----------        ---------     --------
    (2,628)     (22,929)           3,294       (1,088)           (55,063)     237,428              555       51,482
 ---------   ----------       ----------   ----------         ----------   ----------        ---------     --------

        --           --              941        1,029                 --           --               --           --
        --           --                9           26                 --           --               --           --
        --           --             (373)        (483)                --           --               --           --
 ---------   ----------       ----------   ----------         ----------   ----------        ---------     --------
        --           --              577          572                 --           --               --           --
 ---------   ----------       ----------   ----------         ----------   ----------        ---------     --------

 1,026,892    2,300,582          258,820      477,944          1,389,700    2,951,950          274,933      528,579
     8,686       35,536            1,513        6,258             19,807       79,874              596        2,484
(1,037,169)  (2,219,193)        (303,456)    (442,845)        (1,412,997)  (3,023,810)        (303,037)    (496,969)
 ---------   ----------       ----------   ----------         ----------   ----------        ---------     --------
    (1,591)     116,925          (43,123)      41,357             (3,490)       8,014          (27,508)      34,094
 ---------   ----------       ----------   ----------         ----------   ----------        ---------     --------
   169,079       79,601           51,866      114,104            295,902      574,669          (56,297)     130,025
 ---------   ----------       ----------   ----------         ----------   ----------        ---------     --------


                                                        www.highmarkfunds.com 89

[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

SHAREHOLDER VOTING RESULTS (UNAUDITED)

1. At a shareholder meeting held on September 28, 2001, the shareholders of the HighMark Growth Fund were asked to approve a new Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Waddell & Reed Investment Management Company, with respect to the HighMark Growth Fund. The voting results were as follows:

                                      % OF SHARES          % OF SHARES
                SHARES                   VOTED             OUTSTANDING
              ----------              -----------          -----------
FOR           25,039,563                 97.69%                67.96%
AGAINST          238,445                  0.93%                 0.64%
ABSTAIN          352,761                  1.37%                 0.95%

2. At a shareholder meeting held on September 28, 2001, the shareholders of the HighMark Small Cap Value Fund were asked to approve a new Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management, with respect to the HighMark Small Cap Value Fund. The voting results were as follows:

                                      % OF SHARES          % OF SHARES
                SHARES                   VOTED             OUTSTANDING
              ----------              -----------          -----------
FOR            7,279,979                 99.39%                90.50%
AGAINST           18,109                  0.24%                 0.22%
ABSTAIN           26,043                  0.35%                 0.32%



90  1.800.433.6884

[Grand Tetons Graphic Omitted]

NOTES

                                                        www.highmarkfunds.com 91

[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

HIGHMARK FUND INFORMATION

                                                          FIDUCIARY SHARES INFORMATION
FUND                                               CUSIP                               TICKER                       FUND #
GROWTH                                              431114818                           HMGRX                        492

VALUE MOMENTUM                                      431114677                           HMVMX                        871

LARGE CAP VALUE                                     431114206                           HMIEX                        490

CORE EQUITY                                         431112788                           HMCFX                       1627

BALANCED                                            431114792                           HMBAX                        491

SMALL CAP VALUE                                     431112101                           HMSCX                        148

INTERNATIONAL EQUITY                                431114594                           HMIQX                        876

CA INTERMEDIATE TAX-FREEBOND                        431114644                           HMITX                        847

BOND                                                431114305                           HMBDX                        489

100% U.S. TREASURY MONEY MARKET                     431114503                           HMTXX                        486

U.S. GOVERNMENT MONEY MARKET                        431114701                           HMGXX                        485

DIVERSIFIED MONEY MARKET                            431114883                           HMDXX                        484

CA TAX-FREE MONEY MARKET                            431114842                           HMCXX                        487


                                                              RETAIL SHARES INFORMATION
GROWTH
     CLASS A SHARES                                 431114768                           HMRGX                        481
     CLASS B SHARES                                 431114511                           HMGBX                        455
     CLASS C SHARES                                 431112879                           HGRCX                       1755

VALUE MOMENTUM
     CLASS A SHARES                                 431114628                           HMVLX                        870
     CLASS B SHARES                                 431114529                           HVMBX                        456
     CLASS C SHARES                                 431112812                           HVMCX                       1753

LARGE CAP VALUE
     CLASS A SHARES                                 431114784                           HMERX                        479
     CLASS B SHARES                                 431114537                           HIEBX                        457
     CLASS C SHARES                                 431112861                           HIECX                       1754

CORE EQUITY
     CLASS A SHARES                                 431112770                           HCEAX                       1626
     CLASS B SHARES                                 431112762                           HCEBX                       1628


92  1.800.433.6884

[Grand Tetons Graphic Omitted]

                                                      RETAIL SHARES INFORMATION (CONTINUED)
FUND                                                CUSIP                               TICKER                      FUND #
BALANCED
     CLASS A SHARES                                 431114776                           HMBRX                        480
     CLASS B SHARES                                 431114545                           HMBBX                        452
     CLASS C SHARES                                 431112887                           HMBCX                       1760
SMALL CAP VALUE
     CLASS A SHARES                                 431112200                           HASVX                         41
     CLASS B SHARES                                 431112309                           HBSVX                        123
     CLASS C SHARES                                 431112820                           HSVCX                       1756
INTERNATIONAL EQUITY
     CLASS A SHARES                                 431112853                           HINAX                       1759
     CLASS B SHARES                                 431112846                           HINBX                       1758
     CLASS C SHARES                                 431112838                           HINCX                       1757
CA INTERMEDIATE TAX-FREEBOND
     CLASS A SHARES                                 431114578                           HMCIX                        846
     CLASS B SHARES                                 431112796                           HCABX                       1761
BOND
     CLASS A SHARES                                 431114743                           HMRBX                        478
     CLASS B SHARES                                 431112747                           HBDBX                       1090
100% U.S. TREASURY MONEY MARKET
     CLASS A SHARES                                 431114404                           HMRXX                        475
     CLASS S SHARES                                 431112606                           HUSXX                       1730
U.S. GOVERNMENT MONEY MARKET
     CLASS ASHARES                                  431114602                           HMUXX                        474
     CLASS B SHARES                                 431114495                           HGBXX                        450
     CLASS S SHARES                                 431112507                           HGSXX                       1729
DIVERSIFIED MONEY MARKET
     CLASS A SHARES                                 431114800                           HMVXX                        473
     CLASS S SHARES                                 431112408                           HDSXX                       1728
CA TAX-FREE MONEY MARKET
     CLASS A SHARES                                 431114859                           HMAXX                        476
     CLASS S SHARES                                 431112705                           HCSXX                       1727

                                                        www.highmarkfunds.com 93

[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]

NOTES

94  1.800.433.6884

[Grand Tetons Graphic Omitted]

NOTES
                                                        www.highmarkfunds.com 95

[HighMark Funds logo omitted]
[Grand Tetons Graphic Omitted]


SERVICE PROVIDERS &
BOARD OF TRUSTEES

INVESTMENT ADVISER
HighMark Capital Management, Inc.
475 Sansome Street
San Francisco, CA 94104

SUB-ADVISERS
International Equity Fund:
Deutsche Asset Management, Inc.
130 Liberty Street
New York, NY 10006

Small Cap Value Fund:
LSVAsset Management
200 West Madison, Suite 2780
Chicago, IL 60606

Growth Fund:
Waddell &Reed Investment Management
6300 Lamar Avenue
Shawnee Mission, KS 66202

CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Mutual Funds Services
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
Deloitte & Touche LLP
50 Fremont Street
San Francisco, CA 94105-2230

BOARD OF TRUSTEES
Frederick J. Long, Chairman
Michael L. Noel, Vice Chairman
Thomas L. Braje
David A. Goldfarb
Joseph C. Jaeger
Robert M. Whitler

96  1.800.433.6884